As filed on November 22, 2002                        1933 Act File No. 002-26125
                                                      1940 Act File No. 811-1474

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.
                                 ---                                ---

      Post-Effective Amendment No. 70                                X
                                   ---                              ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No. 44                                               X
                   ---                                              ---

                            INVESCO STOCK FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (720) 624-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
         Clifford J. Alexander, Esq.         Ronald M. Feiman, Esq.
         Kirkpatrick & Lockhart LLP           Mayer, Brown & Platt
       1800 Massachusetts Avenue, N.W.            1675 Broadway
               Second Floor               New York, New York 10019-5820
         Washington, D.C. 20036-1800
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

___ immediately upon filing pursuant to paragraph (b)
_X_ on November 29, 2002, pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on ___________, pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

_X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | NOVEMBER 30, 2002
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO STOCK FUNDS, INC.

INVESCO DYNAMICS FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO GROWTH FUND--INVESTOR CLASS, CLASS A, B, C, AND K (FORMERLY,
  INVESCO BLUE CHIP GROWTH FUND)
INVESCO GROWTH & INCOME FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO SMALL COMPANY GROWTH FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO S&P 500 INDEX FUND--INVESTOR CLASS
INVESCO VALUE EQUITY FUND--INVESTOR CLASS, CLASS A, B, C, AND K

SIX MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH OR TOTAL RETURN.

EFFECTIVE APRIL 1, 2002, THE INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks ...........3
Fund Performance ..................................6
Fees And Expenses ................................11
Investment Risks .................................15
Principal Risks Associated With The Funds ........16
Temporary Defensive Positions ....................17
Portfolio Turnover ...............................17
Fund Management ..................................18
Portfolio Managers ...............................18
Potential Rewards ................................19
Share Price ......................................20
How To Buy Shares ................................20
Your Account Services ............................27
How To Sell Shares ...............................28
Taxes ............................................30
Dividends And Capital Gain Distributions .........31
Financial Highlights .............................33

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO(R)

The securities and exchange commission has not approved or disapproved the shares of these funds. likewise, the commission has not determined if this prospectus is truthful or complete. anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class and, if applicable, Class A, B, C, and K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). INVESCO Dynamics, and S&P 500 Index Funds also offer an additional class of shares through separate Prospectuses. Each of the Funds' classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of Dynamics Fund's and S&P 500 Index Fund's shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-525-8085.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS

Dynamics, Growth, Small Company Growth, and S&P 500 Index Funds seek long-term capital growth. Growth & Income and Value Equity Funds seek total return. The Funds (except for S&P 500 Index Fund) are actively managed. The Funds invest primarily in equity securities and equity-related instruments that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

All of the Funds (except S&P 500 Index and Value Equity Funds) are managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Funds (except S&P 500 Index and Value Equity Funds) that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

S&P 500 Index Fund is passively managed to track the composition and performance of the S&P 500 Stock Index.

Value Equity Fund is managed in the value style. That means we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

At any given time, the Funds may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Funds are not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. A Fund can still be diversified, even if it is heavily weighted in one or more sectors.

In addition to sector risk and the risks outlined in the following sections for each Fund, the Funds are subject to other principal risks such as market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON] INVESCO DYNAMICS FUND - INVESTOR CLASS, CLASS A, B, C, AND K

The Fund seeks long-term capital growth. It normally invests at least 65% of its net assets in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2002, the smallest company in the Index had a market capitalization of $182.9 million and the largest company had a market capitalization of $12.5 billion. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities, and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON]  INVESCO GROWTH FUND - INVESTOR CLASS, CLASS A, B, C, AND K

The Fund seeks long-term capital growth. It also seeks current income. The Fund normally invests at least 65% of its net assets in common stocks of large companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase. At October 31, 2002, there were approximately 575 companies represented in the Index. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2002, the smallest company in the Index had a market capitalization of $182.9 million and the largest company had a market capitalization of $285.8 billion. In addition, INVESCO tries to identify companies that have - or are expected to have - growing earnings, revenues and strong cash flows. INVESCO also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment records or potential future capacity to pay dividends of the companies whose securities the Fund buys. The Fund may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of three or four dozen large companies.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk - that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets. The Fund's portfolio is presently concentrated in 50 companies. Although INVESCO believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.

[KEY ICON]  INVESCO GROWTH & INCOME FUND - INVESTOR CLASS, CLASS A, B, C, AND K

The Fund seeks to obtain a high rate of total return. Increases in the value of investments plus income on investments (dividends and interest), make up total return. The Fund normally invests at least 65% of its net assets in common stocks, preferred stocks and securities convertible into common stocks. The Fund's core investments are in well-established, large growth companies and/or dividend paying companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase. At October 31, 2002, there were approximately 575 companies represented in the Index. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2002, the smallest company in the Index had a market capitalization of $182.9 million and the largest company had a market capitalization of $285.8 billion. The Fund may also invest in securities which do not pay dividends but that INVESCO believes have the potential to increase in value, regardless of the potential for dividends.
Investments that are not core investments are not limited by market capitalization.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund's portfolio is presently concentrated in the stocks of approximately 60 companies. Although INVESCO believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.

[KEY ICON] INVESCO SMALL COMPANY GROWTH FUND - INVESTOR CLASS, CLASS A, B, C, AND K

The Fund seeks long-term capital growth. It normally invests 80% of its net assets in small-capitalization companies. We define small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2002, the smallest company in the Index had a market capitalization of $9.7 million and the largest company had a market capitalization of $1.8 billion. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

[KEY ICON]  INVESCO S&P 500 INDEX FUND - INVESTOR CLASS

The Fund seeks price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500" or "Index"). The Fund invests in the stocks that make up the Index, in approximately the same proportions.

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generaly or in the Fund particularly or the ability of the Index to track general stock market performance. S&P's only relationship to INVESCO is the licensing of certain trademarks and trade names of S&P and the Index, which is determined, composed, and calculated by S&P without regard to INVESCO or the Fund.

The Fund is not actively managed; instead, the Fund seeks to track the performance of the S&P 500. Therefore, when the S&P 500 drops, the value of shares of the Fund drops accordingly. The Fund makes no effort to hedge against price movements in the S&P 500. Due to purchases and sales of portfolio securities to meet investor purchases and redemptions, the Fund will not have a 100% correlation to the performance of the Index. However, under normal circumstances, the Fund expects to have at least a 95% correlation to the performance of the S&P 500.

[KEY ICON] INVESCO VALUE EQUITY FUND - INVESTOR CLASS, CLASS A, B, C, AND K

The Fund seeks high total return from capital appreciation and current income. The portfolio normally invests at least 80% of its net assets in high-quality, larger-capitalization companies which are temporarily out of favor with investors. Our value-based process evaluates numerous factors on a current and historical basis, seeking undiscovered values in the market. The philosophy of value investing is based upon the belief that certain securities are undervalued by the market. As such, when the market "discovers" these securities, their value should increase.

Although the Fund is subject to a number of risks, its principal risk is market risk - that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Undervalued stocks may not realize their perceived value for extended periods of time. Value-oriented funds may underperform when another investing style is in favor.

[GRAPH ICON]  FUND PERFORMANCE

Performance information in the bar charts below is that of the Funds' Investor Class shares which has the longest operating history of the Funds' classes. Information included in the table is that of Investor Class, Class C, and, if applicable, Class K shares. Performance information for Class A and B shares and, if applicable, Class K shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar charts and table reflect only the applicable total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar charts do not reflect a 12b-1 fee in excess of 0.25%, the sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Investor Class, and pre-tax average annual total returns for Class C and, if applicable, Class K shares for various periods ended December 31, 2001 compared to the S&P MidCap 400 Index, S&P 500 Index, Russell 1000 Growth Index, Russell 2000 Index, Russell 2000 Growth Index, or Russell Midcap Growth Index. The after-tax returns are shown only for the Investor Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption return assumes you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption return assumes payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rate in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax return shown is not relevant.

The information in the charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                         DYNAMICS FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

   '92     '93    '94     '95    '96    '97    '98    '99    '00     '01
   13.15%  19.10% (1.95%) 37.55% 15.65% 24.09% 23.25% 71.80% (7.76%) (32.89%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/99    38.83%
Worst Calendar Qtr.     9/01   (35.02%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          GROWTH FUND--INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================

                                [GRAPHIC OMITTED]

   '92    '93    '94     '95    '96    '97    '98    '99    '00      '01
   2.88%  18.01% (8.80%) 29.54% 20.96% 27.22% 41.72% 38.49% (23.92%) (49.07%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/01    34.51%
Worst Calendar Qtr.     9/01   (43.15%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      GROWTH & INCOME FUND--INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

                   '99             '00             '01
                   43.48%          (7.91%)         (43.60%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/99     26.14%
Worst Calendar Qtr.     3/01    (35.31%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    SMALL COMPANY GROWTH FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

    '92     '93    '94     '95    '96    '97    '98    '99    '00      '01
    25.72%  23.38% (3.74%) 30.02% 11.62% 18.31% 14.90% 81.64% (12.19%) (20.91%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/99    46.68%
Worst Calendar Qtr.     9/01   (28.70%)
================================================================================


--------------------------------------------------------------------------------
                       S&P 500 INDEX FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(4)
================================================================================
                               [GRAPHIC OMITTED]

                '98             '99             '00             '01
                31.14%          20.20%          (9.97%)         (12.38%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/98    21.22%
Worst Calendar Qtr.     9/01   (14.76%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                        VALUE EQUITY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

 '92     '93      '94     '95     '96     '97     '98     '99    '00     '01
 4.98%   10.43%   4.04%   30.60%  18.48%  28.00%  15.05%  1.12%  (5.43%) (5.00%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/98    16.66%
Worst Calendar Qtr.     9/01   (12.71%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN(5)
                                                            AS OF 12/31/01
--------------------------------------------------------------------------------
                                                                   10 YEARS
                                            1 YEAR   5 YEARS  OR SINCE INCEPTION
INVESTOR CLASS
Dynamics Fund(1)
Return Before Taxes                        (32.89%)   10.22%        13.08%
Return After Taxes on Distributions        (32.91%)    8.37%        10.16%
Return After Taxes on Distributions
  and Sale of Fund Shares                  (20.01%)    7.66%         9.55%

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN(5)
                                                            AS OF 12/31/01
--------------------------------------------------------------------------------
                                                                   10 YEARS
                                            1 YEAR   5 YEARS  OR SINCE INCEPTION
S&P MidCap 400 Index(6)
    (reflects no deduction for fees,
    expenses, or taxes)                     (0.62%)   16.11%        15.01%
Russell Midcap Growth Index(6)
    (reflects no deduction for fees,
    expenses, or taxes)                    (20.15%)    9.02%        11.10%

Growth Fund(1)
Return Before Taxes                        (49.07%)   (0.66%)        5.32%
Return After Taxes on Distributions        (49.16%)   (4.57%)        1.30%
Return After Taxes on Distributions
    and Sale of Fund Shares                (29.79%)   (0.88%)        3.32%
S&P 500 Index(6)
    (reflects no deduction for fees,
    expenses, or taxes)                    (11.88%)   10.70%        12.93%
Russell 1000 Growth Index(6)
    (reflects no deduction for fees,
    expenses, or taxes)                    (20.42%)    8.27%        10.79%

Growth & Income Fund(1)
Return Before Taxes                        (43.60%)      N/A         1.71%(3)
Return After Taxes on Distributions        (43.73%)      N/A        (0.10%)(3)
Return After Taxes on Distributions
    and Sale of Fund Shares                (26.43%)      N/A         0.88%(3)
S&P 500 Index(6)
    (reflects no deduction for fees,
    expenses, or taxes)                    (11.88%)      N/A         1.65%(3)
Russell 1000 Growth Index(6)
    (reflects no deduction for fees,
    expenses, or taxes)                    (20.42%)      N/A        (1.54%)(3)

Small Company Growth Fund(1)
Return Before Taxes                        (20.91%)   11.39%        14.03%
Return After Taxes on Distributions        (20.91%)    7.09%        10.78%
Return After Taxes on Distributions
    and Sale of Fund Shares                (12.74%)    7.18%        10.27%
Russell 2000 Index(6)
    (reflects no deduction for fees,
    expenses, or taxes)                      2.49%     7.52%        11.51%
Russell 2000 Growth Index(6)
    (reflects no deduction for fees,
    expenses, or taxes)                     (9.23%)    2.87%         7.19%

S&P 500 Index Fund(1)
Return Before Taxes                        (12.38%)     N/A          6.42%(4)
Return After Taxes on Distributions        (12.64%)     N/A          5.93%(4)
Return After Taxes on Distributions
    and Sale of Fund Shares                 (7.53%)     N/A          5.05%(4)
S&P 500 Index(6)
    (reflects no deduction for fees,
    expenses, or taxes)                    (11.88%)     N/A          5.67%(4)

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN(5)
                                                            AS OF 12/31/01
--------------------------------------------------------------------------------
                                                                   10 YEARS
                                            1 YEAR   5 YEARS  OR SINCE INCEPTION

Value Equity Fund(1)
Return Before Taxes                         (5.00%)    5.99%         9.58%
Return After Taxes on Distributions         (5.84%)    3.81%         7.50%
Return After Taxes on Distributions
    and Sale of Fund Shares                 (2.46%)    4.67%         7.44%
S&P 500 Index(6)
    (reflects no deduction for fees,
    expenses, or taxes)                    (11.88%)   10.70%        12.93%

CLASS C - RETURN BEFORE TAXES (INCLUDING CDSC)
Dynamics Fund(1)                           (34.42%)     N/A        (26.68%)(7)
S&P MidCap 400 Index(6)                     (0.62%)     N/A          6.54%(7)
Russell Midcap Growth Index(6)             (20.15%)     N/A        (25.54%)(7)

Growth Fund(1)                             (50.65%)     N/A        (40.79%)(7)
S&P 500 Index(6)                           (11.88%)     N/A         (7.92%)(7)
Russell 1000 Growth Index(6)               (20.42%)     N/A        (23.12%)(7)

Growth & Income Fund(1)                    (44.99%)     N/A        (29.78%)(7)
S&P 500 Index(6)                           (11.88%)     N/A         (7.92%)(7)
Russell 1000 Growth Index(6)               (20.42%)     N/A        (23.12%)(7)

Small Company Growth Fund(1)               (22.87%)     N/A        (23.04%)(7)
Russell 2000 Index(6)                        2.49%      N/A         (7.49%)(7)
Russell 2000 Growth Index(6)                (9.23%)     N/A        (25.94%)(7)

Value Equity Fund(1)                        (7.01%)     N/A         (1.85%)(7)
S&P 500 Index(6)                           (11.88%)     N/A         (7.92%)(7)

CLASS K - RETURN BEFORE TAXES
Dynamics Fund(1)                           (33.07%)     N/A        (27.37%)(8)
S&P MidCap 400 Index(6)                     (0.62%)     N/A          6.43%(8)
Russell Midcap Growth Index(6)             (20.15%)     N/A        (14.82%)(8)

Growth Fund(1)                             (53.16%)     N/A        (52.67%)(8)
S&P 500 Index(6)                           (11.88%)     N/A        (10.61%)(8)
Russell 1000 Growth Index(6)               (20.42%)     N/A        (21.38%)(8)

Growth & Income Fund(1)                    (43.66%)     N/A        (38.30%)(8)
S&P 500 Index(6)                           (11.88%)     N/A        (10.61%)(8)
Russell 1000 Growth Index                  (20.42%)     N/A        (21.28%)(8)


(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.

(2) Returns before taxes for Investor Class shares of Dynamics, Growth, Growth & Income, Small Company Growth, S&P 500 Index, and Value Equity Funds year-to-date as of the calendar quarter ended September 30, 2002 were (38.92%), (43.85%), (36.52%), (34.68%), (28.72%), and (25.24%),
     respectively.

(3) The Fund (Investor Class shares) commenced investment operations on July 1, 1998. Index comparison begins on June 30, 1998.

(4) The Fund (Investor Class shares) commenced investment operations on December 23, 1997. Index comparison begins on December 31, 1997.

(5) The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes' total expenses, including 12b-1 fees', front-end sales charge for Class A, and CDSC for Class B were reflected, returns for those classes would be lower than those shown.

(6) The S&P MidCap 400 Index is an unmanaged index indicative of domestic mid-capitalization stock prices. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000 Index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and lower forecasted growth values. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please keep in mind that the indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSC that may be paid by the shareholder.

(7) Since inception of Class C shares on February 15, 2000. Index comparisons begin on February 29, 2000.

(8) Since inception of Class K shares on December 1, 2000. Index comparisons begin on November 30, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

ALL FUNDS
                                             Investor
                                              Class        Class A        Class B       Class C        Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                               None          5.50%          None           None           None
Maximum Contingent Deferred
  Sales Charge (CDSC) as a percentage
  of the total original cost of the shares     None           None(1)      5.00%(2)       1.00%(2)        None(1)
Maximum Sales Charge on reinvested
  dividends/distributions                      None           None          None           None           None

S&P 500 INDEX FUND ONLY
Redemption Fee (as a percentage of
  amount redeemed)                            1.00%(3)        None          None           None           None
Exchange Fee                                  1.00%(3)        None          None           None           None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS


                                             Investor
DYNAMICS FUND                                 Class          Class A       Class B        Class C        Class K

Management Fees                               0.46%          0.46%         0.46%          0.46%          0.46%
Distribution and Service (12b-1) Fees(4)      0.25%          0.35%         1.00%          1.00%          0.45%
Other Expenses(5),(6)                         0.52%(7)       0.21%(8)      0.18%(8)       0.70%(9)       0.45%
                                              -----          -----         -----          -----          -----
Total Annual Fund Operating Expenses(5),(6)   1.23%(7)       1.02%(8)      1.64%(8)       2.16%(9)       1.36%
                                              =====          =====         =====          =====          =====
Fee Waivers/Reimbursements(6),(10)            0.00%          0.00%(8)      0.00%(8)       0.00%          0.00%
Net Expenses(6),(10)                          1.23%(7)       1.02%         1.64%          2.16%          1.36%
                                              =====          =====         =====          =====          =====

                                             Investor
GROWTH FUND                                   Class          Class A       Class B        Class C        Class K
Management Fees                               0.56%          0.56%         0.56%          0.56%          0.56%
Distribution and Service (12b-1) Fees(4)      0.25%          0.35%         1.00%          1.00%          0.45%
Other Expenses(5),(6)                         0.74%          0.49%(8)      0.45%(8)       1.47%          1.31%
                                              -----          -----         -----          -----          -----
Total Annual Fund Operating Expenses(5),(6)   1.55%          1.40%(8)      2.01%(8)       3.03%          2.32%
                                              =====          =====         =====          =====          =====
Fee Waivers/Reimbursements(6),(10)            0.00%          0.00%         0.00%          0.28%          0.12%
Net Expenses(6),(10)                          1.55%          1.40%(8)      2.01%(8)       2.75%          2.20%
                                              =====          =====         =====          =====          =====

                                             Investor
GROWTH & INCOME FUND                          Class          Class A       Class B        Class C        Class K
Management Fees                               0.75%          0.75%         0.75%          0.75%          0.75%
Distribution and Service (12b-1) Fees(4)      0.25%          0.35%         1.00%          1.00%          0.45%
Other Expenses(5),(6)                         1.40%(7)       1.11%(8),(11) 1.11%(8),(12)  1.58%(9)      29.75%(13)
                                              -----          -----         -----          -----         ------
Total Annual Fund Operating Expenses(5),(6)   2.40%(7)       2.21%(8),(11) 2.86%(8),(12)  3.33%(9)      30.95%(13)
                                              =====          =====         =====          =====         ======
Fee Waivers/Reimbursements(6),(10)            0.00%          0.11%         0.11%          0.58%         28.75%
Net Expenses(6),(10)                          2.40%          2.10%(8),(11) 2.75%(8),(12)  2.75%(9)       2.20%(13)
                                              =====          =====         =====          =====         ======

                                             Investor
SMALL COMPANY GROWTH FUND                     Class          Class A       Class B        Class C        Class K
Management Fees                               0.64%          0.64%         0.64%          0.64%          0.64%
Distribution and Service (12b-1) Fees(4)      0.25%          0.35%         1.00%          1.00%          0.45%
Other Expenses(5),(6)                         0.56%          0.23%(8)      0.21%(8)       1.06%(9)       0.08%(14)
                                              -----          -----         -----          -----          -----
Total Annual Fund Operating Expenses(5),(6)   1.45%          1.22%(8)      1.85%(8)       2.70%(9)       1.17%(14)
                                              =====          =====         =====          =====          =====
Fee Waivers/Reimbursements(6),(10)            0.00%          0.00%(8)      0.00%(8)       0.00%          0.00%
Net Expenses(6),(10)                          1.45%          1.22%         1.85%          2.70%(9)       1.17%(14)
                                              =====          =====         =====          =====          =====

                                             Investor
S&P 500 INDEX FUND                            Class
Management Fees                               0.25%
Distribution and Service (12b-1) Fees(4)      0.25%
Other Expenses(5),(6)                         0.51%(7)
                                              -----
Total Annual Fund Operating Expenses(5),(6)   1.01%(7)
                                              =====
Fee Waivers/Reimbursements(6),(10)            0.00%
Net Expenses(6),(10)                          1.01%(7)
                                              =====


                                             Investor
VALUE EQUITY FUND                             Class          Class A        Class B        Class C        Class K
Management Fees                               0.75%          0.75%          0.75%          0.75%          0.75%
Distribution and Service (12b-1) Fees(4)      0.25%          0.35%          1.00%          1.00%          0.45%
Other Expenses(5),(6)                         0.64%(7)       0.39%(8),(11)  0.39%(8),(12)  1.04%(9)       0.39%(15),(16)
                                              -----          -----          -----          -----          ----
Total Annual Fund Operating Expenses(5),(6)   1.64%(7)       1.49%(8),(11)  2.14%(8),(12)  2.79%(9)       1.59%(15),(16)
                                              =====          =====          =====          =====          =====
Fee Waivers/Reimbursements(6),(10)            0.00%          0.00%          0.00%          0.04%          0.00%
Net Expenses(6),(10)                          1.64%(7)       1.49%(8),(11)  2.14%(8),(12)  2.75%(9)       1.59%(15),(16)
                                              =====          =====          =====          =====          =====

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from the initial deposit in the plan's INVESCO account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) A 1% fee is charged on redemptions or exchanges of shares held three months or less, other than shares acquired through reinvestment of dividends and distributions.

(4) Because each class pays a 12b-1 distribution and service fee which is based upon each Class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(5) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses, with the exception of Class A and B, if applicable, were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(6) Effective June 1, 2002, INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and the Funds if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the board of directors.

(7) Certain expenses of Dynamics Fund - Investor Class, Growth & Income Fund - Investor Class, S&P 500 Index Fund - Investor Class, and Value Equity Fund
     - Investor Class were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Dynamics Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.50% and 1.21%, respectively, of the Fund's average net assets attributable to Investor Class shares; Growth & Income Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.50% and 1.50%, respectively, of the Fund's average net assets attributable to Investor Class shares; S&P 500 Index Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.15% and 0.65%, respectively, of the Fund's average net assets attributable to Investor Class shares; and Value Equity Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 1.30%, respectively, of the Fund's average net assets attributable to Investor Class shares.

(8) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights due to the relatively short period from inception of Class A and Class B on April 1, 2002 through July 31, 2002.

(9) Certain expenses of Dynamics Fund - Class C, Growth & Income Fund - Class C, Small Company Growth Fund - Class C, and Value Equity Fund - Class C were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Dynamics Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.50% and 1.96%, respectively, of the Fund's average net assets attributable to Class C shares; Growth & Income Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.50% and 2.25%, respectively, of the Fund's average net assets attributable to Class C shares; Small Company Growth Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.61% and 2.25%, respectively, of the Fund's average net assets attributable to Class C shares; and Value Equity Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.05%, respectively, of the Fund's average net assets attributable to Class C shares.

(10) To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through July 31, 2004 that would cause ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares.

(11) Certain expenses of INVESCO Growth & Income Fund - Class A and Value Equity Fund - Class A will be absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, Growth & Income Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.50% and 1.60%, respectively, of the Fund's average net assets attributable to Class A shares; and Value Equity Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.30% and 1.40%, respectively, of the Fund's average net assets attributable to Class A shares.

(12) Certain expenses of Growth & Income Fund - Class B and Value Equity Fund - Class B will be absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, Growth & Income Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.50% and 2.25%, respectively, of the Fund's average net assets attributable to Class B shares; and Value Equity Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.30% and 2.05%, respectively, of the Fund's average net assets attributable to Class B shares.

(13) Certain expenses of Growth & Income Fund - Class K were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, Growth & Income Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 0.50% and 1.70%, respectively, of the Fund's average net assets attributable to Class K shares.

(14) Annualized for the period of December 17, 2001, inception of class, through July 31, 2002.

(15) Based on estimated expenses for the current fiscal year.

(16) Certain expenses of Value Equity Fund - Class K will be absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Value Equity Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.30% and 1.50% respectively, of the Fund's average net assets attributable to Class K shares.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, and, if applicable, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR           3 YEARS           5 YEARS          10 YEARS
Dynamics Fund
     Investor Class(1)                        $125             $390              $676             $1,489
     Class A(1)                               $648             $857              $1,082           $1,789
     Class B - With Redemption(1)             $667             $817              $1,092           $1,778(2)
     Class B - Without Redemption(1)          $167             $517              $892             $1,778(2)
     Class C - With Redemption(1)             $319             $676              $1,159           $2,493
     Class C - Without Redemption(1)          $219             $676              $1,159           $2,493
     Class K(1)                               $138             $431              $745             $1,635
Growth Fund
     Investor Class                           $158             $490              $845             $1,845
     Class A(1)                               $685             $969              $1,274           $2,137
     Class B - With Redemption(1)             $704             $931              $1,283           $2,181(2)
     Class B - Without Redemption             $204             $631              $1,083           $2,181(2)
     Class C - With Redemption(1),(3)         $378             $882              $1,541           $3,305
     Class C - Without Redemption(3)          $278             $882              $1,541           $3,305
     Class K(3)                               $223             $701              $1,218           $2,637
Growth & Income Fund
     Investor Class                           $243             $748              $1,280           $2,736
     Class A(1),(3)                           $751             $1,183            $1,650           $2,938
     Class B - With Redemption(1),(3)         $778             $1,165            $1,689           $3,015(2)
     Class B - Without Redemption(3)          $278             $865              $1,489           $3,015(2)
     Class C - With Redemption(1),(3)         $378             $914              $1,633           $3,541
     Class C - Without Redemption(3)          $278             $914              $1,633           $3,541
     Class K(3)                               $223             $3,229            $6,967           $10,429
Small Company Growth Fund
     Investor Class                           $148             $459              $792             $1,735
     Class A(1)                               $667             $916              $1,183           $1,946
     Class B - With Redemption(1)             $688             $882              $1,201           $2,005(2)
     Class B - Without Redemption             $188             $582              $1,001           $2,005(2)
     Class C - With Redemption(1)             $373             $838              $1,430           $3,032
     Class C - Without Redemption             $273             $838              $1,430           $3,032
     Class K                                  $119             $372              $644             $1,420
S&P 500 Index Fund
     Investor Class(1)                        $103             $322              $558             $1,236
Value Equity Fund
     Investor Class                           $167             $517              $892             $1,944
     Class A(1)                               $693             $995              $1,318           $2,232
     Class B - With Redemption(1)             $717             $970              $1,349           $2,307(2)
     Class B - Without Redemption             $217             $670              $1,149           $2,307(2)
     Class C - With Redemption(1),(3)         $378             $857              $1,467           $3,113
     Class C - Without Redemption(3)          $278             $857              $1,467           $3,113
     Class K                                  $162             $502              $866             $1,889

(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

(3) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first two years of the three-, five-, and ten-year periods).

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies have more volatility than those of mid-size companies or large companies.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Each Fund may invest up to 25% of its respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                 ----------------------------------------------

Although each Fund generally invests in publicly-traded equity securities of growing companies, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S.       Market, Information, Political,
banks that represent shares of            Regulatory, Diplomatic, Liquidity,
foreign corporations held by those        and Currency Risks
banks. Although traded in U.S.
securities markets and valued in
U.S. dollars, ADRs carry most of
the risks of investing directly in
foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a    Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

With the exception of the S&P 500 Index Fund, we actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Fund with a higher-than-average portfolio turnover rate for the fiscal year ended July 31, 2002, was:

Growth Fund                               129%

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON]  FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL IVNESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $323.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $17.9 billion for 3,801,795 shareholder accounts of 49 INVESCO mutual funds as of September 30, 2002. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

World Asset Management ("World"), located at 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan, is the sub-advisor to S&P 500 Index Fund.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

World is a division of Munder Capital Management, a general partnership formed in December 1994 which engages in investment management and advisory services.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended July 31, 2002.

--------------------------------------------------------------------------------
                                          ADVISORY FEE AS A PERCENTAGE OF
FUND                                 AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Dynamics                                              0.46%
Growth                                                0.56%
Growth & Income                                       0.75%
Small Company Growth                                  0.64%
S&P 500 Index                                         0.25%
Value Equity                                          0.75%


[INVESCO ICON]  PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

FUND                                  PORTFOLIO MANAGER(S)

Dynamics                              Timothy J. Miller

Growth                                Team Managed

Growth & Income                       Fritz Meyer

Small Company Growth                  Stacie L. Cowell
                                      Cameron Cooke

Value Equity                          Charles P. Mayer

S&P 500 Index                         World Asset Management

CAMERON COOKE, is the co-portfolio manager of Small Company Growth Fund. Mr. Cooke joined the investment division of INVESCO in 2000. Prior to joining INVESCO, Cameron was a senior equity analyst at Wells Capital Management. Mr. Cooke holds a B.A. in economics from the University of North Carolina at Chapel Hill.

STACIE L. COWELL, a senior vice president of INVESCO, is the lead portfolio manager of Small Company Growth Fund. Before joining INVESCO in 1997, Stacie was senior equity analyst with Founders Asset Management and a capital markets and trading analyst with Chase Manhattan Bank in New York. She is a CFA charterholder. Stacie holds an M.S. in Finance from the University of Colorado and a B.A. in Economics from Colgate University.

CHARLES P. MAYER, Director of Value and Fixed-Income Investments and a senior vice president of INVESCO, is the portfolio manager of Value Equity Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension for nine years. He began his investment career in 1969. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

FRITZ MEYER, a vice president of INVESCO, is the portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Fritz was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. He holds an M.B.A. from Amos Tuck School -- Dartmouth College and a B.A. with a distinction in Economics from Dartmouth College.

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri -- St. Louis and a B.S.B.A. from St. Louis University.

S&P 500 Index Fund is managed by a team of World portfolio managers who are collectively responsible for the investment decisions relating to the Fund.

With regard to Growth Fund, when we refer to Team Management without naming individual portfolio managers, we mean a system by which INVESCO's Growth Management Investment Team sets allocation of Fund assets and risk controls.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Growth Fund also offers the opportunity for current income. In addition, Growth & Income and Value Equity Funds offer the opportunity for total return. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o  are willing to grow their capital over the long-term (at least five years)
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Growth, Growth & Income and Value Equity Funds do seek to provide income in addition to capital appreciation)
o unwilling to accept potentially significant changes in the price of Fund shares
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Funds if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary, or plan or program sponsor for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% of your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                       INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                     $1,000 for regular        INVESCO does not accept
Mail to:                     accounts; $250 for an     cash, credit cards,
INVESCO Funds Group, Inc.    IRA; $50 for each         travelers' cheques,
P.O. Box 173706              subsequent investment.    credit card checks,
Denver, CO 80217-3706.                                 instant loan checks,
You may send your check                                money orders, or third
by overnight courier to:                               party checks unless they
4350 South Monaco Street                               are from another
Denver, CO 80237.                                      financial institution
                                                       related to a retirement
                                                       plan transfer.
--------------------------------------------------------------------------------

METHOD                       INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY WIRE                      $1,000 for regular
You may send your payment    accounts; $250 for an
by  bank wire (call          IRA; $50 for each
1-800-525-8085 for           subsequentinvestment.
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $1,000 for regular        You must provide your
Call 1-800-525-8085 to       accounts; $250 for an     bank account information
request your purchase.       IRA; $50 for each         to INVESCO prior to using
Upon your telephone          subsequent investment.    this option.
instructions, INVESCO will
move money from your
designated bank/credit
union checking or savings
account in order to
purchase shares.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR        $1,000 for regular        You will need a Web
CLASS - GRANDFATHERED        accounts; $250 for an     browser to use this
INVESTORS ONLY)              IRA; $50 for each         service. Internet
Go to the INVESCO Web site   subsequent investment.    transactions are limited
at invescofunds.com                                    to a maximum of $25,000.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH       $50 per month for         Like all regular
EASIVEST OR DIRECT PAYROLL   EasiVest; $50 per pay     investment plans, neither
PURCHASE                     period for Direct         EasiVest nor Direct
You may enroll on your       Payroll Purchase. You     Payroll Purchase ensures
fund application, or call    may start or stop your    a profit or protects
us for a separate form and   regular investment plan   against loss in a falling
more details. Investing      at any time, with two     market. Because you'll
the same amount on a         weeks' notice to          invest continually,
monthly basis allows you     INVESCO.                  regardless of varying
to buy more shares when                                price levels, consider
prices are low and fewer                               your financial ability to
shares when prices are                                 keep buying through low
high. This "dollar cost                                price levels. And
averaging" may help offset                             remember that you will
market fluctuations. Over                              lose money if you redeem
a period of time, your                                 your shares when the
average cost per share may                             market value of all your
be less than the actual                                shares is less than their
average net asset value                                cost.
per share.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE     $50 for subsequent        You must provide your
WITH ACH                     investments.              bank account information
Automated transactions by                              to INVESCO prior to using
phone are available for                                this option. Automated
subsequent purchases and                               transactions are limited
exchanges 24 hours a day.                              to a maximum of $25,000.
Simply call 1-800-424-8085.
--------------------------------------------------------------------------------
BY EXCHANGE                  $1,000 for regular        See "Exchange Policy."
Between the same class of    accounts; $250 for an
any two INVESCO funds. Call  IRA; $50 for each
1-800-525-8085 for           subsequent investment.
prospectuses of other
INVESCO funds. Exchanges
may be made by phone or at
our Web site at
invescofunds.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

GRANDFATHERED INVESTORS. Investor Class shares of a Fund can be purchased only by:

o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o  Defined benefit, defined contribution, and deferred compensation plans; and
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, or Class K shares for other Class K shares. If you make an exchange involving Class B, Class C, or Class K shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, or Class K shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per twelve-month period; but you may be subject to a redemption fee (S&P 500 Index Fund only) described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEES (S&P 500 INDEX FUND ONLY). If you redeem or exchange shares of the Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being redeemed or exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plan, and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in a Fund. Class A, B, C, and K shares of the Funds are available primarily through financial intermediaries.

In addition, you should also consider the factors below:

                             Investor
                             Class           Class A                  Class B             Class C             Class K
                             -----           -------                  -------             -------             -------
Initial Sales Charge         None            5.50%                    None                None                None

CDSC(1)                      None            1% on certain            1%-5% for           1% for shares       1% on certain
                                             purchases held           shares held less    held less than      purchases held
                                             less than 18             than 6 years        13 months           less than 12
                                             months                                                           months

12b-1 Fee                    0.25%           0.35%                    1.00%                1.00%              0.45%


Redemption Fee               1.00%(2)        N/A                      N/A                  N/A                N/A


Conversion                   No              No                       Yes(3)               No                 No


Purchase Order Maximum       None            None                     $250,000             $1,000,000         None

(1) Please see the section entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2)  S&P 500 Index Fund only.

(3) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts, and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CLASS A, B, C, AND K ONLY)
Sales charges on Class A shares of the Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Funds are subject to the following initial sales charges:

                                               INVESTOR'S SALES CHARGE
AMOUNT OF INVESTMENT                        AS A % OF           AS A % OF
IN A SINGLE TRANSACTION                   OFFERING PRICE        INVESTMENT

Less than                      $25,000      5.50%               5.82%
$25,000 but less than          $50,000      5.25%               5.54%
$50,000 but less than          $100,000     4.75%               4.99%
$100,000 but less than         $250,000     3.75%               3.90%
$250,000 but less than         $500,000     3.00%               3.09%
$500,000 but less than         $1,000,000   2.00%               2.04%
$1,000,000 or more                           NAV                 NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than the above-stated tie periods, the CDSC may be assessed on the amount of the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

YEAR SINCE
PURCHASE MADE                           CLASS B                      CLASS C

First                                   5%                           1%(1)
Second                                  4%                           None
Third                                   3%                           None
Fourth                                  3%                           None
Fifth                                   2%                           None
Sixth                                   1%                           None
Seventh and following                   None(2)                      None

(1)  The first year will consist of the first thirteen months.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

        RIGHT OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

        LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     INITIAL SALES CHARGE/CDSC EXCEPTIONS. You will not pay initial sales charges:
     o  on shares purchased by reinvesting dividends and distributions;
     o  when exchanging shares of the same class among certain INVESCO funds;
     o  when using the reinstatement privilege;
     o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
     o  upon automatic conversion of Class B to Class A.

     You will not pay a CDSC:
     o  if you purchase less than $1,000,000 of Class A shares;
     o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
     o  if you redeem Class B shares you held for more than six years;
     o  if you redeem Class C shares you held for more than thirteen months;
     o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
     o if you redeem shares acquired through reinvestment of dividends and distributions;

     o if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
     o  on increases in the net asset value of your shares;
     o  to pay account fees;
     o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
     o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
     o for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to IDI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under the Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, IDI pays the difference. Conversely, if the distribution fees are less than computed amounts, IDI retains the difference.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary, or plan or program sponsor for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption, depending on how long you have held your shares. If you buy $1,000,000 or more Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualifed plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributo."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times--particularly in periods of severe economic or market disruption--when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances--for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES (S&P 500 INDEX FUND ONLY). If you redeem or exchange shares of the Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being redeemed or exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plan, and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Funds if you invest directly through INVESCO.

METHOD                       REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                 $250 (or, if less, full   INVESCO's telephone
Call us toll-free at:        liquidation of the        redemption privileges may
1-800-525-8085.              account) for a            be modified or terminated
                             redemption check. IRA     in the future at
                             redemptions are not       INVESCO's discretion. The
                             permitted by telephone.   maximum amount which may
                                                       be redeemed by telephone
                                                       is generally $25,000.
--------------------------------------------------------------------------------

METHOD                       REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
IN WRITING                   Any amount.               The redemption request
Mail your request to:                                  must be signed by all
INVESCO Funds Group, Inc.                              registered account
P.O. Box 173706                                        owners. Payment will be
Denver, CO 80217-3706.                                 mailed to your address as
You may also send your                                 it appears on INVESCO's
request by overnight                                   records, or to a bank
courier to:                                            designated by you in
4350 South Monaco Street                               writing.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $50. IRA redemptions      You must provide your
Call 1-800-525-8085 to       are not permitted by      bank account information
request your redemption.     telephone.                to INVESCO prior to using
                                                       this option. INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR        $50. IRA redemptions      You will need a Web
CLASS - GRANDFATHERED        are not permitted via     browser to use this
INVESTORS ONLY) Go to the    the internet.             service. Internet
INVESCO Web site at                                    transactions are limited
invescofunds.com.                                      to a maximum of $25,000.
                                                       INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE     $50.                      Be sure to write down the
WITH ACH                                               confirmation number
Automated transactions by                              provided to you. You must
phone are available for                                forward your bank account
redemptions and exchanges                              information to INVESCO
24 hours a day. Simply                                 prior to using this
call 1-800-424-8085.                                   option.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN     $100 per payment on a     You must have at least
You may call us to request   monthly or quarterly      $10,000 total invested
the appropriate form and     basis. The redemption     with the INVESCO funds
more information at          check may be made         with at least $5,000 of
1-800-525-8085.              payable to any party you  that total invested in
                             designate.                the fund from which
                                                       withdrawals will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY       Any amount.               All registered account
Mail your request to:                                  owners must sign the
INVESCO Funds Group, Inc.                              request, with signature
P.O. Box 173706                                        guarantees from an
Denver, CO 80217-3706.                                 eligible guarantor
                                                       financial institution,
                                                       such as a commercial bank
                                                       or a recognized national
                                                       or regional securities
                                                       firm.

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Funds in an effort to provide maximum total returns to all shareholders of the Funds. INVESCO generally focuses on pre-tax results and ordinarily does not manage a Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in a Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICAITON NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually, with respect to Dynamics, Growth, and Small Company Growth Funds, and quarterly, with respect to Growth & Income, S&P 500 Index and Value Equity Funds. All funds can make distributions at other times, if they choose to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

Each Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

A Fund's daily NAV reflects ordinary income and realized capital gains that have not yet been distributed to shareholders. As such, a Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of each Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO
Stock Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional
Information.  This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.
                                                                                                 PERIOD
                                                                                                 ENDED
                                                                 YEAR ENDED JULY 31              JULY 31        YEAR ENDED APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
DYNAMICS FUND--INVESTOR CLASS                             2002         2001          2000        1999(a)        1999         1998
PER SHARE DATA
Net Asset Value--Beginning of Period                    $17.93       $27.86        $19.39       $18.15        $16.41       $12.02
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                   (0.00)       (0.12)        (0.00)        0.00           0.00        (0.05)
Net Gains or (Losses) on Securities (Both
   Realized and Unrealized)                              (6.40)      (10.43)         9.51         1.24           3.04         6.39
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         (6.40)      (10.55)         9.51         1.24           3.04         6.34
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                          0.02         0.08          1.04         0.00           1.30         1.95
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                          $10.81       $17.23        $27.86       $19.39         $18.15       $16.41
====================================================================================================================================

TOTAL RETURN                                           (37.17%)     (37.94%)      50.34%        6.83%(d)      20.83%       56.42%

RATIOS
Net Assets - End of Period ($000 Omitted)           $3,688,213   $6,562,467   $7,865,489   $2,471,482     $2,044,321   $1,340,299
Ratio of Expenses to Average Net Assets(e)(f)            1.21%        1.00%        0.89%        1.03%(g)       1.05%        1.08%
Ratio of Net Investment Loss to Average Net
  Assets(f)                                             (0.86%)      (0.49%)      (0.34%)      (0.32%)(g)     (0.41%)      (0.43%)
Portfolio Turnover Rate                                    81%          55%          75%          23%(d)        129%         178%


(a)  From May 1, 1999 to July 31, 1999.
(b)  The per share information was computed based on average shares for the year ended July 31, 2001.
(c)  Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended July 31, 2002 and 2000,  the period ended July 31, 1999 and the year ended April 30, 1999.
(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.
(e)  Ratio is based on Total  Expenses of the class,  less Expenses  Absorbed by INVESCO,  if applicable,  which is before any expense  offset  arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Various expenses of the class were voluntarily  absorbed by INVESCO for the year  ended  July 31,  2002.  If such  expenses had not  been  voluntarily absorbed, ratio of expenses to average net assets would have been 1.23% and ratio of net investment loss to average net assets would have been (0.88%).
(g)  Annualized


                                                                      CLASS A          CLASS B

                                                                   PERIOD ENDED     PERIOD ENDED
                                                                      JULY 31          JULY 31
-----------------------------------------------------------------------------------------------------------
DYNAMICS FUND--CLASS A & CLASS B                                       2002(a)          2002(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $15.30           $15.30
===========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                     (0.03)           (0.06)
Net Losses on Securities (Both Realized and Unrealized)                 (4.45)           (4.46)
===========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                        (4.48)           (4.52)
===========================================================================================================
Net Asset Value--End of Period                                         $10.82           $10.78
===========================================================================================================

TOTAL RETURN(c)                                                        (29.22%)(d)      (29.54%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                $2,006             $390
Ratio of Expenses to Average Net Assets(e)                               1.11%(f)         2.09%(f)
Ratio of Net Investment Loss to Average Net Assets                      (0.76%)(f)       (1.71%)(f)
Portfolio Turnover Rate                                                    81%(g)           81%(g)

(a)  From April 1, 2002, since inception of class, to July 31, 2002.
(b)  The per share  information  for each  class was  computed  based on average shares.
(c)  The  applicable  sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.
(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.
(e)  Ratio is based on Total Expenses of the class,  which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2002.


                                                                                                        PERIOD
                                                                                                        ENDED
                                                                                 YEAR ENDED JULY 31     JULY 31
---------------------------------------------------------------------------------------------------------------------
DYNAMICS FUND--CLASS C                                                            2002        2001        2000(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                            $17.04      $27.78      $28.25
=====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                                           (0.25)      (0.06)      (0.00)
Net Losses on Securities (Both Realized and Unrealized)                          (6.17)     (10.60)      (0.47)
=====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                 (6.42)     (10.66)      (0.47)
=====================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                  0.02        0.08        0.00
=====================================================================================================================
Net Asset Value--End of Period                                                  $10.60      $17.04      $27.78
=====================================================================================================================

TOTAL RETURN(d)                                                                 (37.76%)    (38.45%)     (1.66%)(e)

RATIOS
Net Assets End of Period  ($000 Omitted)                                        $13,440     $28,887      $4,779
Ratio of Expenses to Average Net Assets(f)(g)                                     1.96%       1.86%       1.71%(h)
Ratio of Net Investment Loss to  Average Net Assets(g)                           (1.59%)     (1.34%)     (1.20%)(h)
Portfolio Turnover Rate                                                             81%         55%         75%(i)

(a)  From February 15, 2000, since inception of class, to July 31, 2000.
(b)  The per share  information  was  computed  based on average  shares for the period ended July 31, 2000.
(c)  Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended July 31, 2000.
(d)  The applicable CDSC fees are not included in the Total Return calculation.
(e)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.
(f)  Ratio is based on Total  Expenses of the class,  less Expenses  Absorbed by INVESCO,  if applicable,  which is before any expense  offset  arrangements (which may include custodian fees).
(g)  Various expenses of the class were voluntarily  absorbed by INVESCO for the year  ended  July 31,  2002.  If such  expenses had not  been  voluntarily absorbed, ratio of expenses to average net assets would have been 2.16% and ratio of net investment loss to average net assets would have been (1.79%).
(h)  Annualized
(i)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2000.



                                                                               YEAR ENDED      PERIOD ENDED
                                                                                 JULY 31          JULY 31
-----------------------------------------------------------------------------------------------------------
DYNAMICS FUND--CLASS K                                                            2002             2001(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                              $17.19         $22.50
===========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)                                               (0.15)         (0.03)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                            (6.26)         (5.28)
===========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                   (6.41)         (5.31)
===========================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                    0.02           0.00
===========================================================================================================
Net Asset Value--End of Period                                                    $10.76         $17.19
===========================================================================================================

TOTAL RETURN                                                                      (37.32%)      (23.60%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                         $44,745          $6
Ratio of Expenses to Average Net Assets(d)(e)                                       1.36%       1.48%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                              (1.05%)     (1.03%)(f)
Portfolio Turnover Rate                                                               81%         55%(g)

(a)  From December 1, 2000, since inception of class, to July 31, 2001.
(b)  The per share information was computed based on average shares for the year ended July 31, 2002.
(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.
(d)  Ratio is based on Total  Expenses of the class,  less Expenses  Absorbed by INVESCO,  if applicable,  which is before any expense  offset  arrangements (which may include custodian fees).
(e)  Various expenses of the class were voluntarily  absorbed by INVESCO for the period  ended July 31,  2001.  If such  expenses had not been  voluntarily absorbed,  ratio of expenses  to average  net assets  would have been 3.06% (annualized),  and ratio of net investment loss to average net assets would have been (2.61%) (annualized).
(f)  Annualized
(g)  Portfolio  Turnover is  calculated at the Fund level.  Represents  the year ended July 31, 2001.




                                                             YEAR ENDED JULY 31          PERIOD ENDED JULY 31   YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND--INVESTOR CLASS (FORMERLY                 2002        2001        2000        1999(a)        1998        1997
  INVESCO BLUE CHIP GROWTH FUND)
PER SHARE DATA
Net Asset Value--Beginning of Period                 $3.08       $8.47       $6.75       $5.15          $6.06       $5.44
================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                      (0.03)      (0.05)       0.00        0.00           0.02        0.01
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                    (1.39)      (4.27)       2.48        2.11           0.69        1.39
================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (1.42)      (4.32)       2.48        2.11           0.71        1.40
================================================================================================================================
LESS DIVIDENDS AND  DISTRIBUTIONS                     0.02        1.07        0.76        0.51           1.62        0.78
================================================================================================================================
Net Asset Value--End of Period                       $1.64       $3.08       $8.47       $6.75          $5.15       $6.06
================================================================================================================================

TOTAL RETURN                                       (46.28%)    (56.43%)     38.42%      42.06%(d)      13.42%      28.14%

RATIOS
Net Assets--End of Period ($000 Omitted)          $525,365  $1,251,042  $2,008,680  $1,232,908       $747,739    $709,220
Ratio of Expenses to Average Net Assets(e)           1.55%       1.16%       1.02%       1.03%(f)       1.04%       1.07%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                        (1.20%)     (0.96%)     (0.63%)     (0.08%)(f)      0.37%        0.22%
Portfolio Turnover Rate                               129%        129%        168%        134%(d)        153%         286%

(a)  From September 1, 1998 to July 31, 1999.
(b)  The per share  information  was  computed  based on average  shares for the years ended July 31, 2002 and 2001.
(c)  Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 2000 and the period ended
     July 31, 1999.
(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.
(e)  Ratio is based on Total Expenses of the class,  which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Annualized



                                                                         CLASS A          CLASS B

                                                                      PERIOD ENDED     PERIOD ENDED
                                                                         JULY 31           JULY 31
----------------------------------------------------------------------------------------------------
GROWTH FUND--CLASS A & CLASS B (FORMERLY, INVESCO                        2002(a)          2002(a)
  BLUE CHIP GROWTH FUND)
PER SHARE DATA
Net Asset Value--Beginning of Period                                    $2.34            $2.34
====================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                     (0.01)           (0.01)
Net Losses on Securities (Both Realized and Unrealized)                 (0.69)           (0.70)
====================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                        (0.70)           (0.71)
====================================================================================================
Net Asset Value--End of Period                                          $1.64            $1.63
====================================================================================================

TOTAL RETURN(c)                                                       (29.91%)(d)      (30.34%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                 $87              $39
Ratio of Expenses to Average Net Assets(e)(f)                           1.65%(g)         2.30%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                  (0.89%)(g)       (1.59%)(g)
Portfolio Turnover Rate                                                  129%(h)          129%(h)

(a)  From April 1, 2002, since inception of class, to July 31, 2002.
(b)  The per share information for each class was computed based on average shares.
(c)  The  applicable  sales  charges  for  Class A or CDSC fees for Class B are not  included  in the Total  Return calculation.
(d)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)  Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO,  which is before any expense offset arrangements (which may include custodian fees).
(f)  Various  expenses of each class were  voluntarily  absorbed by INVESCO for the period ended July 31, 2002.  If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.99%
     (annualized)  for Class A and 4.56% (annualized) for Class B and ratio of net investment loss to average net assets would have been (1.23%) (annualized) for Class A and (3.85%) (annualized) for Class B.
(g)  Annualized
(h)  Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2002.


                                                                                               PERIOD ENDED
                                                                         YEAR ENDED JULY 31       JULY 31
---------------------------------------------------------------------------------------------------------------
                                                                           2002         2001        2000(a)
GROWTH FUND--CLASS C (FORMERLY, INVESCO BLUE CHIP
  GROWTH FUND)
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $3.05        $8.44       $8.26
===============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                       (0.05)       (0.03)      (0.05)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (1.38)       (4.29)       0.23
===============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          (1.43)       (4.32)       0.18
===============================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.02         1.07        0.00
===============================================================================================================
Net Asset Value--End of Period                                            $1.60        $3.05       $8.44
===============================================================================================================

TOTAL RETURN(c)                                                          (47.07%)     (56.67%)      2.18%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                 $3,669       $9,108       $3,213
Ratio of Expenses to Average Net Assets(e)                                 3.03%        2.04%       1.76%(f)
Ratio of Net Investment Loss to  Average Net Assets                       (2.69%)      (1.82%)     (1.54%)(f)
Portfolio Turnover Rate                                                     129%         129%        168%(g)

(a)  From February 15, 2000, since inception of class, to July 31, 2000.
(b)  The per share information was computed based on average shares for the period ended July 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)  Ratio is based on Total  Expenses of the class,  which is before any expense  offset  arrangements  (which may include custodian fees).
(f)  Annualized
(g)  Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2000.


                                                                                YEAR ENDED   PERIOD ENDED
                                                                                  JULY 31       JULY 31
-----------------------------------------------------------------------------------------------------------
GROWTH FUND--CLASS K (FORMERLY, INVESCO BLUE CHIP                                   2002          2001(a)
 GROWTH FUND)
PER SHARE DATA                                                                      $3.03        $5.41
Net Asset Value--Beginning of Period
===========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                                 (0.02)       (0.02)
Net Losses on Securities (Both Realized and Unrealized)                             (1.49)       (2.36)
===========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                    (1.51)       (2.38)
===========================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                     0.02         0.00
===========================================================================================================
Net Asset Value--End of Period                                                      $1.50        $3.03
===========================================================================================================

TOTAL RETURN                                                                      (50.02%)     (43.99%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                           $2,888           $8
Ratio of Expenses to Average Net Assets(d)                                           2.32%        2.96%(e)
Ratio of Net Investment Loss to Average Net Assets                                  (1.91%)      (2.72%)(e)
Portfolio Turnover Rate                                                               129%         129%(f)

(a)  From December 1, 2000, since inception of class, to July 31, 2001.
(b)  The per share information was computed based on average shares for the period ended July 31, 2001.
(c)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(d)  Ratio is based on Total Expenses of the class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f)  Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2001.


                                                                                               PERIOD      PERIOD
                                                                                                ENDED       ENDED
                                                                 YEAR ENDED JULY 31            JULY 31    APRIL 30
-----------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND--INVESTOR CLASS                      2002         2001        2000         1999(a)     1999(b)
PER SHARE DATA
Net Asset Value--Beginning of Period                     $10.21       $18.93      $15.37       $14.54      $10.00
=======================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss(d)                                    (0.08)       (0.00)      (0.00)       (0.00)      (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                          (3.81)       (7.93)       4.60         0.83        5.22
=======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                          (3.89)       (7.93)       4.60         0.83        5.22
=======================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                           0.10         0.79        1.04         0.00        0.68
=======================================================================================================================
Net Asset Value--End of Period                            $6.22       $10.21      $18.93       $15.37      $14.54
=======================================================================================================================

TOTAL RETURN                                             (38.37%)     (43.25%)     30.79%        5.71%(e)   53.07%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                 $44,018      $88,409    $200,584      $61,316     $53,994
Ratio of Expenses to Average Net Assets(f)(g)              1.50%        1.51%       1.46%        1.52%(h)    1.52%(h)
Ratio of Net Investment Loss to Average Net Assets(g)     (0.98%)      (0.99%)     (0.85%)      (0.45%)(h)  (0.25%)(h)
Portfolio Turnover Rate                                      82%         218%        177%          46%(e)     121%(e)

(a)  From May 1, 1999 to July 31, 1999.
(b)  From July 1, 1998, commencement of investment operations, to April 30, 1999.
(c)  The per share  information  was computed  based on average  shares for the year ended July 31,  2002.
(d)  Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended July 31, 2001 and 2000 and the periods ended July 31, 1999 and April 30, 1999.
(e)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(f)  Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO,  which is before any expense offset arrangements (which may include custodian fees).
(g)  Various expenses of the class were voluntarily absorbed by INVESCO for the years ended July 31, 2002, 2001 and
     2000 and the periods ended July 31, 1999 and April 30, 1999.  If such expenses had not been voluntarily absorbed,  ratio of expenses to average net assets would have been 2.40%, 1.69%, 1.46%, 1.75% (annualized),
     1.71% (annualized), respectively, and ratio of net investment loss to average net assets would have been
     (1.88%), (1.17%), (0.85%), (0.68%) (annualized) and (0.44%) (annualized), respectively.
(h)  Annualized


                                                                       CLASS A          CLASS B

                                                                    PERIOD ENDED      PERIOD ENDED
                                                                       JULY 31           JULY 31
--------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND--CLASS A & CLASS B                                2002(a)          2002(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $8.54            $8.54
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                    (0.02)           (0.02)
Net Losses on Securities (Both Realized and Unrealized)                (2.30)           (2.33)
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       (2.32)           (2.35)
==================================================================================================
Net Asset Value--End of Period                                         $6.22            $6.19
==================================================================================================


TOTAL RETURN(c)                                                       (27.17%)(d)      (27.40%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                 $45               $6
Ratio of Expenses to Average Net Assets(e)(f)                           1.60%(g)         2.30%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                  (1.04%)(g)       (1.80%)(g)
Portfolio Turnover Rate                                                   82%(h)           82%(h)

(a)  From April 1, 2002, since inception of class, to July 31, 2002.
(b)  The per share information for each class was computed based on average shares.
(c)  The  applicable  sales  charges  for  Class A or CDSC fees for Class B are not  included  in the Total  Return calculation.
(d)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)  Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO,  which is before any expense offset arrangements (which may include custodian fees).
(f)  Various  expenses of each class were  voluntarily  absorbed by INVESCO for the period ended July 31, 2002.  If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 4.55%
     (annualized) for Class A and 62.08%  (annualized) for Class B, and ratio of net investment loss to average net assets would have been (3.99%) (annualized) for Class A and (61.58%) (annualized) for Class B.
(g)  Annualized
(h)  Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2002.

                                                                                                     YEAR ENDED
                                                                                YEAR ENDED JULY 31     JULY 31
                                                                             --------------------------------------
                                                                                 2002        2001       2000(a)
GROWTH & INCOME FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                           $10.09      $18.87     $18.19
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                             (0.05)      (0.03)     (0.13)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)              (3.84)      (7.96)      0.81
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                (3.89)      (7.99)      0.68
===================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                 0.10        0.79       0.00
===================================================================================================================
Net Asset Value--End of Period                                                  $6.10      $10.09     $18.87
===================================================================================================================

TOTAL RETURN(c)                                                                (38.83%)    (43.72%)     3.74%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                       $1,231      $2,142      $1,388
Ratio of Expenses to Average Net Assets(e)(f)                                    2.25%       2.27%      2.00%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                           (1.72%)     (1.78%)    (1.63%)(g)
Portfolio Turnover Rate                                                            82%        218%       177%(h)

(a)  From February 15, 2000, since inception of class, to July 31, 2000.
(b)  The per share information was computed based on average shares for the period ended July 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)  Ratio is based on Total Expenses of the class,  less Expenses  Absorbed by INVESCO,  if  applicable,  which is before any expense offset arrangements (which may include custodian fees).
(f)  Various expenses of the class were voluntarily absorbed by INVESCO for the years ended July 31, 2002 and 2001.
     If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been
     3.33% and 2.32%, respectively,  and ratio of net investment loss to average net assets would have been (2.80%)
     and (1.83%), respectively.
(g)  Annualized
(h)  Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2000.

                                                                              YEAR ENDED    PERIOD ENDED
                                                                                JULY 31       JULY 31
-------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND--CLASS K                                                   2002          2001(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                           $10.21        $15.22
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                             (0.08)        (0.02)
Net Losses on Securities (Both Realized and  Unrealized)                        (3.83)        (4.99)
=============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                (3.91)        (5.01)
=============================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                 0.10          0.00
=============================================================================================================
Net Asset Value--End of Period                                                  $6.20        $10.21
=============================================================================================================
                                                                               (38.57%)      (32.92%)(c)
TOTAL RETURN

RATIOS
Net Assets--End of Period ($000 Omitted)                                          $58           $10
Ratio of Expenses to Average Net Assets(d)(e)                                    1.70%         1.81%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                           (1.18%)       (1.31%)(f)
Portfolio Turnover Rate                                                            82%          218%(g)

(a)  From December 1, 2000, since inception of class, to July 31, 2001.
(b)  The per share  information  was computed based on average shares for the period ended July 31, 2001.
(c)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(d)  Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO,  which is before any expense offset  arrangements  (which may include  custodian  fees).
(e)  Various  expenses of the class were  voluntarily  absorbed by INVESCO for the year ended July 31, 2002 and the period ended July 31, 2001. If such expenses had not been voluntarily  absorbed,  ratio of expenses to average net assets would have been 30.95% and 2.68%  (annualized),  respectively,  and ratio of net investment loss to average net assets would have been (30.43%) and (2.18%) (annualized), respectively.
(f)  Annualized
(g)  Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2001.

                                                                                                    PERIOD
                                                                                                    ENDED
                                                                       YEAR ENDED JULY 31           JULY 31   YEAR ENDED MAY 31
--------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND--INVESTOR CLASS                      2002         2001          2000      1999(a)   1999      1998
PER SHARE DATA
Net Asset Value--Beginning of Period                         $12.76       $18.50         13.61    $12.08    $11.90    $12.82
================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                        (0.01)       (0.04)        (0.00)     0.00      0.00     (0.06)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                              (4.34)       (4.77)         6.88      1.53      1.35      2.56
================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                              (4.35)       (4.81)         6.88      1.53      1.35      2.50
================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                               0.00         0.93          1.99      0.00      1.17      3.42
================================================================================================================================
Net Asset Value--End of Period                                $8.41       $12.76        $18.50    $13.61    $12.08    $11.90
================================================================================================================================

TOTAL RETURN                                                (34.09%)     (26.53%)        53.55%    12.67%(d) 12.91%    22.65%

RATIOS
Net Assets--End of Period ($000 Omitted)                   $800,520   $1,395,113     $1,440,445  $452,861  $318,109  $272,619
Ratio of Expenses to Average Net Assets(e)(f)                  1.45%        1.29%         1.20%     1.50%(g)  1.51%     1.48%
Ratio of Net Investment Loss to Average Net Assets(f)         (1.01%)      (0.28%)       (0.34%)  (0.69%)(g) (0.58%)   (0.42%)
Portfolio Turnover Rate                                          99%         112%          186%       41%(d)   203%      158%

(a)  From June 1, 1999 to July 31, 1999.
(b)  The per share information was computed based on average shares for the year ended July 31, 2001.
(c)  Net  Investment  Loss  aggregated  less than $0.01 on a per share basis for the year ended July 31, 2000,  the period ended July 31, 1999 and the year ended May 31, 1999.
(d)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)  Ratio is based on Total Expenses of the class,  less Expenses  Absorbed by INVESCO,  if  applicable,  which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Various  expenses of the class were  voluntarily  absorbed by INVESCO  for the year ended July 31,  2000,  the period  ended July 31,  1999,  and the year ended May 31,  1999.  If such  expenses  had not been  voluntarily absorbed,  ratio of expenses  to average  net assets  would have been  1.21%,  1.62%  (annualized)  and 1.59%, respectively,  and ratio of net  investment  loss to average  net  assets  would  have been  (0.35%),  (0.81%)
     (annualized) and (0.66%), respectively.
(g)  Annualized


                                                                         CLASS A          CLASS B

                                                                       PERIOD ENDED     PERIOD ENDED
                                                                         JULY 31           JULY 31
----------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND--CLASS A & CLASS B                              2002(a)          2002(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                    $11.25           $11.25
====================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                      (0.02)           (0.04)
Net Losses on Securities (Both Realized and Unrealized)                  (2.82)           (2.80)
====================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         (2.84)           (2.84)
====================================================================================================
Net Asset Value--End of Period                                           $8.41            $8.41
====================================================================================================

TOTAL RETURN(c)                                                         (25.24%)(d)      (25.24%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                $2,607              $67
Ratio of Expenses to Average Net Assets(e)                                1.24%(f)         2.14%(f)
Ratio of Net Investment Loss to Average Net Assets                       (0.74%)(f)       (1.68%)(f)
Portfolio Turnover Rate                                                     99%(g)           99%(g)

(a)  From April 1, 2002, since inception of class, to July 31, 2002.
(b)  The per share  information  for each class was computed  based on average  shares.
(c)  The  applicable  sales  charges  for  Class A or CDSC fees for Class B are not  included  in the Total  Return calculation.
(d)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)  Ratio is based on Total  Expenses of the class,  which is before any expense  offset  arrangements  (which may include custodian fees).
(f)  Annualized
(g)  Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2002.

                                                                                                           PERIOD ENDED
                                                                                  YEAR ENDED JULY 31          JULY 31
-----------------------------------------------------------------------------------------------------------------------
                                                                                  2002          2001           2000(a)
SMALL COMPANY GROWTH FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                             $12.54        $18.37         $20.68
=======================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                                            (0.18)        (0.12)         (0.00)
Net Losses on Securities (Both Realized and Unrealized)                           (4.27)        (4.78)         (2.31)
=======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                  (4.45)        (4.90)         (2.31)
=======================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                   0.00          0.93           0.00
=======================================================================================================================
Net Asset Value--End of Period                                                    $8.09        $12.54         $18.37
=======================================================================================================================

TOTAL RETURN(d)                                                                  (35.57%)      (27.24%)       (11.17%)(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                                         $1,087        $2,034         $1,926
Ratio of Expenses to Average Net Assets(f)(g)                                      2.25%         2.13%          1.83%(h)
Ratio of Net Investment Loss to  Average Net Assets(g)                            (1.81%)       (1.12%)        (0.91%)(h)
Portfolio Turnover Rate                                                              99%          112%           186%(i)

(a)  From February 15, 2000, since inception of class, to July 31, 2000.
(b)  The per share  information  was computed  based on average  shares for the year ended July 31,  2002.
(c)  Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended July 31, 2000.
(d)  The applicable CDSC fees are not included in the Total Return calculation.
(e)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(f)  Ratio is based on Total Expenses of the class,  less Expenses  Absorbed by INVESCO,  if  applicable,  which is before any expense offset arrangements (which may include custodian fees).
(g)  Various expenses of the class were  voluntarily  absorbed by INVESCO for the year ended July 31, 2002. If such expenses had not been voluntarily absorbed,  ratio of expenses to average net assets would have been 2.70% and ratio of net investment loss to average net assets would have been (2.26%).
(h)  Annualized
(i)  Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2000.

                                                           PERIOD ENDED
                                                             JULY 31
-------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND--CLASS K                            2002(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                           $11.76
=========================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                             (0.05)
Net Losses on Securities (Both Realized and Unrealized)         (3.28)
=========================================================================
TOTAL FROM INVESTMENT OPERATIONS                                (3.33)
=========================================================================
Net Asset Value--End of Period                                  $8.43
=========================================================================

TOTAL RETURN                                                   (28.32%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                      $66,451
Ratio of Expenses to Average Net Assets(d)                       1.17%(e)
Ratio of Net Investment Loss to Average Net Assets              (0.80%)(e)
Portfolio Turnover Rate                                            99%(f)

(a)  From December 17, 2001, since inception of class, to July 31, 2002.
(b)  The per share information was computed based on average shares.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2002.

                                                                                                                        PERIOD
                                                                                                                        ENDED
                                                                                          YEAR ENDED JULY 31            JULY 31
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND--INVESTOR CLASS                                               2002      2001     2000      1999      1998(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                            $12.78    $15.36   $14.39    $12.14    $10.00
=================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                             0.09      0.10     0.11      0.14      0.07
Net Gains or (Losses) on Securities (Both Realized and Unrealized)               (3.19)    (2.39)    1.09      2.29      2.14
=================================================================================================================================
TOTAL FROM  INVESTMENT OPERATIONS                                                (3.10)    (2.29)    1.20      2.43      2.21
=================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                  0.09      0.29     0.23      0.18      0.07
=================================================================================================================================
Net Asset Value--End of Period                                                   $9.59    $12.78   $15.36    $14.39    $12.14
=================================================================================================================================

TOTAL RETURN                                                                   (24.33%)  (15.07%)   8.34%    20.09%    22.11%(b)

RATIOS
Net Assets--End of Period ($000 Omitted)                                      $135,578  $116,309  $92,784   $64,613   $15,065
Ratio of Expenses to Average Net Assets(c)(d)                                     0.65%     0.63%    0.63%     0.60%     0.62%(e)
Ratio of Net Investment Income to Average Net Assets(d)                           0.84%     0.75%    0.74%     1.06%     1.52%(e)
Portfolio Turnover Rate                                                              3%       43%      13%        2%        0%(b)(f)

(a)  From December 23, 1997, commencement of investment operations, to July 31, 1998.
(b)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(c)  Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO,  which is before any expense offset arrangements (which may include custodian fees).
(d)  Various  expenses of the class were  voluntarily  absorbed by INVESCO for the years ended July 31, 2002, 2001,
     2000 and 1999 and the period ended July 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses  to  average  net  assets  would  have been  1.01%,  0.99%,  0.95%,  0.99%  and  1.71%  (annualized), respectively,  and ratio of net investment income to average net assets would have been 0.48%,  0.39%,  0.43%,
     0.67% and 0.43% (annualized), respectively.
(e)  Annualized
(f)  Portfolio Turnover calculated to less than 0.10% for the period ended July 31, 1998.

                                                                                    PERIOD
                                                                                    ENDED
                                                      YEAR ENDED JULY 31            JULY 31   YEAR ENDED AUGUST 31
---------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND--INVESTOR CLASS                 2002        2001        2000       1999(a)    1998       1997
PER SHARE DATA
Net Asset Value--Beginning of Period            $21.19      $25.15      $29.61     $25.68     $28.30     $22.24
=====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.11        0.11        0.11       0.17       0.26       0.35
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (4.29)      (0.15)      (1.96)      6.25      (0.43)      6.62
=====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (4.18)      (0.04)      (1.85)      6.42      (0.17)      6.97
=====================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                  0.78        3.92        2.61       2.49       2.45       0.91
=====================================================================================================================
Net Asset Value--End of Period                  $16.23      $21.19      $25.15     $29.61     $25.68     $28.30
=====================================================================================================================

TOTAL RETURN                                   (20.28%)      0.20%      (6.52%)    25.41%(b)  (1.06%)    32.04%

RATIOS
Net Assets--End of Period ($000 Omitted)      $125,313    $198,905    $248,944   $369,982   $349,984   $369,766
Ratio of Expenses to Average Net Assets(c)(d)     1.30%       1.31%       1.31%      1.27%(e)   1.15%      1.04%
Ratio of Net Investment Income to Average Net
  Assets(d)                                       0.55%       0.48%       0.40%      0.63%(e)   0.86%      1.35%
Portfolio Turnover Rate                             43%         54%         67%        22%(b)     48%        37%

(a)  From September 1, 1998 to July 31, 1999.
(b)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(c)  Ratio is based on Total Expenses of the class,  less Expenses  Absorbed by INVESCO,  if  applicable,  which is before any offset arrangements (which may include custodian and transfer agent fees).
(d)  Various expenses of the class were voluntarily absorbed by INVESCO for the years ended July 31, 2002, 2001 and
     2000,  the period  ended July 31,  1999 and the year ended  August 31,  1998.  If such  expenses  had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been 1.64%,  1.53%,  1.44%,  1.38%
     (annualized) and 1.19%, respectively, and ratio of net investment income to average net assets would have been
     0.21%, 0.26%, 0.27%, 0.52% (annualized) and 0.82%, respectively.
(e)  Annualized

                                                                        CLASS A         CLASS B

                                                                      PERIOD ENDED     PERIOD ENDED
                                                                        JULY 31           JULY 31
-----------------------------------------------------------------------------------------------------
VALUE EQUITY FUND--CLASS A & CLASS B                                     2002(a)          2002(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                    $20.20           $20.20
=====================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                                              0.06            (0.01)
Net Losses on Securities (Both Realized and Unrealized)                  (3.98)           (3.86)
=====================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         (3.92)           (3.87)
=====================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.19             0.15
=====================================================================================================
Net Asset Value--End of Period                                          $16.09           $16.18
=====================================================================================================

TOTAL RETURN(c)                                                         (19.46%)(d)      (19.21%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                 $163             $242
Ratio of Expenses to Average Net Assets(e)                              1.39%(f)         1.95%(f)
Ratio of Net Investment Income to Average Net Assets                    0.51%(f)        (0.22%)(f)
Portfolio Turnover Rate                                                   43%(g)           43%(g)

(a)  From April 1, 2002, since inception of class, to July 31, 2002.
(b)  The per share information for Class B was computed based on average shares.
(c)  The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.
(d)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)  Ratio is based on Total  Expenses of the class,  which is before any expense  offset  arrangements  (which may include custodian fees).
(f)  Annualized
(g)  Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2002.

                                                                                      YEAR ENDED            PERIOD ENDED
                                                                                        JULY 31                JULY 31
------------------------------------------------------------------------------------------------------------------------
                                                                                  2002         2001         2000(a)
VALUE EQUITY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                            $20.82       $24.90       $24.72
========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                              (0.02)       (0.06)       (0.06)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                                                (4.24)       (0.14)        0.45
========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                 (4.26)       (0.20)        0.39
========================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                  0.67         3.88         0.21
========================================================================================================================
Net Asset Value--End of Period                                                  $15.89       $20.82       $24.90
========================================================================================================================

TOTAL RETURN(c)                                                                 (20.98%)      (0.49%)       1.52%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                         $1,684       $1,024          $96
Ratio of Expenses to Average Net Assets(e)(f)                                     2.05%        2.04%        2.13%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                            (0.12%)      (0.23%)      (0.49%)(g)
Portfolio Turnover Rate                                                             43%          54%          67%(h)

(a)  From February 15, 2000, since inception of class, to July 31, 2000.
(b)  The per share information was computed based on average shares for the years ended July 31, 2002 and 2001.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)  Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO,  which is before any expense offset arrangements (which may include custodian fees).
(f)  Various expenses of the class were voluntarily  absorbed by INVESCO for the years ended July 31, 2002 and 2001 and the period ended July 31, 2000. If such expenses had not been voluntarily  absorbed,  ratio of expenses to average  net assets  would  have been  2.79%,  2.29% and 2.22%  (annualized),  respectively,  and ratio of net investment loss to average net assets would have been (0.86%), (0.48%) and (0.58%) (annualized), respectively.
(g)  Annualized
(h)  Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2000.

NOVEMBER 30, 2002

INVESCO STOCK FUNDS, INC.
INVESCO DYNAMICS FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO GROWTH FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO GROWTH & INCOME Fund--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO SMALL COMPANY GROWTH FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO S&P 500 INDEX FUND--INVESTOR CLASS
INVESCO VALUE EQUITY FUND--INVESTOR CLASS, CLASS A, B, C, AND K

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as the effect of market and general economic trends and a Fund's investment strategy on each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 30, 2002 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus, annual report, and semiannual report of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-1474 and 002-26125.

811-1474

PROSPECTUS | NOVEMBER 30, 2002
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO STOCK FUNDS, INC.

INVESCO ENDEAVOR FUND--INVESTOR CLASS, CLASS A, B, C, AND K

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH.

EFFECTIVE APRIL 1, 2002, THE INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.


TABLE OF CONTENTS
Investment Goals, Strategies And Risks ..........55
Fund Performance ................................56
Fees And Expenses ...............................58
Investment Risks ................................61
Principal Risks Associated With The Fund ........61
Temporary Defensive Positions ...................62
Portfolio Turnover ..............................63
Fund Management .................................63
Portfolio Managers ..............................63
Potential Rewards ...............................63
Share Price .....................................64
How To Buy Shares ...............................64
Your Account Services ...........................71
How To Sell Shares ..............................72
Taxes ...........................................74
Dividends And Capital Gain Distributions ........75
Financial Highlights ............................76



No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO(R)


The securities and exchange commission has not approved or disapproved the shares of the fund. likewise, the commission has not determined if this prospectus is truthful or complete. anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

This Prospectus contains important information about the Fund's Investor Class, Class A, B, C, and K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares."

A combined Prospectus/Proxy Statement, dated November 7, 2002, has been furnished to shareholders of INVESCO Endeavor Fund to solicit proxies relating to the proposed reorganization of that Fund into INVESCO Dynamics Fund ("Dynamics Fund"). Both INVESCO Endeavor Fund and Dynamics Fund are series of INVESCO Stock Funds, Inc. Shareholders of record as of October 23, 2002 are entitled to vote on the proposal. If approved, each INVESCO Endeavor Fund shareholder would receive Dynamics Fund shares of the same class as, and equal in value to, the shareholder's shares of INVESCO Endeavor Fund on the effective date of the reorganization. The proposed reorganization will be voted upon at a special meeting of INVESCO Endeavor Fund shareholders on January 16, 2003 and any adjournments thereof. If approved, the reorganization is scheduled to take place on January 24, 2003.

For more information relating ot the proposed reorganization of INVESCO Endeavor Fund into Dynamics Fund, please contact INVESCO Distributors, Inc. by calling toll free 1-800-525-8085, or by writing to P.O. Box 173706, Denver, Colorado 80217-3706 to request a copy of the Prospectus/Proxy Statement.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON]   INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT.

INVESCO Endeavor Fund seeks long-term capital growth. The Fund is actively managed. The Fund invests primarily in equity securities and equity-related instruments that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

It uses an aggressive strategy and normally invests at least 65% of its net assets in common stocks. The Fund invests in companies of all sizes and also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities, warrants, bonds, and other debt securities.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

The Fund's investments are not limited to companies of a particular size. It invests in the securities of smaller and mid-sized companies, including companies just entering the securities marketplace with initial public offerings. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies. When the Fund concentrates its investments in the securities of smaller and mid-sized companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders - or emerging leaders - in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
o FINANCIAL VALIDATION: Their returns - in the form of sales unit growth, rising operating margins, internal funding and other factors - demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

In addition to sector risk and the risks outlined in the following sections for the Fund, the Fund is subject to other principal risks such as market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

Performance information in the bar chart below is that of the Fund's Investor Class shares which has the longest operating history of the Fund's classes. Information included in the table is that of Investor Class, Class C, and Class K shares. Performance information for Class A and B shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar chart and table reflect only the applicable total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar chart below shows the Fund's Investor Class actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The returns in the bar chart do not reflect a 12b-1 fee in excess of 0.25%, the sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows pre-tax and after-tax average annual total returns of Investor Class, and pre-tax average annual total returns for Class C and Class K shares for various periods ended December 31, 2001 compared to the S&P 500 Index or Russell 3000 Growth Index.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rate in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax return shown is not relevant. The after-tax returns are shown only for Investor Class shares. After-tax returns for other classes offered in this Prospectus will vary.

The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                     INVESCO ENDEAVOR FUND--INVESTOR CLASS
                    ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                               [GRAPHIC OMITTED]

                             '99       '00       '01
                             84.21%    (27.05%)  (43.56%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   12/99     39.80%
Worst Calendar Qtr.   9/01    (40.39%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN(4)
                                                          AS OF 12/31/01
--------------------------------------------------------------------------------

                                                 1 YEAR          SINCE INCEPTION

INVESTOR CLASS

INVESCO Endeavor Fund(1),(2)
Return Before Taxes                             (43.56%)             1.56%(3)
Return After Taxes on Distributions             (43.56%)             1.56%(3)
Return After Taxes on Distributions
    and Sale of Fund Shares                     (26.52%)             1.24%(3)
S&P 500 Index(5)
    (reflects no deduction for fees,
     expenses, or taxes)                        (11.88%)             2.68%(3)
Russell 3000 Growth Index(5)
    (reflects no deduction for fees,
    expenses, or taxes)                         (19.63%)            (0.67%)(3)

CLASS C - RETURN BEFORE TAXES (INCLUDING CDSC)

INVESCO Endeavor Fund(1)                   (44.99%)        N/A      (40.38%)(6)
S&P 500 Index(5)                           (11.88%)        N/A       (7.92%)(6)
Russell 3000 Growth Index(5)               (19.63%)        N/A      (23.36%)(6)

CLASS K - RETURN BEFORE TAXES

INVESCO Endeavor Fund(1)                   (43.68%)        N/A      (42.03%)(7)
S&P 500 Index(5)                           (11.88%)        N/A      (10.61%)(7)
Russell 3000 Growth Index(5)               (19.63%)        N/A      (20.20%)(7)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.

(2) Return before taxes for Investor Class shares of the Fund year-to-date as of the calendar quarter ended September 30, 2002 was (48.23%).

(3) The Fund (Investor Class shares) commenced investment operations on October 28, 1998. Index comparison begins on October 31, 1998.

(4) The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charges for Class A, and CDSC for Class B were reflected, returns for those classes would be lower than those shown.

(5) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Please keep in mind that the indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSC that may paid by the shareholder.

(6) Since inception of Class C shares on February 15, 2000. Index comparisons begin on February 29, 2000.

(7) Since inception of Class K shares on December 1, 2000. Index comparisons begin on November 30, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or Class K shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                       Investor Class     Class A        Class B        Class C        Class K

Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                            None           5.50%          None           None           None
Maximum Contingent Deferred
  Sales Charge (CDSC) as a percentage
  of the total original cost of the
  shares                                    None           None(1)        5.00%(2)       1.00%(2)       None(1)
Maximum Sales Charge on reinvested
  dividends/distributions                   None           None           None           None           None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                            Investor
                                            Class          Class A        Class B        Class C        Class K
Management Fees                             0.75%          0.75%          0.75%          0.75%          0.75%
Distribution and Service (12b-1) Fees(3)    0.25%          0.35%          1.00%          1.00%          0.45%
Other Expenses(4),(5)                       1.56%(6)       1.36%(7),(8)   1.36%(7),(9)   2.56%(10)      1.56%(11),(12)
                                            ----           ----           ----           ----           -----
Total Annual Fund Operating Expenses(4),(5) 2.56%(6)       2.46%(7),(8)   3.11%(7),(9)   4.31%(10)      2.76%(11),(12)
                                            ====           ====           ====           ====           ====

                                            Investor
                                            Class          Class A        Class B        Class C        Class K
Fee Waivers/Reimbursements(5),(13)          0.00%          0.36%          0.36%          1.56%          0.56%
Net Expenses(5),(13)                        2.56%          2.10%(8)       2.75%(9)       2.75%(10)      2.20%(11)
                                            ====           ====           ====           ====           ====

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) Because each class pays a 12b-1 distribution and service fee which is based upon the class's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(4) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses, with the exception of Class A and B, were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(5) Effective June 1, 2002, INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and the Fund if such reimbursement does not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the board of directors.

(6) Certain expenses of INVESCO Endeavor Fund - Investor Class were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, INVESCO Endeavor Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.50% and 1.50%, respectively, of the Fund's average net assets attributable to Investor Class shares.

(7) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights due to the relatively short period from inception of Class A and Class B on April 1, 2002 through July 31, 2002.

(8) Certain expenses of INVESCO Endeavor Fund - Class A will be absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, INVESCO Endeavor Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.50% and 1.60%, respectively, of the Fund's average net assets attributable to Class A shares.

(9) Certain expenses of INVESCO Endeavor Fund - Class B will be absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, INVESCO Endeavor Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.50% and 2.25%, respectively, of the Fund's average net assets attributable to Class B shares.

(10) Certain expenses of INVESCO Endeavor Fund - Class C were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, INVESCO Endeavor Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.50% and 2.25%, respectively, of the Fund's average net assets attributable to Class C shares.

(11) Certain expenses of INVESCO Endeavor Fund - Class K were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, INVESCO Endeavor Fund - Class K Other Expenses and Total Annual Fund Operating Expenses were 0.50% and 1.70%, respectively, of the Fund's average net assets attributable to Class K shares.

(12) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights.

(13) To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through July 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, and, if applicable, Class A, Class B, Class C, or Class K shares of the Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR   3 YEARS    5 YEARS   10 YEARS

   Investor Class                        $259     $796       $1,360    $2,895
   Class A(1),(2)                        $751     $1,208     $1,725    $3,139
   Class B - With Redemption(1),(2)      $778     $1,191     $1,766    $3,217(3)
   Class B - Without Redemption(1),(2)   $278     $891       $1,566    $3,217(3)
   Class C - With Redemption(1),(2)      $378     $1,015     $1,928    $4,268
   Class C - Without Redemption(1)       $278     $1,015     $1,928    $4,268
   Class K(1)                            $223     $747       $1,357    $3,005

(1) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first two years of the three-, five-, and ten-year periods.

(2) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

(3) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies have more volatility than those of mid-size companies or large companies.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

    CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

    POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

    REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

    DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to the Fund's shareholders.

                 ----------------------------------------------

Although the Fund generally invests in publicly-traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                               RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S.      Market, Information, Political,
banks that represent shares of           Regulatory, Diplomatic, Liquidity, and
foreign corporations held by those       Currency Risks
banks. Although traded in U.S.
securities markets and valued in
U.S. dollars, ADRs carry most of
the risks of investing directly in
foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller        Credit and Counterparty Risks
of a security agrees to buy it back
at an agreed-upon price and time in
the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate compared to many other mutual funds. The Fund's portfolio turnover rate for the fiscal year ended July 31, 2002, was 201%. The increase in the portfolio turnover rate from the prior year was due to responses to market conditions. Please see the financial highlights for information regarding portfolio turnover rates for previous years.

A portfolio turnover rate of 200% is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to the Fund's shareholders.

[INVESCO ICON]  FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $323.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $17.9 billion for 3,801,795 shareholder accounts of 49 INVESCO mutual funds as of September 30, 2002. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended July 31, 2002.

    ------------------------------------------------------------------------
                                    ADVISORY FEE AS A PERCENTAGE OF
    FUND                       AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
    ------------------------------------------------------------------------
    INVESCO Endeavor                          0.75%


[INVESCO ICON]  PORTFOLIO MANAGERS

The Fund is Team Managed. When we refer to Team Management without naming individual portfolio managers, we mean a system by which INVESCO's Growth Management Investment Team sets allocation of Fund assets and risk controls.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. The Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o  are willing to grow their capital over the long-term (at least five years)
o understand that shares of the Fund can, and likely will, have daily price fluctuations
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o  primarily seeking current dividend income
o unwilling to accept potentially significant changes in the price of Fund shares
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
----------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Fund if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary, or plan or program sponsor for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                         INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                       $1,000 for regular        INVESCO does not accept
Mail to:                       accounts; $250 for an     cash, credit cards,
INVESCO Funds Group, Inc.      IRA; $50 for each         travelers' cheques,
P.O. Box 173706                subsequent investment.    credit card checks,
Denver,CO 80217-3706.                                    instant loan checks,
You may send your check by                               money orders, or third
overnight courier to:                                    party checks unless
4350 South Monaco Street                                 they are from another
Denver, CO 80237.                                        financial institution
                                                         related to a retirement
                                                         plan transfer.
--------------------------------------------------------------------------------
BY WIRE                        $1,000 for regular
You may send your payment      accounts; $250 for an
by bank wire (call             IRA; $50 for each
1-800-525-8085 for             subsequent investment.
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH          $1,000 for regular        You must provide your
Call 1-800-525-8085 to         accounts; $250 for an     bank account
request your purchase. Upon    IRA; $50 for each         information to INVESCO
your telephone instructions,   subsequent investment.    prior to using this
INVESCO will move money from                             option.
your designated bank/credit
union checking or savings
account in order to purchase
shares.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -  $1,000 for regular        You will need a Web
GRANDFATHERED INVESTORS ONLY)  accounts; $250 for an     browser to use this
Go to the INVESCO Web site at  IRA; $50 for each         service. Internet
invescofunds.com               subsequent investment.    transactions are
                                                         limited to a maximum of
                                                         $25,000.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH         $50 per month for         Like all regular
EASIVEST OR DIRECT PAYROLL     EasiVest; $50 per pay     investment plans,
PURCHASE                       period for Direct         neither EasiVest nor
You may enroll on your fund    Payroll Purchase. You     Direct Payroll Purchase
application, or call us for    may start or stop your    ensures a profit or
a separate form and more       regular investment        protects against loss
details. Investing the same    plan at any time, with    in a falling market.
amount on a monthly basis      two weeks' notice to      Because you'll invest
allows you to buy more         INVESCO.                  continually, regardless
shares when prices are low                               of varying price
and fewer shares when prices                             levels, consider your
are high. This "dollar cost                              financial ability to
averaging" may help offset                               keep buying through low
market fluctuations. Over a                              price levels. And
period of time, your average                             remember that you will
cost per share may be less                               lose money if you
than the actual average net                              redeem your shares when
asset value per share.                                   the market value of all
                                                         your shares is less
                                                         than their cost.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE       $50 for subsequent        You must provide your
WITH ACH                       investments.              bank account
Automated transactions by                                information to INVESCO
phone are available for                                  prior to using this
subsequent purchases and                                 option. Automated
exchanges 24 hours a day.                                transactions are
Simply call 1-800-424-8085.                              limited to a maximum of
                                                         $25,000.
--------------------------------------------------------------------------------

METHOD                         INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE                    $1,000 for regular        See "Exchange Policy."
Between the same class of      accounts; $250 for an
any two INVESCO funds. Call    IRA; $50 for each
1-800-525-8085 for             subsequent investment.
prospectuses of other
INVESCO funds. Exchanges may
be made by phone or at our
Web site at
invescofunds.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.


GRANDFATHERED INVESTORS. Investor Class shares of the Fund can be purchased only by:

o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o  Defined benefit, defined contribution and deferred compensation plans; and
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per twelve-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in the Fund. Class A, B, C, and K shares of the Fund are available primarily through financial intermediaries.

In addition, you should also consider the factors below:

                           Investor
                           Class      Class A                 Class B           Class C         Class K
                           -----      -------                 -------           -------         -------
Initial Sales Charge       None       5.50%                   None              None            None

CDSC(1)                    None       1% on certain           1%-5% for         1% for shares   1% on certain
                                      purchases held          shares held less  held less than  purchases held
                                      less than 18 months     than 6 years      13 months       less than 12 months

12b-1 Fee                  0.25%      0.35%                   1.00%             1.00%           0.45%

Conversion                 No         No                      Yes(2)            No              No


Purchase Order Maximum     None       None                    $250,000          $1,000,000      None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Fund's Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts, and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CLASS A, B, C, AND K ONLY)
Sales charges on Class A shares of the Fund are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Fund are subject to the following initial sales charges:

                                               INVESTOR'S SALES CHARGE
AMOUNT OF INVESTMENT                        AS A % OF           AS A % OF
IN A SINGLE TRANSACTION                   OFFERING PRICE        INVESTMENT

Less than                      $25,000      5.50%               5.82%
$25,000 but less than          $50,000      5.25%               5.54%
$50,000 but less than          $100,000     4.75%               4.99%
$100,000 but less than         $250,000     3.75%               3.90%
$250,000 but less than         $500,000     3.00%               3.09%
$500,000 but less than         $1,000,000   2.00%               2.04%
$1,000,000 or more                           NAV                 NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemd within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

YEAR SINCE
PURCHASE MADE                  CLASS B           CLASS C

First                          5%                1%(1)
Second                         4%                None
Third                          3%                None
Fourth                         3%                None
Fifth                          2%                None
Sixth                          1%                None
Seventh and following          None(2)           None

(1)  The first year will consist of the first thirteen months.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

   REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

      RIGHT OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

      LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

   INITIAL SALES CHARGE/CDSC EXCEPTIONS
   You will not pay initial sales charges:
   o  on shares purchased by reinvesting dividends and distributions;
   o  when exchanging shares of the same class among certain INVESCO funds;
   o  when using the reinstatement privilege;
   o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
   o  upon automatic conversion of Class B to Class A.

   You will not pay a CDSC:
   o  if you purchase less than $1,000,000 of Class A shares;
   o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
   o  if you redeem Class B shares you held for more than six years;
   o  if you redeem Class C shares you held for more than thirteen months;
   o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
   o if you redeem shares acquired through reinvestment of dividends and distributions;
   o if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
   o  on increases in the net asset value of your shares;
   o  to pay account fees;
   o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
   o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
   o  for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution and service fees to IDI for the sale and distribution of the Fund's shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under the Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, IDI pays the difference. Conversely, if the distribution fees are less than computed amounts, IDI retains the difference.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEBSITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary, or plan or program sponsor for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption, depending on how long you have held your shares. If you buy $1,000,000 or more Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego a dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption-when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances-for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of the Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Fund if you invest directly through INVESCO.

METHOD                         REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                   $250 (or, if less,        INVESCO's telephone
Call us toll-free at:          full liquidation of       redemption privileges
1-800-525-8085.                the account) for a        may be modified or
                               redemption check. IRA     terminated in the
                               redemptions are not       future at INVESCO's
                               permitted by              discretion. The maximum
                               telephone.                amount which may be
                                                         redeemed by telephone
                                                         is generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                     Any amount.               The redemption request
Mail your request to:                                    must be signed by all
INVESCO Funds Group, Inc.                                registered account
P.O. Box 173706                                          owners. Payment will be
Denver, CO, 80217-3706.                                  mailed to your address
You may also send your request                           as it appears on
by overnight courier to:                                 INVESCO's records, or
4350 South Monaco Street                                 to a bank designated by
Denver, CO 80237.                                        you in writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH          $50. IRA redemptions      You must provide your
Call 1-800-525-8085 to         are not permitted by      bank account
request your redemption.       telephone.                information to INVESCO
                                                         prior to using this
                                                         option. INVESCO will
                                                         automatically pay the
                                                         proceeds into your
                                                         designated bank
                                                         account.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -  $50. IRA redemptions      You will need a Web
GRANDFATHERED INVESTORS ONLY)  are not permitted via     browser to use this
Go to the INVESCO Web site     the internet.             service. Internet
at invescofunds.com.                                     transactions are
                                                         limited to a maximum of
                                                         $25,000. INVESCO will
                                                         automatically pay the
                                                         proceeds into your
                                                         designated bank
                                                         account.
--------------------------------------------------------------------------------

METHOD                         REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE       $50.                      Be sure to write down
WITH ACH                                                 the confirmation number
Automated transactions by                                provided to you. You
phone are available for                                  must forward your bank
redemptions and exchanges                                account information to
24 hours a day. Simply call                              INVESCO prior to using
1-800-424-8085.                                          this option.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN       $100 per payment on a     You must have at least
You may call us to request     monthly or quarterly      $10,000 total invested
the appropriate form and       basis. The redemption     with the INVESCO funds
more information at            check may be made         with at least $5,000 of
1-800-525-8085.                payable to any party      that total invested in
                               you designate.            the fund from which
                                                         withdrawals will be
                                                         made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY         Any amount.               All registered account
Mail your request to:                                    owners must sign the
INVESCO Funds Group, Inc.                                request, with signature
P.O. Box 173706                                          guarantees from an
Denver, CO 80217-3706.                                   eligible guarantor
                                                         financial institution,
                                                         such as a commercial
                                                         bank or a recognized
                                                         national or regional
                                                         securities firm.

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total returns to all shareholders of the Fund. INVESCO generally focuses on pre-tax results and ordinarily does not manage a Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDINGS, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on their investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually. The Fund can make distributions at other times, if it chooses to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

The Fund's daily NAV reflects all ordinary income and realized capital gains that have not yet been distributed to shareholders. As such, the Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of the Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of the Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO
Stock Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional
Information.  This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.
                                                                                                          PERIOD      PERIOD
                                                                                                           ENDED       ENDED
                                                                                 YEAR ENDED JULY 31      JULY 31    APRIL 30
---------------------------------------------------------------------------------------------------------------------------------
INVESCO ENDEAVOR FUND--INVESTOR CLASS                                        2002       2001      2000      1999(a)     1999(b)
PER SHARE DATA
Net Asset Value--Beginning of Period                                       $10.68     $24.32    $16.61    $16.32      $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss(d)                                                      (0.09)     (0.23)    (0.00)    (0.03)      (0.03)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)          (5.31)    (12.93)     9.04      0.32        6.35
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            (5.40)    (13.16)     9.04      0.29        6.32
---------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS(E)                                          0.00       0.48      1.33      0.00        0.00
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                              $5.28     $10.68    $24.32    $16.61      $16.32
=================================================================================================================================

TOTAL RETURN                                                              (50.56%)   (54.86%)   55.84%     1.78%(f)   63.20%(f)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $58,652   $161,842  $390,638     $109,532     $72,592
Ratio of Expenses to Average Net Assets(g)(h)                               1.50%      1.51%     1.41%     1.49%(i)    1.43% (i)
Ratio of Net Investment Loss to Average Net Assets(h)                      (1.10%)    (1.24%)   (0.93%)   (0.83%)(i)  (0.55%)(i)
Portfolio Turnover Rate                                                      201%       195%       81%       47%(f)     107% (i)

(a)  From May 1, 1999 to July 31, 1999.
(b)  From October 28, 1998, commencement of investment operations, to April 30, 1999.
(c)  The per share information was computed based on average shares for the years ended July 31, 2002 and 2001 and the period ended
     April 30, 1999.
(d)  Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 2000.
(e)  Dividends and Distributions aggregated less than $0.01 on a per share basis for the year ended July 31, 2002.
(f)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(g)  Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(h)  Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended July 31, 2002 and 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.56% and 1.73%, respectively, and the ratio of net investment loss to average net assets would have been (2.16%) and (1.46%), respectively.
(i)  Annualized


                                                  CLASS A            CLASS B

                                                PERIOD ENDED       PERIOD ENDED
                                                   JULY 31           JULY 31
--------------------------------------------------------------------------------
INVESCO ENDEAVOR FUND--CLASS A & CLASS B             2002(a)           2002(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                $8.75             $8.75
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                 (0.03)            (0.05)
Net Losses on Securities
  (Both Realized and Unrealized)                    (3.07)            (3.43)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (3.10)            (3.48)
--------------------------------------------------------------------------------
Net Asset Value--End of Period                      $5.65             $5.27
================================================================================

TOTAL RETURN(c)                                    (35.09%)(d)       (39.77%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                $1                $1
Ratio of Expenses to Average Net Assets(e)(f)        1.43%(g)          2.50%(g)
Ratio of Net Investment Loss to
  Average Net Assets(f)                             (1.34%)(g)        (2.16%)(g)
Portfolio Turnover Rate                               201%(h)           201%(h)

(a)  From April 1, 2002, since inception of class, to July 31, 2002.
(b) The per share information for each class was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of Class B were voluntarily absorbed by INVESCO for the period ended July 31, 2002. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 69.33% (annualized) and the ratio of net investment loss to average net assets would have been (68.99%) (annualized).
(g)  Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2002.

                                                                                                PERIOD ENDED
                                                                           YEAR ENDED JULY 31      JULY 31
------------------------------------------------------------------------------------------------------------
                                                                             2002       2001      2000(a)
INVESCO ENDEAVOR FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                       $10.57     $24.27    $25.74
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                         (0.06)     (0.12)    (0.16)
Net Losses on Securities (Both Realized and Unrealized)                      5.32     (13.10)    (1.31)
-------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            (5.38)    (13.22)    (1.47)
-------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS(c)                                          0.00       0.48      0.00
-------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                              $5.19     $10.57    $24.27
=============================================================================================================

TOTAL RETURN(d)                                                            (50.89%)  (55.22%)   (5.71%)(e)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                  $1,011     $2,438    $2,509
Ratio of Expenses to Average Net Assets(f)(g)                                2.25%     2.26%     2.05%(h)
Ratio of Net Investment Loss to Average Net Assets(g)                       (1.85%)   (1.97%)   (1.58%)(h)
Portfolio Turnover Rate                                                       201%      195%       81%(i)

(a) From February 15, 2000, since inception of class, to July 31, 2000.
(b) The per share information was computed based on average shares for the period ended July 31, 2000.
(c) Dividends and Distributions aggregated less than $0.01 on a per share basis for the year ended July 31, 2002.
(d) The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the class were voluntarily absorbed by INVESCO for the years ended July 31, 2002 and 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 4.31% and 2.48%, respectively, and the ratio of net investment loss to average net assets would have been (3.91%) and (2.19%), respectively.
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2000.


                                                     YEAR ENDED    PERIOD ENDED
                                                       JULY 31       JULY 31
--------------------------------------------------------------------------------
INVESCO ENDEAVOR FUND--CLASS K                           2002          2001(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                   $10.67        $17.31
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                     (0.03)        (0.13)
Net Losses on Securities (Both
  Realized and Unrealized)                              (5.37)        (6.51)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        (5.40)        (6.64)
--------------------------------------------------------------------------------
Net Asset Value--End of Period                          $5.27        $10.67
================================================================================

TOTAL RETURN                                           (50.61%)      (38.36%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                   $2            $1
Ratio of Expenses to Average Net Assets(d)(e)            1.70%          1.74%(f)
Ratio of Net Investment Loss to Average Net Assets(e)   (1.33%)       (1.44%)(f)
Portfolio Turnover Rate                                   201%          195%(g)

(a) From December 1, 2000, since inception of class, to July 31, 2001.
(b) The per share information was computed based on average shares for the period eneded July 31, 2001.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the class were voluntarily absorbed by INVESCO for the year ended July 31, 2002 and the period ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 285.50% and 4.23% (annualized), respectively, and ratio of net investment loss to average net assets would have been (285.13%) and (3.93%) (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2001.

NOVEMBER 30, 2002

INVESCO STOCK FUNDS, INC.
INVESCO ENDEAVOR FUND--INVESTOR CLASS, CLASS A, B, C, AND K

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus, annual report, and semiannual report of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-1474 and 002-26125.




811-1474

PROSPECTUS |  NOVEMBER 30, 2002
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO STOCK FUNDS, INC.

INVESCO MID-CAP GROWTH FUND - INVESTOR CLASS, CLASS A, B, C, AND K

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH.

THE INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, C, AND K SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.


TABLE OF CONTENTS

Investment Goals, Strategies, And Risks......82
Fund Performance.............................83
Fees And Expenses............................85
Investment Risks.............................87
Principal Risks Associated With The Fund.....87
Temporary Defensive Positions................89
Fund Management..............................89
Portfolio Manager............................89
Potential Rewards............................89
Share Price..................................90
How To Buy Shares............................91
Your Account Services........................97
How To Sell Shares...........................98
Taxes.......................................100
Dividends And Capital Gain Distributions....101
Financial Highlights........................103


No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            [INVESCO ICON] INVESCO(R)

The securities and exchange commission has not approved or disapproved the shares of the fund. likewise, the commission has not determined if this prospectus is truthful or complete. anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Investor Class and Class A, B, C, and K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary, or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). The Fund also offers one or more additional classes of shares through a separate Prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-525-8085, or your financial intermediary who is offering Class A, B, C, or K shares, all of which are offered in this Prospectus.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON]  [ARROWS ICON]   INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities and equity-related instruments that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its net assets in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2002, the smallest company in the Index had a market capitalization of $182.9 million and the largest company had a market capitalization of $12.5 billion.

INVESCO emphasizes core growth companies in the portfolio; that is, those companies that can deliver consistently strong earnings growth, cash flow growth and return on equity. These companies are usually well recognized, mid-sized companies that have market leadership positions, proven management teams, and solid financials.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek companies for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders - or emerging leaders - in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.

o FINANCIAL VALIDATION: Their returns - in the form of sales unit growth, rising operating margins, internal funding and other factors - demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

Investing in stocks of smaller companies can be riskier than investing in larger, more mature companies. Smaller companies may be more vulnerable to adverse developments than larger companies because they tend to have narrower product lines and more limited financial resources. Their stocks may trade less frequently and in limited volume.

At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect the sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is subject to other principal risks such as liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON]    FUND PERFORMANCE

The Fund is the successor to the Pell Rudman Mid-Cap Growth Portfolio (the "Pell Rudman Portfolio") pursuant to a reorganization that took place on October 2, 2001. As a result of the reorganization, Pell Rudman Portfolio shareholders received Institutional Class shares of the Fund, which are not offered in this Prospectus. The Pell Rudman Portfolio was managed by Pell Rudman Trust Company, N.A. and had the same investment objective and substantially similar investment restrictions as the Fund. Accordingly, the performance information below is that of the Fund and its predecessor, Pell Rudman Portfolio. Information included in the table is that of the Fund's Institutional Class shares, which has the longest operating history of the Fund's classes. Performance information for Investor Class, Class A, B, C, and K shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns presented in the bar chart and table reflect only the applicable total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar chart below shows the Fund's Institutional Class actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The returns in the bar chart and table do not reflect the 12b-1 fees, the sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows pre-tax and after-tax average annual total returns of the Fund's Institutional Class for various periods ended December 31, 2001 compared to the Russell Midcap Growth Index. The after-tax returns are shown only for Institutional Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption return assumes you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption return assumes payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rate in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax return shown is not relevant.

The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


--------------------------------------------------------------------------------
                    MID-CAP GROWTH FUND - INSTITUTIONAL CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                               [GRAPHIC OMITTED]

                 '99            '00             '01
                35.69%          6.62%         (10.10%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99   26.15%
Worst Calendar Qtr.   09/01  (19.84%)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN(4)
                                                                        AS OF 12/31/01
-----------------------------------------------------------------------------------------------
                                                                1 YEAR          SINCE INCEPTION
Mid-Cap Growth Fund - Institutional Class (1),(2)
  Return Before Taxes                                          (10.10%)             15.62%(3)
  Return After Taxes on Distributions                          (10.10%)             14.55%(3)
  Return After Taxes on Distributions
   and Sale of Fund Shares                                      (6.15%)             12.56%(3)
Russell Midcap Growth Index(5)
 (reflects no deduction for fees, expenses, or taxes)          (20.15%)              9.99%(3)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Institutional Class expenses.

(2) Return before taxes for Institutional Class shares of the Fund year-to-date as of the calendar quarter ended September 30, 2002 was (21.64%)%.

(3) Pell Rudman Portfolio commenced investment operations on September 10, 1998. Index comparison begins on September 10, 1998.

(4) The total returns are for the Institutional Class shares, which is the only class as of the date of this Prospectus with a full calendar year of performance. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B and Class C were reflected, returns for those classes would be lower than those shown.

(5) The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Please keep in mind that the Index does not pay brokerage, management, or administrative expenses, all of which are paid by the Institutional Class and are reflected in its annual returns. Index returns also do not include 12b-1 fees, front-end sales charges or CDSCs that may be paid by the shareholder.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or Class K shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or a transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                    Investor
                                    Class     Class A  Class B  Class C  Class K
Maximum Front-End Sales Charge
(Load) imposed on purchases (as
a percentage of offering price)     None      5.50%    None     None     None

Maximum Contingent Deferred Sales
Charge (CDSC) (as a percentage of
the total original cost of the
shares)                             None      None(1)  5.00%(2) 1.00%(2) None(1)

Maximum Sales Charge on reinvested
dividends/distributions             None      None     None     None     None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                            Investor
                                            Class        Class A       Class B      Class C        Class K
Management Fees                             1.00%         1.00%         1.00%         1.00%         1.00%
Distribution and Service (12b-1) Fees(3)    0.25%         0.35%         1.00%         1.00%         0.45%
Other Expenses(4),(5)                       1.29%(6),(7)  1.74%(8)      2.06%(9)      2.45%(10)     1.29%(6),(11)
                                            -----         -----         -----         -----         -----
Total Annual Fund Operating Expenses(4),(5) 2.54%(6),(7)  3.09%(8)      4.06%(9)      4.45%(10)     2.74%(6),(11)
                                            =====         =====         =====         =====         =====
Fee Waivers/Reimbursements(5),(12)          0.54%         0.99%         1.31%         1.70%         0.54%
Net Expenses(5),(12)                        2.00%(7)      2.10%(8)      2.75%(9)      2.75%(10)     2.20%(11)
                                            =====         =====         =====         =====         =====

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from intial deposit in the plan's INVESCO account. Please see the sections entitled "How To Buy Shares" and "How TO Sell Shares."

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(4) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses, with the exception of Investor Class and Class K shares which had not commenced operations as of April 30, 2002, were lower than the figures shown, because its custodian fees were reduced under expense offset arrangements.

(5) Effective June 1, 2002, INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and the Fund if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the board of directors.

(6)  Based on estimated expenses for the current fiscal year.

(7) Certain expenses of Mid-Cap Growth Fund - Investor Class will be absorbed vountarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at ay time folowing consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.30% and 1.55%, respectively of the Fund's average net assets attributable to Investor Class shares.

(8) Certain expenses of Mid-Cap Growth Fund - Class A were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 1.65%, respectively, of the Fund's average net assets attributable to Class A shares.

(9) Certain expenses of Mid-Cap Growth Fund - Class B were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.30%, respectively, of the Fund's average net assets attributable to Class B shares.

(10) Certain expenses of Mid-Cap Growth Fund - Class C were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.30%, respectively, of the Fund's average net assets attributable to Class C shares.

(11) Certain expenses of Mid-Cap Growth Fund - Class K will be absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class K shares' Other Expenses and Total
     Annual Fund Operating Expenses are estimated to be 0.30% and 1.75%, respectively, of the Fund's average net assets attributable to Class K shares.

(12) To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through July 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.00% for Investor Class, 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of the Fund for the time periods indicated, that you redeem all of your shares at the end of those periods, and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Investor Class, Class A, Class B, Class C, or Class K shares may be higher or lower, based on these assumptions your costs would be:

                                 1 Year     3 Years      5 Years     10 Years

Investor Class(1)                  $203        $685       $1,251       $2,792
Class A(1),(2)                     $751      $1,271       $1,913       $3,629
Class B - With Redemption(1),(2)   $778      $1,289       $2,054       $3,879(3)
Class B - Without Redemption(1)    $278        $989       $1,854       $3,879(3)
Class C - With Redemption(1),(2)   $378      $1,029       $1,970       $4,367
Class C - Without Redemption(1)    $278      $1,029       $1,970       $4,367
Class K(1)                         $223        $745       $1,351       $2,989

(1) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first two years of the three-, five-, and ten-year periods).

(2) Based on initial sales charge with respect to Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemptions at the end of each period shown. Please see "How To Buy Shares."

(3) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

[ARROWS ICON]   INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]   PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of mid-sized businesses are less volatile than those of small businesses. The Fund is free to invest in smaller companies or those that may otherwise be more volatile.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 100% of its assets in securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                -------------------------------------------------

Although the Fund generally invests in publicly traded equity securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                       RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks that   Market, Information, Political,
represent shares of foreign corporations held    Regulatory, Diplomatic,
by those banks. Although traded in U.S.          Liquidity, and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                       RISKS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a           Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]   TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON]  FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $323.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $17.9 billion for 3,801,795 shareholder accounts of 49 INVESCO mutual funds as of September 30, 2002. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

Prior to August 1, 2001, Pell Rudman Trust Company, N.A. ("Pell Rudman Company"), was investment advisor to the Pell Rudman Portfolio, predecessor to the Fund. The Fund paid 1.00% of its average net assets to INVESCO in the fiscal period August 1, 2001 to April 30, 2002 and 1.00% of its average net assets to Pell Rudman Company for advisory services in the fiscal period May 1, 2001 to July 31, 2001.

[INVESCO ICON]  PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are willing to grow their capital over the long term (at least five years).
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o primarily seeking current dividend income.
o unwilling to accept potential daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or plan or program sponsor after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Fund if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchase of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from intial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego a dealer concession, you will not be charged a CDSC in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

For all new accounts, please send a completed application form and specify the fund or funds and the class or classes you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of the transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                       INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                     $1,000 for regular        INVESCO does not accept
Mail to:                     accounts; $250 for an     cash, credit cards,
INVESCO Funds Group, Inc.    IRA; $50 for each         travelers' cheques,
P.O. Box 173706              subsequent investment.    credit card checks,
Denver, CO 80217-3706.                                 instant loan checks,
You may send your check                                money orders, or third
by overnight courier to:                               party checks unless they
4350 South Monaco Street                               are from another
Denver, CO 80237.                                      financial institution
                                                       related to a retirement
                                                       plan transfer.
--------------------------------------------------------------------------------
BY WIRE                      $1,000 for regular
You may send your payment    accounts; $250 for an
by  bank wire (call          IRA; $50 for each
1-800-525-8085 for           subsequent investment.
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $1,000 for regular        You must provide your
Call 1-800-525-8085 to       accounts; $250 for an     bank account information
request your purchase.       IRA; $50 for each         to INVESCO prior to using
Upon your telephone          subsequent investment.    this option.
instructions, INVESCO will
move money from your
designated bank/credit
union checking or savings
account in order to
purchase shares.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR        $1,000 for regular        You will need a Web
CLASS - GRANDFATHERED        accounts; $250 for an     browser to use this
INVESTORS ONLY)              IRA; $50 for each         service. Internet
Go to the INVESCO Web site   subsequent investment.    transactions are limited
at invescofunds.com                                    to a maximum of $25,000.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH       $50 per month for         Like all regular
EASIVEST OR DIRECT PAYROLL   EasiVest; $50 per pay     investment plans, neither
PURCHASE                     period for Direct         EasiVest nor Direct
You may enroll on your       Payroll Purchase. You     Payroll Purchase ensures
fund application, or call    may start or stop your    a profit or protects
us for a separate form and   regular investment plan   against loss in a falling
more details. Investing      at any time, with two     market. Because you'll
the same amount on a         weeks' notice to          invest continually,
monthly basis allows you     INVESCO.                  regardless of varying
to buy more shares when                                price levels, consider
prices are low and fewer                               your financial ability to
shares when prices are                                 keep buying through low
high. This "dollar cost                                price levels. And
averaging" may help offset                             remember that you will
market fluctuations. Over                              lose money if you redeem
a period of time, your                                 your shares when the
average cost per share may                             market value of all your
be less than the actual                                shares is less than their
average net asset value                                cost.
per share.
--------------------------------------------------------------------------------

METHOD                       INVESTMENT MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE     $50 for subsequent        You must provide your
WITH ACH                     investments.              bank account information
Automated transactions by                              to INVESCO prior to using
phone are available for                                this option. Automated
subsequent purchases and                               transactions are limited
exchanges 24 hours a day.                              to a maximum of $25,000.
Simply call 1-800-424-8085.
--------------------------------------------------------------------------------
BY EXCHANGE                  $1,000 for regular        See "Exchange Policy."
Between the same class of    accounts; $250 for an
any two INVESCO funds. Call  IRA; $50 for each
1-800-525-8085 for           subsequent investment.
prospectuses of other
INVESCO funds. Exchanges
may be made by phone or at
our Web site at
invescofunds.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

GRANDFATHERED INVESTORS. Investor Class shares of a Fund can be purchased only by:
o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o  Defined benefit, defined contribution, and deferred compensation plans; and
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class of another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, or Class K shares for other Class K shares. If you make an exchange involving Class B, Class C, or Class K shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, or Class K shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing all exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o   You may make up to four exchanges out of the Fund per twelve-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in the Fund. Shares of the Fund are available primarily through your financial intermediary.

In addition, you should also consider the factors below:

                         Investor
                         Class      Class A                 Class B           Class C        Class K
                         -----      -------                 -------           -------        -------
Initial Sales Charge     None       5.50%                   None              None           None

CDSC(1)                  None       1% on certain           1% - 5% for       1% for shares  1% on certain
                                    purchses held           shares held less  held less than purchases held
                                    less than 18 months     than 6 years      13 months      less than 12 months

12b-1 Fee                0.25%      0.35%                   1.00%             1.00%          0.45%

Conversion               No         No                      Yes(2)            No             No

Purchase Order Maximum   None       None                    $250,000          $1,000,000     None

(1) Please see the section entitled "Sales Charges" below and the section of the Fund's Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CLASS A, B, C, AND K ONLY)

Sales charges on Class A shares of the Fund are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Fund are subject to the following initial sales charges:

                                               INVESTOR'S SALES CHARGE
AMOUNT OF INVESTMENT                        AS A % OF           AS A % OF
IN A SINGLE TRANSACTION                   OFFERING PRICE        INVESTMENT

Less than                      $25,000      5.50%               5.82%
$25,000 but less than          $50,000      5.25%               5.54%
$50,000 but less than          $100,000     4.75%               4.99%
$100,000 but less than         $250,000     3.75%               3.90%
$250,000 but less than         $500,000     3.00%               3.09%
$500,000 but less than         $1,000,000   2.00%               2.04%
$1,000,000 or more                           NAV                 NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the total original cost of the shares. For qualified plans investing in Clas A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

 YEAR SINCE
 PURCHASE MADE                            CLASS B          CLASS C

 First                                    5%               1%(1)
 Second                                   4%               None
 Third                                    3%               None
 Fourth                                   3%               None
 Fifth                                    2%               None
 Sixth                                    1%               None
 Seventh and following                    None(2)          None

(1)  The first year will consist of the first thirteen months.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

        RIGHT OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

        LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE/CDSC EXCEPTIONS
You will not pay initial sales charges:
o  on shares purchased by reinvesting  dividends and  distributions;
o  when exchanging shares of the same class among certain INVESCO funds;
o  when using the reinstatement privilege;
o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
o  upon automatic conversion of Class B to Class A.

You will not pay a CDSC:
o  if you purchase less than $1,000,000 of Class A shares;
o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
o  if you redeem Class B shares you held for more than six years;
o  if you redeem Class C shares you held for more than thirteen months;
o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal.
o if you redeem shares acquired through reinvestment of dividends and distributions;

o if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
o  on  increases in the net asset value of your shares;
o  to pay account fees;
o for IRA distributions due to death or disability or periodic distribution based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o  for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution and service fees to IDI for the sale and distribution of the Fund's shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, IDI pays the difference. Conversely, if distribution fees are less than computed amounts, IDI retains the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult your financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption, depending on how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Disributor."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of your shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares in the Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Fund if you invest directly through INVESCO.

METHOD                       REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                 $250 (or, if less, full   INVESCO's telephone
Call us toll-free at:        liquidation of the        redemption privileges may
1-800-525-8085.              account) for a            be modified or terminated
                             redemption check. IRA     in the future at
                             redemptions are not       INVESCO's discretion. The
                             permitted by telephone.   maximum amount which may
                                                       be redeemed by telephone
                                                       is generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                   Any amount.               The redemption request
Mail your request to:                                  must be signed by all
INVESCO Funds Group, Inc.                              registered account
P.O. Box 173706                                        owners. Payment will be
Denver, CO 80217-3706.                                 mailed to your address as
You may also send your                                 it appears on INVESCO's
request by overnight                                   records, or to a bank
courier to:                                            designated by you in
4350 South Monaco Street                               writing.
Denver, CO 80237.
--------------------------------------------------------------------------------

METHOD                       REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $50. IRA redemptions      You must provide your
Call 1-800-525-8085 to       are not permitted by      bank account information
request your redemption.     telephone.                to INVESCO prior to using
                                                       this option. INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR        $50. IRA redemptions      You will need a Web
CLASS - GRANDFATHERED        are not permitted via     browser to use this
INVESTORS ONLY)              the internet.             service. Internet
Go to the INVESCO Web                                  transactions are limited
site at invescofunds.com.                              to a maximum of $25,000.
                                                       INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE     $50.                      Be sure to write down the
WITH ACH                                               confirmation number
Automated transactions by                              provided to you. You must
phone are available for                                forward your bank account
redemptions and exchanges                              information to INVESCO
24 hours a day. Simply                                 prior to using this
call 1-800-424-8085.                                   option.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN     $100 per payment on a     You must have at least
You may call us to request   monthly or quarterly      $10,000 total invested
the appropriate form and     basis. The redemption     with the INVESCO funds
more information at          check may be made         with at least $5,000 of
1-800-525-8085.              payable to any party you  that total invested in
                             designate.                the fund from which
                                                       withdrawals will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY       Any amount.               All registered account
Mail your request to:                                  owners must sign the
INVESCO Funds Group, Inc.                              request, with signature
P.O. Box 173706                                        guarantees from an
Denver, CO 80217-3706.                                 eligible guarantor
                                                       financial institution,
                                                       such as a commercial bank
                                                       or a recognized national
                                                       or regional securities
                                                       firm.

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total returns to all shareholders of the Fund. INVESCO generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually. The Fund can make distributions at other times, if it chooses to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

The Fund's daily NAV reflects ordinary income and realized capital gains that have not yet been distributed to shareholders. As such the Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund and its predecessor, Pell
Rudman Mid-Cap Growth Portfolio (the "Pell Rudman Portfolio") for the period of its operations. The Fund is the successor to the
Pell Rudman Portfolio pursuant to a reorganization that took place on October 2, 2001. As a result of the reorganization, Pell
Rudman Portfolio shareholders received Institutional Class shares of the Fund, which are not offered in this Prospectus. The financial information below is that of the Pell Rudman Portfolio through October 1, 2001, the Institutional Class shares of INVESCO
Mid-Cap Growth Fund from October 2, 2001 through April 30, 2002, and the Class A, B, and C shares of INVESCO Mid-Cap Growth Fund for the period October 2, 2001 through April 30, 2002. Prior to November 30, 2002, the Fund was a series of INVESCO Counselor Series
Funds, Inc. Financial information is not provided for Investor Class and Class K as those classes had not yet commenced operations.
as of April 30, 2002.  Certain information reflects financial results for a single share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Counselor Series Funds, Inc. - INVESCO Mid-Cap Growth Fund's
2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                                                                          PERIOD ENDED
                                                                          YEAR ENDED APRIL 30                APRIL 30
--------------------------------------------------------------------------------------------------------------------------
INVESCO MID-CAP GROWTH FUND - INSTITUTIONAL CLASS (FOR-              2002          2001         2000         1999(a)
MERLY PELL RUDMAN MID-CAP GROWTH PORTFOLIO - PREDECES-
SOR FUND TO THE FUND)
PER SHARE DATA
Net Asset Value--Beginning of Period                               $14.78        $19.03        $12.76         $10.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                 (0.38)        (0.13)        (0.12)         (0.02)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                     0.54         (2.38)         6.41           2.78
==========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     0.16         (2.51)         6.29           2.76
==========================================================================================================================
Less Dividends and Distributions                                     0.00          1.64          0.02           0.00
Tax Return of Capital                                                0.00          0.10          0.00           0.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  0.00          1.74          0.02           0.00
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                     $14.94        $14.78        $19.03         $12.76
==========================================================================================================================

TOTAL RETURN                                                         1.08%       (13.60%)       49.49%         27.50%(b)


RATIOS

Net Assets--End of Period ($000 Omitted)                           $2,538       $19,742       $17,703         $6,185
Ratio of Expenses to Average Net Assets(c)(d)                       1.30%         1.30%         1.31%           1.30%(e)
Ratio of Net Investment Loss to Average Net Assets(d)              (1.06%)       (0.90%)       (0.95%)        (0.68%)(e)
Portfolio Turnover Rate                                               23%           41%           42%            24%(b)

(a) From September 10, 1998, commencement of investment operations, to April 30, 1999.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the class, less Expenses Absorbed by the Investment Advisor, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the class were voluntarily absorbed by INVESCO for the period of October 2, 2001 to April 30, 2002 and by
    Pell Rudman Trust Company, N.A. for the period of May 1, 2001 to October 1, 2001, representing the year ended April 30, 2002.
    Years ended April 30, 2001 and 2000 and the period ended April 30, 1999 were voluntarily absorbed by Pell Rudman Trust
    Company, N.A. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been
    2.29%, 1.88%, 2.48% and 7.74% (annualized), respectively, and ratio of net investment loss to average net assets would have been (2.05%), (1.48%), (2.12%) and (7.12%)(annualized), respectively.
(e) Annualized

                                                                       CLASS A           CLASS B           CLASS C

                                                                     PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                                       APRIL 30          APRIL 30          APRIL 30
-------------------------------------------------------------------------------------------------------------------------
INVESCO MID-CAP GROWTH FUND - CLASS A, CLASS B & Class C               2002(a)           2002(a)           2002(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $11.80            $11.80            $11.80
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                     (0.58)            (0.72)            (0.55)
Net Gains on Securities (Both Realized and Unrealized)                   3.73              3.78              3.59
=========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         3.15              3.06              3.04
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                         $14.95            $14.86            $14.84
=========================================================================================================================

TOTAL RETURN(c)                                                        26.69%(d)         25.93%(d)         25.76%(d)

RATIOS

Net Assets--End of Period ($000 Omitted)                               $2,627            $1,106              $515
Ratio of Expenses to Average Net Assets(e)(f)                          1.65%(g)          2.30%(g)          2.30%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                (1.44%)(g)        (2.14%)(g)        (2.13%)(g)
Portfolio Turnover Rate                                                  23%(h)            23%(h)            23%(h)

(a) From October 2, 2001, since inception of class, to April 30, 2002.
(b) The per share information was computed based on average shares for each class.
(c) The applicable sales charges for Class A or CDSC fees for Class B and Class C are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of each class were voluntarily absorbed by INVESCO for the period ended April 30, 2002. If such expenses had not been voluntarily absorbed for Class A, Class B and Class C, ratio of expenses to average net assets would have been 3.09%
    (annualized), 4.06% (annualized) and 4.45% (annualized), respectively, and ratio of net investment loss to average net assets would have been (2.88%) (annualized), (3.90%) (annualized) and (4.28%) (annualized), respectively.
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the year ended April 30, 2002.

NOVEMBER 30, 2002

INVESCO STOCK FUNDS, INC.
INVESCO MID-CAP GROWTH FUND - INVESTOR CLASS, CLASS A, B, C, AND K

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. You may access the current Prospectus on the INVESCO Web site at invescofunds.com. In addition, the current Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C., 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address:publicinfo@sec.gov. The SEC file numbers for the Fund are 811-1474 and 002-26125.



        811-1474

PROSPECTUS | NOVEMBER 30, 2002
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO STOCK FUNDS, INC.

INVESCO DYNAMICS FUND-INSTITUTIONAL CLASS

A NO-LOAD CLASS OF SHARES OF A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS

Investment Goals, Strategies, and Risks........................107
Fund Performance...............................................108
Fees And Expenses..............................................109
Investment Risks...............................................110
Principal Risks Associated With the Fund.......................110
Temporary Defensive Positions..................................111
Fund Management................................................112
Portfolio Manager..............................................112
Potential Rewards..............................................112
Share Price....................................................113
How To Buy Shares..............................................113
Your Account Services..........................................116
How To Sell Shares.............................................116
Taxes..........................................................117
Dividends And Capital Gain Distributions.......................118
Financial Highlights...........................................119


                            [INVESCO ICON] INVESCO(R)


The securities and exchange commission has not approved or disapproved the shares of the fund. likewise, the commission has not determined if this prospectus is truthful or complete. anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through a separate prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-525-8085.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities and equity-related instruments that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 65% of its assets in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2002, the smallest company in the Index had a market capitalization of $182.9 million and the largest company had a market capitalization of $12.5 billion. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities, and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

In addition to sector risk, the Fund is subject to other principal risks such as market, liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[KEY ICON] FUND PERFORMANCE

The bar chart below shows the Fund's Institutional Class shares' actual yearly performance (commonly known as its "total return") for the year ended December 31, 2001. The table below shows the pre-tax and after-tax average annual total returns for various periods ended December 31, 2001 for the Fund's Institutional Class shares compared to the S&P MidCap 400 Index and the Russell Midcap Growth Index.


After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption return assumes you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption return assumes payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rate in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the chart and table illustrates the variability of the Fund's Institutional Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                       DYNAMICS FUND--INSTITUTIONAL CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]
                                       2001
                                     (32.65%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/01   30.80%
Worst Calendar Qtr.    09/01  (34.91%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURN
                                                     AS OF 12/31/01
--------------------------------------------------------------------------------
                                                 1 YEAR          SINCE
                                                                 INCEPTION

Dynamics Fund - Institutional Class(1),(2)
  Return Before Taxes                          (32.65%)         (22.60%)(3)
  Return After Taxes on Distributions          (32.67%)         (22.64%)(3)
  Return After Taxes on Distributions
    and Sale of Fund Shares                    (19.87%)         (17.77%)(3)
S&P MidCap 400 Index(4)
  (reflects no deduction for fees, expenses,
  or taxes)                                     (0.62%)            5.43%(3)
Russell Midcap Growth Index(4)
  (reflects no deduction for fees, expenses,
  or taxes)                                    (20.15%)          (20.53%)(3)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Institutional Class expenses.

(2) Return before taxes for Institutional Class shares of the Fund year-to-date as of the calendar quarter ended September 30, 2002 was (38.75%).

(3) Since inception of Institutional Class shares on May 23, 2000. Index comparison begins on May 31, 2000.

(4) The S&P MidCap 400 Index is an unmanaged index indicative of domestic mid-capitalization stocks. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted values. Please keep in mind that the indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Institutional Class shares of the Fund, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

DYNAMICS FUND-INSTITUTIONAL CLASS
Management Fees                                           0.46%
Distribution and Service (12b-1) Fees                      None
Other Expenses(1),(2)                                     0.38%
                                                          -----
Total Annual Fund Operating Expenses(1),(2)               0.84%
                                                          =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Effective June 1, 2002, INVESCO is entitled to reimbursement from the class, if applicable, for fees and expenses voluntarily absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause the class to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

              1 YEAR         3 YEARS        5 YEARS      10 YEARS

              $86            $268          $466          $1,037

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses are less volatile than those of mid-size businesses or small businesses.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

    CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

    POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

    REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

    DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                      -----------------------------------

Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                    RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S.           Market, Information, Political,
banks that represent shares of                Regulatory, Diplomatic, Liquidity,
foreign corporations held by those            and Currency Risks
banks. Although traded in U.S.
securities markets and valued in U.S.
dollars,  ADRs carry most of the risks
of investing directly in foreign
securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a        Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks.

Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON]  FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $323.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $17.9 billion for 3,801,795 shareholder accounts of 49 INVESCO mutual funds as of September 30, 2002. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended July 31, 2002.

--------------------------------------------------------------------------------
                                          ADVISORY FEE AS A PERCENTAGE OF
   FUND                              AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
   Dynamics                                          0.46%


[INVESCO ICON]  PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri-St. Louis and a B.S.B.A. from St. Louis University.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. The Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o  are willing to grow their capital over the long-term (at least five years).
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o  primarily seeking current dividend income.
o  unwilling to accept potential daily changes in the price of Fund shares.
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because the Institutional Class's expense vary from other classes of the Fund, NAV is calculated separately.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund if you invest directly through INVESCO.

There is no charge to invest, exchange, or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for purchases of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and the class or classes of shares you wish to purchase.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own shareholder servicing charges and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion if it determines this action is in the best interest of the Fund's shareholders. INVESCO will aggregate all of an institutional investor's accounts and sub-accounts for the purpose of meeting the Institutional Class' minimum investment requirements. INVESCO reserves the right in its sole discretion to reject any order to buy the Fund's Institutional Class of shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

INSTITUTIONAL INVESTORS
   Minimum Initial Investment              $10,000,000
   Minimum Balance                         $5,000,000
   Minimum Subsequent Investment           $1,000,000

RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS
   Minimum Total Plan Assets               $100,000,000
   Minimum Initial Investment              $10,000,000
   Minimum Balance                         $5,000,000
   Minimum Subsequent Investment           $1,000,000

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                              INVESTMENT MINIMUM     PLEASE REMEMBER
--------------------------------------------------------------------------------

BY CHECK                            Please refer to the    These shares are
Mail to:                            investment minimums    offered only to
INVESCO Funds Group, Inc.           shown above.           institutional
P.O. Box 173706                                            investors and
Denver, CO 80217-3706.                                     qualified retirement
You may send your check                                    plans. These shares
by overnight courier to:                                   are not available to
4350 South Monaco Street                                   retail investors.
Denver, CO 80237.                                          INVESCO does not
                                                           accept cash, credit
                                                           cards, travelers'
                                                           cheques, credit card
                                                           checks, instant loan
                                                           checks, money orders,
                                                           or third party checks
                                                           unless they are from
                                                           another financial
                                                           institution related
                                                           to a retirement plan
                                                           transfer.
--------------------------------------------------------------------------------
BY WIRE                             Please refer to the    These shares are
You may send your payment by        investment minimums    offered only to
bank wire (call 1-800-525-8085      shown above.           institutional
for instructions).                                         investors and
                                                           qualified retirement
                                                           plans. These shares
                                                           are not available to
                                                           retail investors.
--------------------------------------------------------------------------------

METHOD                              INVESTMENT MINIMUM     PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH               Please refer to the    These shares are
Call 1-800-525-8085 to request      investment minimums    offered only to
your purchase. Upon your            shown above.           institutional
telephone instructions, INVESCO                            investors and
will move money from your                                  qualified retirement
designated bank/credit union                               plans. These shares
checking or savings account in                             are not available to
order to purchase shares.                                  retail investors. You
                                                           must forward your
                                                           bank account
                                                           information to
                                                           INVESCO prior to
                                                           using this option.
--------------------------------------------------------------------------------
BY EXCHANGE                         Please refer to the    These shares are
Between the same class of any two   investment minimums    offered only to
INVESCO funds. Call 1-800-525-8085  shown above.           institutional
for prospectuses of other INVESCO                          investors and
funds. Exchanges may be made in                            qualified retirement
writing or by telephone. You may                           plans. These shares
also establish an automatic monthly                        are not available to
exchange service between two                               retail investors. See
INVESCO funds; call us for further                         "Exchange Policy."
details and the correct form.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of the Fund per twelve-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Institutional Class shares are intended for use by institutions such as employee benefit plans, retirement plan sponsors and banks acting for themselves or in a fiduciary or similar capacity. Institutional Class shares of the Fund are available for the collective and common trust funds of banks, banks investing for their own accounts, and banks investing for the accounts of public entities (e.g., Taft-Hartley funds, states, cities, or government agencies) that do not pay commissions or distribution fees.

[INVESCO ICON] YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange, and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for sale of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances--for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

The following chart shows several ways to sell your Fund shares if you invest directly through INVESCO.

METHOD                          REDEMPTION MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                    $250 (or, if less, full    INVESCO's telephone
Call us toll-free at:           liquidation of the         redemption privileges
1-800-525-8085                  account) for a redemption  may be modified or
                                check.                     terminated in the
                                                           future at INVESCO's
                                                           discretion. The
                                                           maximum amount which
                                                           may be redeemed by
                                                           telephone is
                                                           generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                      Any amount.                The redemption
Mail your request to:                                      request must be
INVESCO Funds Group, Inc.                                  signed by all
PO Box 173706                                              registered account
Denver, CO 80217-3706.                                     owners. Payment will
You may also send your request                             be mailed to your
by overnight courier to:                                   address as it appears
4350 S. Monaco Street                                      on INVESCO's records,
Denver, CO 80237.                                          or to a bank
                                                           designated by you in
                                                           writing.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY          Any amount.                All registered
Mail your request to:                                      account owners must
INVESCO Funds Group, Inc.                                  sign the request,
P.O. Box 173706                                            with  signature
Denver, CO 80217-3706.                                     guarantees from an
                                                           eligible guarantor
                                                           financial
                                                           institution, such as
                                                           a commercial bank or
                                                           a recognized national
                                                           or regional
                                                           securities firm.

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total return to all shareholders of the Fund. INVESCO generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]    DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually or at such other times as the Fund may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS OR TAX-DEFERRED).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

The Fund's daily NAV reflects all ordinary income and realized capital gains that have not yet been distributed to shareholders. As such, the Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of the Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Institutional Class shares of the Fund for the period of the Fund's Institutional Class operations. Certain information reflects financial results for a single Institutional Class share of the Fund. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in the Institutional Class shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Stock Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                    PERIOD ENDED
                                                YEAR ENDED JULY 31      JULY  31
--------------------------------------------------------------------------------
DYNAMICS FUND--
  INSTITUTIONAL CLASS                            2002       2001     2000(a)
PER SHARE DATA
Net Asset Value--Beginning of Period             $17.28    $27.87   $24.29
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                               (0.08)    (0.07)     (0.02)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                        (6.30)   (10.44)      3.60
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (6.38)   (10.51)      3.58
--------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                   0.02      0.08       0.00
================================================================================
Net Asset--Value End of Period                   $10.88    $17.28     $27.87
================================================================================

TOTAL RETURN                                    (36.95%)  (37.78%)    14.74%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)        $25,133   $11,622   $22,989
Ratio of Expenses to Average Net Assets(d)        0.84%     0.77%     0.77%(e)
Ratio of Net Investment Loss to Average Net
  Assets                                         (0.53%)   (0.26%)   (0.22%)(e)
Portfolio Turnover Rate                             81%       55%       75%(f)

(a)  From May 23, 2000, since inception of Institutional Class, to July 31,
     2000.
(b) The per share information was computed based on average shares for the years ended July 31, 2002 and 2001 and the period ended July 31, 2000.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended July 31, 2000.

NOVEMBER 30, 2002

INVESCO STOCK FUNDS, INC.
INVESCO DYNAMICS FUND--INSTITUTIONAL CLASS

You  may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: pubicinfo@sec.gov. The SEC file numbers for the Fund are 811-1474 and 002-26125.
















811-1474                                            9240  P120

PROSPECTUS | NOVEMBER 30, 2002
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO STOCK FUNDS, INC.

INVESCO S&P 500 INDEX FUND--INSTITUTIONAL CLASS

A NO-LOAD CLASS OF SHARES OF A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks .........122
Fund Performance ................................122
Fees And Expenses ...............................123
Investment Risks ................................124
Principal Risks Associated With The Fund ........125
Temporary Defensive Positions ...................126
Fund Management .................................126
Portfolio Managers ..............................126
Potential Rewards ...............................126
Share Price .....................................127
How To Buy Shares ...............................127
Your Account Services ...........................130
How To Sell Shares ..............................131
Taxes ...........................................132
Dividends And Capital Gain Distributions ........132
Financial Highlights ............................134


                           [INVESCO ICON] INVESCO(R)

The securities and exchange commission has not approved or disapproved the shares of the fund. likewise, the commission has not determined if this prospectus is truthful or complete. anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

This Prospectus contains important information about the Fund's Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-525-8085.


THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT.

The Fund seeks price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500" or "Index"). The Fund invests in the stocks that make up the Index, in approximately the same proportions.

The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representations or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. S&P's only relationship to INVESCO is the licensing of certain trademarks and trade names of S&P and the Index, which is determined, composed, and calculated by S&P without regard to INVESCO or the Fund.

The Fund is not actively managed; instead, the Fund seeks to track the performance of the S&P 500. Therefore, when the S&P 500 drops, the value of shares of the Fund drops accordingly. The Fund makes no effort to hedge against price movements in the S&P 500. Due to purchases and sales of portfolio securities to meet investor purchases and redemptions, the Fund will not have a 100% correlation to the performance of the Index. However, under normal circumstances, the Fund expects to have at least a 95% correlation to the performance of the S&P 500.

The Fund is subject to other principal risks such as market, liquidity, and counterparty risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual funds, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON]  FUND PERFORMANCE

The bar chart below shows the Fund's Institutional Class shares' actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows the pre-tax and after-tax average annual total returns for various periods ended December 31, 2001 for the Fund's Institutional Class shares compared to the S&P 500 Index.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rate in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the chart and table illustrates the variability of the Fund's Institutional Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                     S&P 500 INDEX FUND-INSTITUTIONAL CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                        '98             '99             '00             '01
                        29.85%          20.48%          (9.81%)         (12.62%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/97   21.33%
Worst Calendar Qtr.    9/01  (14.88%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 AVERAGE ANNUAL TOTAL RETURN
                                                       AS OF 12/31/01
--------------------------------------------------------------------------------
                                                1 YEAR         SINCE INCEPTION

S&P 500 Index Fund-Institutional Class(1),(2)
     Return Before Taxes                       (12.62%)             6.22%(3)
     Return After Taxes on Distributions       (13.11%)             5.51%(3)
     Return After Taxes on Distributions
       and Sale of Fund Shares                  (7.67%)             4.80%(3)
S&P 500 Index(4)
     (reflects no deductions for fees,
     expenses, or taxes)                       (11.88%)             5.67%(3)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Institutional Class expenses.

(2) Return before taxes for Institutional Class shares of the Fund year-to-date as of the calendar quarter ended September 30, 2002 was (28.75%).

(3) Since inception of Institutional Class shares on December 23, 1997. Index comparison begins on December 31, 1997.

(4) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

S&P 500 INDEX FUND -- INSTITUTIONAL CLASS

  Redemption Fee (as a percentage of amount redeemed)                   1.00%(1)
  Exchange Fee                                                          1.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

S&P 500 INDEX FUND -- INSTITUTIONAL CLASS
  Management Fees                                                       0.25%
  Distribution and Service (12b-1) Fees                                 None
  Other Expenses(2),(3),(4)                                             7.11%
                                                                        -----
  Total Annual Fund Operating Expenses(2),(3),(4)                       7.36%
                                                                        =====

(1) A 1% fee is charged on redemptions or exchanges held three months or less, other than shares acquired through reinvestment of dividends and other distributions.

(2) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(3) Effective June 1, 2002, INVESCO is entitled to reimbursement from the class for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund if such reimbursement does not cause the class to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

(4) Certain expenses of S&P 500 Index Fund -- Institutional Class were absorbed voluntarily by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the S&P 500 Index Fund's Institutional Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.10% and 0.35%, respectively, of the Fund's average net assets attributable to Institutional Class shares.


EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                  $727      $2,131     $3,469     $6,547

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks included in the Fund's portfolio may decline in value more than the overall stock market.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

                       -----------------------------------

Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risk.

--------------------------------------------------------------------------------
INVESTMENT                                      RISK
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
A contract under which the seller of a          Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON]  FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $17.9 billion for 3,801,795 shareholder accounts of 49 INVESCO mutual funds as of September 30, 2002. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $323.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

World Asset Management ("World"), located at 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan, is the sub-advisor to the Fund.

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

World is a division of Munder Capital Management, a general partnership formed in December 1994 which engages in investment management and advisory services.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the year ended July 31, 2002.

--------------------------------------------------------------------------------
                                           ADVISORY FEE AS A PERCENTAGE OF
FUND                                 AVERAGE ANNUAL NET ASSETS UNDER  MANAGEMENT
--------------------------------------------------------------------------------
S&P 500 Index                                          0.25%


[INVESCO ICON]  PORTFOLIO MANAGERS

The Fund is managed by a team of World portfolio managers who are collectively responsible for the investment decisions relating to the Fund.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index, but cannot guarantee that performance.

The Fund seeks to minimize risk by tracking general stock performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o  are willing to grow their capital over the long term (at least five years).
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o  primarily seeking current dividend income.
o  unwilling to accept potential daily changes in the price of Fund shares.
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because the Institutional Class's expenses vary from other classes of the Fund, NAV is calculated separately.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund if you invest directly through INVESCO.

There is no charge to invest, exchange, or redeem shares when you make transactions directly through INVESCO. However, upon redemption or exchange of shares held three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being redeemed or exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. If you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for purchases of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and the class or classes of shares you wish to purchase.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own shareholder servicing charges and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO will aggregate all of an institutional investor's accounts and sub-accounts for the purpose of meeting the Institutional Class' minimum investment requirements. INVESCO reserves the right in its sole discretion to reject any order to buy the Fund's Institutional Class of shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH") or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

INSTITUTIONAL INVESTORS:
   Minimum Initial Investment      $ 10,000,000
   Minimum Balance                 $  5,000,000
   Minimum Subsequent Investment   $  1,000,000


RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS:
   Minimum Total Plan Assets        $100,000,000
   Minimum Initial Investment       $ 10,000,000
   Minimum Balance                  $  5,000,000
   Minimum Subsequent Investment    $  1,000,000

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                           INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------

BY CHECK                         Please refer to the     These shares are
Mail to:                         investment minimums     offered only to
INVESCO Funds Group, Inc.        shown above.            institutional investors
P.O. Box 173706                                          and qualified
Denver, CO 80217-3706.                                   retirement plans. These
You may send your check                                  shares are not
by overnight courier to:                                 available to retail
4350 South Monaco Street                                 investors. INVESCO does
Denver, CO 80237.                                        not accept cash, credit
                                                         cards, travelers'
                                                         cheques, instant loan
                                                         checks, money orders,
                                                         or third party checks
                                                         unless they are from
                                                         another financial
                                                         institution related to
                                                         a retirement plan
                                                         transfer.
--------------------------------------------------------------------------------
BY WIRE                          Please refer to the     These shares are
You may send your payment by     investment minimums     offered only to
bank wire (call 1-800-525-8085   shown above.            institutional investors
for instructions).                                       and qualified
                                                         retirement plans. These
                                                         shares are not
                                                         available to retail
                                                         investors.
--------------------------------------------------------------------------------

METHOD                           INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH            Please refer to the     These shares are
Call 1-800-525-8085 to request   investment minimums     offered only to
your purchase. Upon your         shown above.            institutional investors
telephone instructions,                                  and qualified
INVESCO will move money from                             retirement plans. These
your designated bank/credit                              shares are not
union checking or savings                                available to retail
account in order to purchase                             investors. You must
shares.                                                  forward your bank
                                                         account information to
                                                         INVESCO prior to using
                                                         this option.
--------------------------------------------------------------------------------
BY EXCHANGE                      Please refer to the     These shares are
Between the same class of any    investment minimums     offered only to
two INVESCO funds. Call          shown above.            institutional investors
1-800-525-8085 for                                       and qualified
prospectuses of other INVESCO                            retirement plans. These
funds. Exchanges may be made                             shares are not
in writing or by telephone.                              available to retail
You may also establish an                                investors. See
automatic monthly exchange                               "Exchange Policy."
service between two INVESCO
funds; call us for further
details and the correct form.


EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIFERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per twelve-month period, but you may be subject to the redemption fee described below.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEE. If you redeem or exchange shares of the Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plan, and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, S&P 500 Index Fund reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Institutional Class shares are intended for use by institutions such as employee benefit plans, retirement plan sponsors and banks acting for themselves or in a fiduciary or similar capacity. Institutional Class shares of the Fund are available for the collective and common trust funds of banks, banks investing for their own accounts, and banks investing for the accounts of public entities (e.g., Taft-Hartley funds, states, cities, or government agencies) that do not pay commissions or distribution fees.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange, and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for sale of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

The following chart shows several ways to sell your Fund shares if you invest directly through INVESCO.

METHOD                           MINIMUM REDEMPTION      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                     $1,000 (or, if less,    INVESCO's telephone
Call us toll-free at:            full liquidation of     redemption privileges
1-800-525-8085                   the account) for a      may be modified or
                                 redemption check.       terminated in the
                                                         future at INVESCO's
                                                         discretion. The maximum
                                                         amount which may be
                                                         redeemed by telephone
                                                         is generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                       Any amount.             The redemption request
Mail your request to:                                    must be signed by all
INVESCO Funds Group, Inc.                                registered account
P.O. Box 173706,                                         owners. Payment will be
Denver, CO 80217-3706.                                   mailed to your address
You may also send your request                           as it appears on
by overnight courier to:                                 INVESCO's records, or
4350 South Monaco Street                                 to a bank designated by
Denver, CO 80237.                                        you in writing.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY           Any amount.             All registered account
Mail your request to:                                    owners must sign the
INVESCO Funds Group, Inc.                                request, with signature
P.O. Box 173706,                                         guarantees from an
Denver, CO 80217-3706.                                   eligible guarantor
                                                         financial institution,
                                                         such as a commercial
                                                         bank or a recognized
                                                         national or regional
                                                         securities firm.

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total return to all shareholders of the Fund. INVESCO generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders quarterly, or at such other times as the Fund may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

The Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate, currently 20% for individuals.

The Fund's daily NAV reflects all ordinary income and realized capital gains that have not yet been distributed to shareholders. As such, the Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund makes a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of the Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the
Institutional Class shares of the Fund for the period of its operations. Certain information reflects financial results for a single Institutional Class share of the Fund. The total returns in the table represent the annual percentage that an investor would have earned (or lost) on an investment in the
Institutional Class shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in the INVESCO Stock Funds, Inc.'s 2002 Annual Report to
Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this
Prospectus.

                                                                                          PERIOD
                                                                                          ENDED
                                                         YEAR ENDED JULY 31               JULY 31
-------------------------------------------------------------------------------------------------
                                               2002      2001       2000       1999       1998(a)
S&P 500 INDEX FUND-INSTITUTIONAL CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period          $12.45    $15.07     $14.21     $12.01     $10.00
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income                          0.08      0.19       0.15       0.18       0.11
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (3.11)    (2.44)      1.05       2.26       1.98
-------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               3.03     (2.25)      1.20       2.44       2.09
-------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS               0.19      0.37       0.34       0.24       0.08
-------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                 $9.23    $12.45     $15.07     $14.21     $12.01
=================================================================================================

TOTAL RETURN                                (24.50%)   (15.09%)     8.47%     20.40%     20.93%(c)

RATIOS
Net Assets-End of Period ($000 Omitted)        $338      $544     $2,627     $4,420      $3,259
Ratio of Expenses to Average Net
  Assets(d)(e)                                 0.35%     0.35%      0.36%     0.35%      0.46%(f)
Ratio of Net Investment Income to
  Average Net Assets(e)                        1.15%     1.03%      1.00%     1.36%      1.96%(f)
Portfolio Turnover Rate                           3%       43%        13%        2%      0%(c)(g)

(a)  From December 23, 1997, commencement of investment operations, to July 31, 1998.
(b)  The per share information was computed based on average shares for the year ended July 31, 2001.
(c)  Based on operations for the period shown and, accordingly, is not representative of a full year.
(d)  Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e)  Various expenses of the class were voluntarily absorbed by INVESCO for the years ended July 31,
     2002, 2001, 2000 and 1999 and the period ended July 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 7.36%, 1.84%,
     1.00%, 1.17% and 2.51% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been (5.86%), (0.46%), 0.36%, 0.54% and (0.09%) (annualized), respectively.
(f)  Annualized
(g)  Portfolio Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998.


NOVEMBER 30, 2002

INVESCO STOCK FUNDS, INC.
INVESCO S&P 500 INDEX FUND-INSTITUTIONAL CLASS

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 30, 2002 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-1474 and 002-26125.


811-1474                                                            P22  9241

                       STATEMENT OF ADDITIONAL INFORMATION


                            INVESCO STOCK FUNDS, INC.

                  INVESCO Basic Value Fund - Class A, B, and C
 INVESCO Dynamics Fund - Investor Class, Institutional Class,
                              Class A, B, C, and K
           INVESCO Growth Fund - Investor Class, Class A, B, C, and K
                    (Formerly, INVESCO Blue Chip Growth Fund)
       INVESCO Growth & Income Fund - Investor Class, Class A, B, C, and K
    INVESCO Small Company Growth Fund - Investor Class, Class A, B, C, and K
       INVESCO S&P 500 Index Fund - Investor Class and Institutional Class
        INVESCO Value Equity Fund - Investor Class, Class A, B, C, and K


 INVESCO Basic Value Fund is available only to Colorado residents. Class B and
    Class C shares of INVESCO Basic Value Fund are not currently available.

Address:                                        Mailing Address:
4350 South Monaco Street, Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:
                           In continental U.S., call:
                                 1-800-525-8085

                                November 30, 2002

--------------------------------------------------------------------------------

A Prospectus for Class A, B, and C shares of INVESCO Basic Value Fund dated July 31, 2002, and a Prospectus for the Investor Class and, if applicable, Class A, B, C, and K shares of INVESCO Dynamics, INVESCO Growth, INVESCO Growth & Income, INVESCO Small Company Growth, INVESCO S&P 500 Index and INVESCO Value Equity Funds; a Prospectus for INVESCO Dynamics Fund - Institutional Class; and a Prospectus for INVESCO S&P 500 Index Fund - Institutional Class each dated November 30, 2002, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The
Prospectus, annual report, and semiannual report of the Investor Class, Class A, B, C, and K shares of the Funds are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company..........................................................138

Investments, Policies, and Risks.....................................139

Investment Restrictions..............................................158

Management of the Funds..............................................160

Other Service Providers..............................................205

Brokerage Allocation and Other Practices.............................205

Capital Stock........................................................208

Tax Consequences of Owning Shares of a Fund..........................210

Performance..........................................................212

Code of Ethics.......................................................217

Financial Statements.................................................217

Appendix A...........................................................218

THE COMPANY

INVESCO Stock Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Dynamics Fund, Inc. on April 2, 1993. On July 1, 1993, the Company assumed all of the assets and liabilities of Financial Dynamics Fund, Inc. ("FDF"), which was incorporated in Colorado on February 17, 1967. All financial and other information about the Company for period prior to July 1, 1993 related to FDF. On June 26, 1997, the Company changed its name to INVESCO Capital Appreciation Funds, Inc. and designated two series of shares of common stock of the Company as the INVESCO Dynamics Fund and the INVESCO Growth & Income Fund. On August 28, 1998, the Company changed its name to INVESCO Equity Funds, Inc. On October 29, 1998 the Company changed its name to INVESCO Stock Funds, Inc. On July 15, 1999, the Company assumed all of the assets and liabilities of INVESCO Growth Fund, a series of INVESCO Growth Fund, Inc.; INVESCO Small Company Growth Fund, a series of INVESCO Emerging Opportunity Funds, Inc.; INVESCO S&P 500 Index Fund, a series of INVESCO Specialty Funds, Inc.; and INVESCO Value Equity Fund, a series of INVESCO Value Trust.

The Company is an open-end, diversified, management investment company currently consisting of nine portfolios of investments: INVESCO Basic Value Fund - Class A, B, and C; INVESCO Dynamics Fund - Investor Class, Institutional Class, Class A, B, C, and K; INVESCO Endeavor Fund - Investor Class, Class A, B, C, and K; INVESCO Growth Fund - Investor Class, Class A, B, C, and K; INVESCO Growth & Income Fund - Investor Class, Class A, B, C, and K; INVESCO Mid-Cap Growth Fund
- Investor Class, Institutional Class, Class A, B, C, and K; INVESCO Small Company Growth Fund - Investor Class; Class A, B, C, and K; INVESCO S&P 500 Index Fund - Investor Class and Institutional Class; and INVESCO Value Equity Fund - Investor Class, Class A, B, C, and K (each a "Fund" and collectively, the "Funds"). INVESCO Endeavor Fund and INVESCO Mid-Cap Growth Fund each have separate SAIs. Additional funds and classes may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.


Standard & Poor's, a division of The McGraw-Hill Companies ("S&P") has no obligation to take the needs of INVESCO Funds Group, Inc. ("INVESCO") or the owners of the INVESCO S&P 500 Index Fund ("Index Fund") into consideration in determining, composing, or calculating the Standard & Poor's Composite Stock Price Index ("Index"). S&P is not responsible for and has not participated in the determination of the prices and amount of the Index Fund or the timing of the issuance or sale of the Index Fund or in the determination or calculation of the equation by which the Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, shareholders of the Index Fund or any other person or entity from the use of the Index or any data included therein. Index makes no express or implied warranty, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by INVESCO and INVESCO Distributors, Inc. ("IDI"). The Index Fund is not sponsored, endorsed, sold or promoted by S&P and it makes no representation regarding the advisability of investing in the Index Fund.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS AND EDRS -- American Depository Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. EDRs are similar to ADRs, except that they are typically issued by European banks or trust companies.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and S&P ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Growth & Income Fund and Small Company Growth Fund may invest up to 25% and 5%, respectively, of their respective portfolios in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower-grade ratings by S&P or Moody's, at the time of purchase, the Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least B by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's, or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds, except for S&P 500 Index Fund, may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

SECTOR RISK -- Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business or other developments which generally affect that sector.

EUROBONDS AND YANKEE BONDS (All Funds, except S&P 500 Index Fund) -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor and/or sub-advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor and/or sub-advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds'
Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor and/or sub-advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor and/or sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor and/or sub-advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor and/or sub-advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor and/or sub-advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor and/or sub-advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's and/or sub-advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRS -- Holding Company Depository Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES (All Funds, except S&P 500 Index Fund) -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INITIAL PUBLIC OFFERINGS ("IPOS") -- The Funds may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving business and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates (pursuant to an exemptive order dated May 12, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETFs shares are sold and redeemed at the net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related, and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although  the  market  for such  securities  is  becoming  increasingly  liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL  BANKS,  SAVINGS AND LOAN  INSTITUTIONS,  PRIVATE MORTGAGE  INSURANCE
COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO and the applicable sub-advisor must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES (All Funds, except S&P 500 Index Fund) -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO  provides  the  following  services in  connection  with the  securities lending  activities of each Fund: (a) oversees  participation  in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the

Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when INVESCO and the applicable sub-advisors are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5. issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth the preceding sentence.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc.
      INVESCO Global & International Funds, Inc.
         (formerly, INVESCO International Funds, Inc.)
      INVESCO Manager Series Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of September 30, 2002, INVESCO managed 49 mutual funds having combined assets of over $17.9 billion, on behalf of 3,801,795 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $323.6 billion in assets under management as of September 30, 2002.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) (ANTC), a wholly owned subsidiary of IRI maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO Institutional (N.A.) Inc., New York, is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions, and private individuals. INVESCO Institutional further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o administrative;

     o internal accounting (including computation of net asset value);

     o clerical and statistical;

     o secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o supplying the Company with officers, clerical staff, and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Basic Value Fund

     o 0.75% of the Fund's average net assets.

Dynamics and Growth Funds

     o 0.60% on the first $350 million of each Fund's average net assets;

     o 0.55% on the next $350 million of each Fund's average net assets;

     o 0.50% of each Fund's average net assets from $700 million;

     o 0.45% of each Fund's average net assets from $2 billion;

     o 0.40% of each Fund's average net assets from $4 billion;

     o 0.375% of each Fund's average net assets from $6 billion; and

     o 0.35% of each Fund's average net assets from $8 billion.

Growth & Income Fund

     o 0.75% on the first $500 million of the Fund's average net assets;

     o 0.65% on the next $500 million of the Fund's average net assets;

     o 0.55% of the Fund's average net assets from $1 billion;

     o 0.45% of the Fund's average net assets from $2 billion;

     o 0.40% of the Fund's average net assets from $4 billion;

     o 0.375% of the Fund's average net assets from $6 billion; and

     o 0.35% of the Fund's average net assets from $8 billion.

Small Company Growth Fund

     o 0.75% on the first $350 million of the Fund's average net assets;

     o 0.65% on the next $350 million of the Fund's average net assets;

     o 0.55% of the Fund's average net assets from $700 million;

     o 0.45% of the Fund's average net assets from $2 billion;

     o 0.40% of the Fund's average net assets from $4 billion;

     o 0.375% of the Fund's average net assets from $6 billion; and

     o 0.35% of the Fund's average net assets from $8 billion.

S&P 500 Index Fund

     o 0.25% of the Fund's average net assets.

Value Equity Fund

     o 0.75% on the first $500 million of the Fund's average net assets;

     o 0.65% on the next $500 million of the Fund's average net assets;

     o 0.50% of the Fund's average net assets from $1 billion;

     o 0.45% of the Fund's average net assets from $2 billion;

     o 0.40% of the Fund's average net assets from $4 billion;

     o 0.375% of the Fund's average net assets from $6 billion; and

     o 0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. Since Value Equity Fund - Class K had not commenced operations as of July 31, 2002, and Basic Value Fund was not offered until July 31, 2002, no advisory fees were paid with respect to Value Equity Fund - Class K and Basic Value Fund for the periods shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that INVESCO's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                              Advisory        Total Expense        Total Expense
                              Fee Dollars     Reimbursements       Limitations
                              -----------     --------------       -----------
INVESTOR CLASS
--------------

DYNAMICS FUND
Year Ended July 31, 2002      $24,987,474      $   1,017,405       1.20%
Year Ended July 31, 2001       34,407,534                  0       1.20%
Year Ended July 31, 2000       24,121,605                  0       1.20%

GROWTH FUND
Year Ended July 31, 2002      $ 4,753,630           N/A            N/A
Year Ended July 31, 2001        9,418,759           N/A            N/A
Year Ended July 31, 2000        8,575,984           N/A            N/A

GROWTH & INCOME FUND
Year Ended July 31, 2002      $   517,148      $     625,115       1.50%
Year Ended July 31, 2001        1,192,257            285,561       1.50%
Year Ended July 31, 2000        1,059,505                472       1.50%

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2002      $ 7,217,490      $           0       1.50%
Year Ended July 31, 2001        9,158,751                  0       1.50%
Year Ended July 31, 2000        6,057,172              1,326       1.50%

S&P 500 INDEX FUND
Year Ended July 31, 2002      $   332,992      $     474,747       0.65%
Year Ended July 31, 2001          258,955            371,496       0.65%(1)
Year Ended July 31, 2000          206,633            269,898       0.60%

VALUE EQUITY FUND
Year Ended July 31, 2002      $ 1,297,282      $     593,826       1.30%
Year Ended July 31, 2001        1,723,504            507,936       1.30%
Year Ended July 31, 2000        2,307,737            401,744       1.30%

INSTITUTIONAL CLASS
-------------------

DYNAMICS FUND
Year Ended July 31, 2002      $    88,866      $           0       0.95%
Year Ended July 31, 2001           80,535                  0       0.95%
Period Ended July 31, 2000(2)      19,552                  0       0.95%

S&P 500 INDEX FUND
Year Ended July 31, 2002      $     1,023     $       28,777       0.35%
Year Ended July 31, 2001            5,062             30,289       0.35%
Year Ended July 31, 2000           12,144             31,275       0.35%

CLASS A
-------

DYNAMICS FUND
Period Ended July 31, 2002(3) $     2,179      $           0       1.80%(4)

GROWTH FUND
Period Ended July 31, 2002(3) $       164      $          97       1.60%(5)

                              Advisory        Total Expense        Total Expense
                              Fee Dollars     Reimbursements       Limitations
                              -----------     --------------       -----------

GROWTH & INCOME FUND
Period Ended July 31, 2002(3) $        64      $         248       1.60%(5)

SMALL COMPANY GROWTH FUND
Period Ended July 31, 2002(3) $     2,819      $           0       1.75%(5)

VALUE EQUITY FUND
Period Ended July 31, 2002(3) $       332      $           0       1.65%(6)


CLASS B
-------

DYNAMICS FUND
Period Ended July 31, 2002(3) $       450      $           0       2.35%(7)

GROWTH FUND
Period Ended July 31, 2002(3) $        51      $         201       2.30%(8)

GROWTH & INCOME FUND
Period Ended July 31, 2002(3) $         3      $         243       2.30%(8)

SMALL COMPANY GROWTH FUND
Period Ended July 31, 2002(3) $        84      $           0       2.65%(8)

VALUE EQUITY FUND
Period Ended July 31, 2002(3) $       546      $           0       2.20%(9)

CLASS C
-------

DYNAMICS FUND
Year Ended July 31, 2002      $   133,005      $      56,491       1.95%
Year Ended July 31, 2001           91,390                  0       1.95%
Period Ended July 31, 2000(10)      4,199                  0       1.95%

GROWTH FUND
Year Ended July 31, 2002      $    35,316      $           0       2.25%(8)
Year Ended July 31, 2001           49,494            N/A           N/A
Period Ended July 31, 2000(10)      3,629            N/A           N/A

GROWTH & INCOME FUND
Year Ended July 31, 2002      $    12,458      $      17,986       2.25%
Year Ended July 31, 2001           16,102              1,022       2.25%
Period Ended July 31, 2000(10)      2,194                  0       2.25%

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2002      $    20,149      $      14,378       2.25%
Year Ended July 31, 2001           14,733                  0       2.25%
Period Ended July 31, 2000(10)      3,131                  0       2.25%

VALUE EQUITY FUND
Year Ended July 31, 2002      $     9,863      $       9,750       2.05%
Year Ended July 31, 2001            5,376              1,808       2.05%
Period Ended July 31, 2000(10)        166                 19       2.05%

                              Advisory        Total Expense        Total Expense
                              Fee Dollars     Reimbursements       Limitations
                              -----------     --------------       -----------
CLASS K
-------

DYNAMICS FUND
Year Ended July 31, 2002      $   200,382      $           0       1.40%
Period Ended July 31, 2001(11)          4                 15       1.40%

GROWTH FUND
Year Ended July 31, 2002      $    15,431      $           0       0.00%(12)
Period Ended July 31, 2001(11)         10                  0       N/A

GROWTH & INCOME FUND
Year Ended July 31, 2002      $       197      $       7,619       1.70%
Period Ended July 31, 2001(11)         11                 12       1.70%

SMALL COMPANY GROWTH FUND
Period Ended July 31, 2002(13)$   324,298      $           0       1.70%

(1) Effective May 1, 2001, the Total Expense Limitation was changed to 0.65%.

(2) Institutional class shares of the Fund were offered beginning December 31, 1999, but did not commence operations until May 23, 2000.

(3) For the period April 1, 2002, commencement of operations, through July 31, 2002.

(4) Effective August 1, 2002, the Total Expense Limitation was changed to 1.30%.

(5) Effective August 1, 2002, the Total Expense Limitation was changed to 1.60%.

(6) Effective August 1, 2002, the Total Expense Limitation was changed to 1.40%.

(7) Effective August 1, 2002, the Total Expense Limitation was changed to 1.95%.

(8) Effective August 1, 2002, the Total Expense Limitation was changed to 2.25%.

(9) Effective August 1, 2002, the Total Expense Limitation was changed to 2.05%.

(10) For the period February 15, 2000, commencement of operations, through July 31, 2000.

(11) For the period December 1, 2000, commencement of operations, through July 31, 2001.

(12)  Effective  August 1, 2002,  the Total  Expense  Limitation  was changed to
1.70%.

(13) For the period December 17, 2001, commencement of operations, through July 31, 2002.

THE SUB-ADVISORY AGREEMENT

With respect to S&P 500 Index Fund, World Asset Management ("World") serves as sub-advisor to the Fund pursuant to a Sub-Advisory Agreement (the "Sub-Advisory Agreement") dated July 15, 1999 with INVESCO.

The Sub-Advisory Agreement provides that World, subject to the supervision of INVESCO, shall manage the investment portfolio of the Fund in conformity with its investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of World; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised. The Sub-Advisory Agreement provides that, as compensation for its services, World shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Fund's net assets. The sub-advisory fee is paid by INVESCO, NOT the Fund. The fee is calculated at the following annual rates:

S&P 500 Index Fund

   o 0.07% on the first $10 million of the Fund's average net assets;

   o 0.05% on the next $40 million of the Fund's average net assets; and

   o 0.03% of the Fund's average net assets from $50 million.

BOARD APPROVAL/RENEWAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

In approving, with respect to Basic Value Fund, or renewing, with respect to the remaining Funds, the Advisory Agreement and Sub-Advisory Agreement, the board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided under the Agreements and the overall fairness of the Agreements. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things, with the exception of Basic Value Fund, (1) the overall performance results of the Funds in comparison to relevant indices; (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. With respect to Basic Value Fund, the board considered INVESCO's capabilities and resources in managing funds with similar strategies and objectives. The board also considered INVESCO's resources and responsiveness with respect to Funds that have experienced performance difficulties and discussed the efforts being made to improve the performance records of such Funds. The board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization and the experience of the sub-advisor in managing index funds. In connection with its review of the quality of the execution of the Funds' trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreements, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Funds. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the board reviewed specific data as to INVESCO's profit or loss on each Fund (with the exception of Basic Value Fund), and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Funds' independent auditors review INVESCO's methodology for appropriateness. The board concluded that approval of the Agreements was in the best interest of the Funds' shareholders. These matters were considered by the directors who are not affiliated with INVESCO ("the Independent Directors") working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to a master Administrative Services Agreement dated June 1, 2000, as amended November 30, 2002 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a master Transfer Agency Agreement dated June 1, 2000, as amended November 30, 2002 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (in some instances, prior to the voluntary absorption of certain Fund expenses by INVESCO and the sub-advisor, where applicable). Since Value Equity Fund - Class K had not commenced operations as of July 31, 2002 and Basic Value Fund was not offered until July 31, 2002, no fees were paid with respect to Value Equity Fund - Class K and Basic Value Fund for the periods shown below. To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through July 31, 2004 at the following rates: 2.10% of total expenses of Class A shares, 2.75% of total expenses of each of Class B and Class C shares, and 2.20% of total expenses of Class K shares. INVESCO is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The fees are allocated daily to each class based on the relative proportion of net assets represented by such class.

                                                Administrative          Transfer
                              Advisory             Services              Agency
                              --------             --------              ------
INVESTOR CLASS
--------------

DYNAMICS FUND
Year Ended July 31, 2002      $24,987,474        $ 2,433,155         $21,766,055
Year Ended July 31, 2001       34,407,534          3,551,891          18,090,628
Year Ended July 31, 2000       24,121,605          2,364,403           5,667,641

GROWTH FUND
Year Ended July 31, 2002      $ 4,753,630        $   391,751         $ 4,506,799
Year Ended July 31, 2001        9,418,759            814,176           4,573,618
Year Ended July 31, 2000        8,575,984            735,074           2,205,390

GROWTH & INCOME FUND
Year Ended July 31, 2002      $   517,148        $    40,788         $   676,148
Year Ended July 31, 2001        1,192,257             81,382             659,900
Year Ended July 31, 2000        1,059,505             73,553             365,832

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2002      $ 7,217,490        $   518,145         $ 4,947,246
Year Ended July 31, 2001        9,158,751            673,564           4,584,251
Year Ended July 31, 2000        6,057,172            425,252           1,830,351

S&P 500 INDEX FUND
Year Ended July 31, 2002      $   332,992        $    69,908         $   379,383
Year Ended July 31, 2001          258,955             56,417             250,087
Year Ended July 31, 2000          206,633             46,635             174,030

VALUE EQUITY FUND
Year Ended July 31, 2002      $ 1,297,282        $    87,753         $   793,314
Year Ended July 31, 2001        1,723,504            113,378             886,780
Year Ended July 31, 2000        2,307,737            148,463             970,885

INSTITUTIONAL CLASS
-------------------

DYNAMICS FUND
Year Ended July 31, 2002      $    88,866        $     8,601         $       152
Year Ended July 31, 2001           80,535              8,337                  60
Period Ended July 31, 2000(1)      19,552              2,006                   4

S&P 500 INDEX FUND
Year Ended July 31, 2002      $     1,023        $       215         $    14,415
Year Ended July 31, 2001            5,062              1,106               9,449
Year Ended July 31, 2000           12,144              2,745               6,061

CLASS A
-------

DYNAMICS FUND
Period Ended July 31, 2002(2) $     2,179        $       207         $       504

GROWTH FUND
Period Ended July 31, 2002(2) $       164        $        13         $        32

GROWTH & INCOME FUND
Period Ended July 31, 2002(2) $        64        $         5         $        37

SMALL COMPANY GROWTH FUND
Period Ended July 31, 2002(2) $     2,819        $       198         $       203

VALUE EQUITY FUND
Period Ended July 31, 2002(2) $       332        $        23         $        56

                                                Administrative          Transfer
                              Advisory             Services              Agency
                              --------             --------              ------
CLASS B
-------

DYNAMICS FUND
Period Ended July 31, 2002(2) $       450        $        43         $       199

GROWTH FUND
Period Ended July 31, 2002(2) $        51        $         4         $        21

GROWTH & INCOME FUND
Period Ended July 31, 2002(2) $         3        $         0         $         6

SMALL COMPANY GROWTH FUND
Period Ended July 31, 2002(2) $        84        $         6         $        34

VALUE EQUITY FUND
Period Ended July 31, 2002(2) $       546        $        38         $        45

CLASS C
-------

DYNAMICS FUND
Year Ended July 31, 2002      $   133,005        $     12,954        $   128,811
Year Ended July 31, 2001           91,390               9,364             58,862
Period Ended July 31, 2000(3)       4,199                 429              1,739

GROWTH FUND
Year Ended July 31, 2002      $    35,316        $      2,911        $    63,544
Year Ended July 31, 2001           49,494               4,259             32,424
Period Ended July 31, 2000(3)       3,629                 314                946

GROWTH & INCOME FUND
Year Ended July 31, 2002      $    12,458        $        983        $    16,078
Year Ended July 31, 2001           16,102               1,119              7,331
Period Ended July 31, 2000(3)       2,194                 149                329

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2002      $    20,149        $      1,446        $    23,314
Year Ended July 31, 2001           14,733               1,084              8,724
Period Ended July 31, 2000(3)       3,131                 227                554

VALUE EQUITY FUND
Year Ended July 31, 2002      $     9,863        $        668        $     9,101
Year Ended July 31, 2001            5,376                 355              2,976
Period Ended July 31, 2000(3)         166                  11                 69

CLASS K
-------

DYNAMICS FUND
Year Ended July 31, 2002      $   200,382        $     19,487        $   142,789
Period Ended July 31, 2001(4)           4                   0                 19

GROWTH FUND
Year Ended July 31, 2002      $    15,431        $      1,265        $    24,210
Period Ended July 31, 2001(4)          10                   1                 34

GROWTH & INCOME FUND
Year Ended July 31, 2002      $       197        $         16        $       520
Period Ended July 31, 2001(4)          11                   1                 17

SMALL COMPANY GROWTH FUND
Period Ended July 31, 2002(5) $   324,298        $     23,237        $        26

(1) Institutional Class shares of the Fund were offered beginning December 31, 1999, but did not commence operations until May 23, 2000.

(2) For the period April 1, 2002, commencement of operations, through July 31, 2002.

(3) For the period February 15, 2000, commencement of operations, through July 31, 2000.

(4) For the period December 1, 2000, commencement of operations, through July 31, 2001.

(5) For the period December 17, 2001, commencement of operations, through July 31, 2002.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the directors who are "interested persons" of the Company as defined in section 2(a)(19) of the 1940 Act (the "Interested Directors"). For the Interested Directors, information about their principal occupations and other directorships reflects their affiliations with INVESCO and its affiliated companies.

Independent Directors

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
Fred A. Deering                  Vice Chairman of the  Formerly, Chairman of the        49
(3),(4),(8),(9),(10)             Board                 Executive Committee and
1551 Larimer Street, #1701                             Chairman of the Board of
Denver, Colorado                                       Security Life of Denver
Age:  74                                               Insurance Company; and
                                                       Director of ING American
                                                       Holdings Company and First ING
                                                       Life Insurance Company of New
                                                       York. Formerly, Trustee of
                                                       INVESCO Global Health Sciences
                                                       Fund.

Victor L. Andrews, Ph.D.         Director              Professor Emeritus, Chairman     49            Director of The Sheffield
(5),(7),(11),(12)                                      Emeritus and Chairman and CFO                  Funds, Inc.
34 Seawatch Drive                                      of the Roundtable of the
Savannah, Georgia                                      Department of Finance of
Age:  72                                               Georgia State University; and
                                                       President, Andrews Financial
                                                       Associates, Inc. (consulting
                                                       firm). Formerly, member of the
                                                       faculties of the Harvard
                                                       Business School and the Sloan
                                                       School of Management of MIT.

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director

Bob R. Baker                     Director              Consultant (2000 to present).    49
(4),(5),(6),10),(11),(12)                              Formerly, President and
37 Castle Pines Dr. N.                                 Chief Executive Officer
Castle Rock, Colorado                                  (1989 to 2000) of AMC Cancer
Age:  66                                               Research Center, Denver,
                                                       Colorado; until mid-December
                                                       1988, Vice Chairman of the
                                                       Board of First Columbia
                                                       Financial Corporation,
                                                       Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                       Chief Executive Officer of
                                                       First Columbia Financial
                                                       Corporation.


Lawrence H. Budner               Director              Trust Consultant. Formerly,      49
(3),(6),(11),(12)                                      Senior Vice President and
7608 Glen Albens Circle                                Senior Trust Officer of
Dallas, Texas                                          InterFirst Bank, Dallas, Texas.
Age:  72

James T. Bunch(5),(6),(10)       Director              Principal and Founder of         49
3600 Republic Plaza              (since 2000)          Green, Manning & Bunch
370 Seventeenth Street                                 Ltd., Denver, Colorado
Denver, Colorado                                       (1988 to present); Director and
Age:  60                                               Secretary of Green, Manning &
                                                       Bunch Securities, Inc. since
                                                       September 1993; and Director
                                                       and Vice President of Western
                                                       Golf Association and Evans
                                                       Scholars Foundation.
                                                       Formerly, General Counsel and
                                                       Director of Boettcher & Co.,
                                                       Denver, Colorado; and
                                                       formerly, Chairman and Managing
                                                       Partner of Davis, Graham &
                                                       Stubbs, Denver, Colorado.

Gerald J. Lewis(3),(7),(8)       Director              Chairman of Lawsuit Reso-        49            Director of General
701 "B" Street                   (since 2000)          lution Services, San Diego,                    Chemical Group,
Suite 2100                                             California (1987 to present).                  Inc., Hampdon, New
San Diego, California                                  Formerly, Associate Justice of                 Hampshire (1996 to
Age:  69                                               the California Court of                        present). Director
                                                       Appeals; and Of Counsel,                       of Wheelabrator
                                                       Latham & Watkins, San Diego,                   Technologies, Inc.,
                                                       California (1987 to 1997).                     Fisher Scientific,
                                                                                                      Inc., Henley
                                                                                                      Manufacturing, Inc.,
                                                                                                      and California
                                                                                                      Coastal Properties,
                                                                                                      Inc.

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
John W. McIntyre                 Director              Retired. Trustee of Gables       49
(3),(4),(6),(8)                                        Residential Trust; Trustee and
7 Piedmont Center Suite 100                            Chairman of the J.M. Tull
Atlanta, Georgia                                       Charitable Foundation;
Age:  72                                               Director of Kaiser Foundation
                                                       Health Plans of Georgia, Inc.
                                                       Formerly, Vice Chairman of
                                                       the Board of Directors
                                                       of The Citizens and
                                                       Southern Corporation
                                                       and Chairman of the Board
                                                       and Chief Executive
                                                       Officer of The Citizens
                                                       and Southern Georgia
                                                       Corp. and The Citizens
                                                       and Southern National
                                                       Bank; formerly, Trustee
                                                       of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                       of Employee's Retirement
                                                       System of GA, Emory
                                                       University.

Larry Soll, Ph.D.                Director              Retired. Formerly, Chairman      49            Director of Synergen
(5),(7),(10),(11),(12)           (since 1997)          of the Board (1987 to 1994),                   since incorporation
2358 Sunshine Canyon Drive                             Chief Executive Officer (1982                  in 1982; Director of Isis
Boulder, Colorado                                      to 1989 and 1993 to 1994) and                  Pharmaceuticals, Inc.
Age:  60                                               President (1982 to 1989) of
                                                       Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                       Health Sciences Fund.

Interested Directors and Officers.

Messrs. Cunningham and Williamson are Interested Directors by virtue of the fact that they are officers of INVESCO and IDI.


Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director

Mark H. Williamson (4),(12)      President (1998 to    Chief Executive Officer,         49            Chairman of the Board
4350 South Monaco Street         present), Chief       Managed Products Division,                     of INVESCO Funds
Denver, Colorado                 Executive Officer     AMVESCAP PLC (2001 to                          Group, Inc. and
Age:  51                         (1998 to present)     present); Chief Executive                      INVESCO Distributors,
                                 and Chairman of the   Officer of INVESCO Funds                       Inc.
                                 Board (since 1999)    Group, Inc.; and Chief
                                                       Executive Officer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       President of INVESCO Funds
                                                       Group, Inc.; formerly,
                                                       President of INVESCO
                                                       Distributors, Inc.; formerly,
                                                       Chief Operating Officer and
                                                       Chairman of the Board of
                                                       INVESCO Global Health Sciences
                                                       Fund; formerly, Chairman and
                                                       Chief Executive Officer of
                                                       NationsBanc Advisors, Inc.;
                                                       and formerly, Chairman of
                                                       NationsBanc Investments, Inc.

Raymond R. Cunningham            Vice President and    President and Chief Operating    49            Director of INVESCO
4350 South Monaco Street         Director (since 2001) Officer of INVESCO Funds                       Funds Group, Inc.
Denver, Colorado                                       Group, Inc.; President of                      and INVESCO Distributors,
Age:  51                                               INVESCO Distributors, Inc.                     Inc.
                                                       Formerly, Senior Vice
                                                       President of INVESCO Funds
                                                       Group, Inc.; and Senior Vice
                                                       President of GT Global -
                                                       North America (1992-1998).

Glen A. Payne                    Secretary             Senior Vice President,
4350 South Monaco Street                               General Counsel and Secretary
Denver, Colorado                                       of INVESCO Funds Group, Inc.;
Age:  55                                               Senior Vice President,
                                                       Secretary and General Counsel
                                                       of INVESCO Distributors, Inc.
                                                       Formerly, Secretary of INVESCO
                                                       Global Health Sciences Fund;
                                                       General Counsel of INVESCO
                                                       Trust Company (1989 to 1998);
                                                       and employee of a U.S. regula-
                                                       tory agency, Washington, D.C.
                                                       (1973 to 1989).

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
Ronald L. Grooms                 Chief Accounting      Senior Vice President and                      Director of INVESCO
4350 South Monaco Street         Officer, Chief        Treasurer of INVESCO Funds                     Funds Group, Inc. and
Denver, Colorado                 Financial Officer     Group, Inc.; and Senior Vice                   INVESCO Distributors,
Age:  56                         and Treasurer         President and Treasurer of                     Inc.
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Treasurer and
                                                       Principal Financial and
                                                       Accounting Officer of INVESCO
                                                       Global Health Sciences Fund;
                                                       and Senior Vice President and
                                                       Treasurer of INVESCO Trust
                                                       Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                      Director of INVESCO
4350 South Monaco Street                               Assistant Secretary of                         Funds Group, Inc. and
Denver, Colorado                                       INVESCO Funds Group, Inc.; and                 INVESCO Distributors,
Age:  46                                               Senior Vice President and                      Inc.
                                                       Assistant Secretary of
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Trust Officer of
                                                       INVESCO Trust Company (1995
                                                       to 1998).

Pamela J. Piro                   Assistant Treasurer   Vice President and Assistant
4350 South Monaco Street                               Treasurer of INVESCO Funds
Denver, Colorado                                       Group, Inc.; and Assistant
Age:  42                                               Treasurer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       Assistant Vice President (1996
                                                       to 1997).

Tane' T. Tyler                  Assistant Secretary    Vice President and Assistant
4350 South Monaco Street         (since 2002)          General Counsel of INVESCO
Denver, Colorado                                       Funds Group, Inc.
Age:  37

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3)  Member of the audit committee of the Company.

(4) Member of the executive and valuation committees of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5)  Member of the investments and management liaison committee of the Company.

(6)  Member of the brokerage committee of the Company.

(7)  Member of the derivatives committee of the Company.

(8)  Member of the legal committee of the Company.

(9)  Member of the insurance committee of the Company.

(10) Member of the nominating committee of the Company.

(11) Member of the compensation committee of the Company.

(12) Member of the retirement plan committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 3 meetings during the fiscal year ended July 31, 2002.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review investment, legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 3 meetings during the fiscal year ended July 31, 2002.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 3 meetings during the fiscal year ended July 31, 2002.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 3 meetings during the fiscal year ended July 31, 2002.

The Company has a valuation committee, a legal committee, an insurance committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, insurance, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended July 31, 2002, the legal committee met 3 times, the compensation committee met 1 time, and the valuation, insurance, and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended July 31, 2002, the nominating committee met 1 time.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Complex that are overseen by the director, as a whole, as of December 31, 2001:

--------------------------------------------------------------------------------------------------
Director                 Dollar Range of Equity Securities                      Aggregate Dollar
                         Owned in Each Fund(1)                                  Range of Equity
                                                                                Securities in All
                                                                                Registered Invest-
                                                                                ment Companies
                                                                                Overseen by the
                                                                                director in the
                                                                                INVESCO Funds
                                                                                Complex(1)
---------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------

Fred A. Deering          INVESCO Basic Value Fund                          None       Over $100,000
                         INVESCO Dynamics Fund                 $50,001-$100,000
                         INVESCO Growth Fund                         $1-$10,000
                         INVESCO Growth & Income Fund                $1-$10,000
                         INVESCO Small Company Growth Fund           $1-$10,000
                         INVESCO S&P 500 Index Fund                  $1-$10,000
                         INVESCO Value Equity Fund                   $1-$10,000
---------------------------------------------------------------------------------------------------
Victor L. Andrews        INVESCO Basic Value Fund                          None       Over $100,000
                         INVESCO Dynamics Fund                    Over $100,000
                         INVESCO Growth Fund                         $1-$10,000
                         INVESCO Growth & Income Fund                $1-$10,000
                         INVESCO Small Company Growth Fund           $1-$10,000
                         INVESCO S&P 500 Index Fund                  $1-$10,000
                         INVESCO Value Equity Fund                   $1-$10,000
----------------------------------------------------------------------------------------------------
Bob R. Baker             INVESCO Basic Value Fund                          None       Over $100,000
                         INVESCO Dynamics Fund                 $50,001-$100,000
                         INVESCO Growth Fund                         $1-$10,000
                         INVESCO Growth & Income Fund                $1-$10,000
                         INVESCO Small Company Growth Fund           $1-$10,000
                         INVESCO S&P 500 Index Fund                  $1-$10,000
                         INVESCO Value Equity Fund                   $1-$10,000
----------------------------------------------------------------------------------------------------
Lawrence H. Budner       INVESCO Basic Value Fund                          None       Over $100,000
                         INVESCO Dynamics Fund                  $10,001-$50,000
                         INVESCO Growth Fund                         $1-$10,000
                         INVESCO Growth & Income Fund                $1-$10,000
                         INVESCO Small Company Growth Fund           $1-$10,000
                         INVESCO S&P 500 Index Fund                  $1-$10,000
                         INVESCO Value Equity Fund                   $1-$10,000
----------------------------------------------------------------------------------------------------
James T. Bunch           INVESCO Basic Value Fund                          None      $10,001-$50,000
                         INVESCO Dynamics Fund                       $1-$10,000
                         INVESCO Growth Fund                         $1-$10,000
                         INVESCO Growth & Income Fund                $1-$10,000
                         INVESCO Small Company Growth Fund           $1-$10,000
                         INVESCO S&P 500 Index Fund                  $1-$10,000
                         INVESCO Value Equity Fund                   $1-$10,000
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Director                 Dollar Range of Equity Securities                      Aggregate Dollar
                         Owned in Each Fund(1)                                  Range of Equity
                                                                                Securities in All
                                                                                Registered Invest-
                                                                                ment Companies
                                                                                Overseen by the
                                                                                director in the
                                                                                INVESCO Funds
                                                                                Complex(1)
---------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------
Gerald J. Lewis          INVESCO Basic Value Fund                          None     $50,000-$100,000
                         INVESCO Dynamics Fund                       $1-$10,000
                         INVESCO Growth Fund                         $1-$10,000
                         INVESCO Growth & Income Fund                $1-$10,000
                         INVESCO Small Company Growth Fund           $1-$10,000
                         INVESCO S&P 500 Index Fund                  $1-$10,000
                         INVESCO Value Equity Fund                   $1-$10,000
----------------------------------------------------------------------------------------------------
John W. McIntyre         INVESCO Basic Value Fund                          None        Over $100,000
                         INVESCO Dynamics Fund                    Over $100,000
                         INVESCO Growth Fund                         $1-$10,000
                         INVESCO Growth & Income Fund          $50,001-$100,000
                         INVESCO Small Company Growth Fund      $10,001-$50,000
                         INVESCO S&P 500 Index Fund                  $1-$10,000
                         INVESCO Value Equity Fund                   $1-$10,000
----------------------------------------------------------------------------------------------------
Larry Soll               INVESCO Basic Value Fund                          None        Over $100,000
                         INVESCO Dynamics Fund                       $1-$10,000
                         INVESCO Growth Fund                         $1-$10,000
                         INVESCO Growth & Income Fund                $1-$10,000
                         INVESCO Small Company Growth Fund           $1-$10,000
                         INVESCO S&P 500 Index Fund                  $1-$10,000
                         INVESCO Value Equity Fund                   $1-$10,000
----------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------
Mark H. Williamson       INVESCO Basic Value Fund                          None        Over $100,000
                         INVESCO Dynamics Fund                    Over $100,000
                         INVESCO Growth Fund                               None
                         INVESCO Growth & Income Fund                      None
                         INVESCO Small Company Growth Fund                 None
                         INVESCO S&P 500 Index Fund                        None
                         INVESCO Value Equity Fund                         None
----------------------------------------------------------------------------------------------------
Raymond R. Cunningham    INVESCO Basic Value Fund                          None        Over $100,000
                         INVESCO Dynamics Fund                 $50,001-$100,000
                         INVESCO Growth Fund                               None
                         INVESCO Growth & Income Fund                      None
                         INVESCO Small Company Growth Fund     $50,001-$100,000
                         INVESCO S&P 500 Index Fund                        None
                         INVESCO Value Equity Fund                         None
----------------------------------------------------------------------------------------------------

(1) All valuations of Fund shares are as of December 31, 2001.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended July 31, 2002.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2001. As of December 31, 2001, there were 47 funds in the INVESCO Funds.

--------------------------------------------------------------------------------
Name of Person        Aggregate      Benefits     Estimated      Total
and Position          Compensation   Accrued As   Annual         Compensation
                      From           Part of      Benefits       From INVESCO
                      Company(1)     Company      Upon           Complex Paid
                                     Expenses(2)  Retirement(3)  To Directors(6)
--------------------------------------------------------------------------------

Fred A. Deering,         $30,488         $8,553         $10,436         $116,000
Vice Chairman of
the Board
--------------------------------------------------------------------------------
Victor L. Andrews         27,259          7,614           9,590           99,700
--------------------------------------------------------------------------------
Bob R. Baker              29,095          5,233           9,590          102,700
--------------------------------------------------------------------------------
Lawrence H. Budner        26,305          7,614           9,590           98,700
--------------------------------------------------------------------------------
James T. Bunch            25,150              0               0           92,350
--------------------------------------------------------------------------------
Wendy L. Gramm(4)         27,373              0               0           94,850
--------------------------------------------------------------------------------
Gerald J. Lewis           25,612              0               0           95,350
--------------------------------------------------------------------------------
John W. McIntyre          27,731          7,614           9,590          117,050
--------------------------------------------------------------------------------
Larry Soll                26,476              0               0          111,900
--------------------------------------------------------------------------------
Total                   $245,489        $36,628         $48,796         $928,600
--------------------------------------------------------------------------------
% of Net Assets          0.0043%(5)     0.0006%(5)                    0.0032%(6)

--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Dr. Gramm resigned as a director of the Company on February 7, 2002.

(5) Total as a percentage of the Company's net assets as of July 31, 2002.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2001.

Messrs. Cunningham and Williamson, as Interested Directors of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") for the Independent Directors of the Funds. Under this Plan, each director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former director Daniel D. Chabris as of October 1, 1998 and to former director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc. in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of October 31, 2002, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Investor Class
--------------

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Beneficial             12.58%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Connecticut General Life Ins.   Beneficial             6.93%
c/o Hector Flores H18D
One Commercial Plaza
280 Trumball St.
Hartford, CT 06103-3509
--------------------------------------------------------------------------------
FIIOC Agent                     Beneficial             6.42%
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987
--------------------------------------------------------------------------------

Growth Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
FIIOC Agent                     Beneficial             6.15%
Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY 41015-1987
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Beneficial             5.24%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Growth & Income Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
INVESCO Trust Company TTEE      Beneficial             10.72%
FBO AMVESCAP 401K Plan
P.O. Box 4054
Concord, CA 94524-4054
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Beneficial             9.62%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Beneficial             13.56%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Connecticut General Life Ins    Beneficial             10.57%
c/o Hector Flores H18D
One Commercial Plaza
280 Trumbull St.
Hartford, CT 06103-3509
--------------------------------------------------------------------------------
FIIOC Agent                     Beneficial             7.86%
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987
--------------------------------------------------------------------------------
American Express Trust TR       Beneficial             5.01%
American Express Trust
Retirement Services Plans
Attn:  Chris Hunt
P.O. Box 534
Minneapolis, MN 55440-0534
--------------------------------------------------------------------------------


S&P 500 Index Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
AMVESCAP Natl Trust Co TTEE     Beneficial             11.35%
FBO Baldor Electric Co Emplo-
ees
Profit Sharing and Savings Plan
1315 Peachtree St NE Ste 201
Atlanta, GA 30309-2502
--------------------------------------------------------------------------------


Value Equity Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Beneficial             11.15%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Institutional Trust Co. TR      Beneficial             10.25%
Magellan Health Services
Retirement Savings Plan & Trust
401K
1855 Gateway Blvd. Ste. 500
Concord, CA 94520-8408
--------------------------------------------------------------------------------
AMVESCAP Natl TC Cust           Beneficial             5.14%
AP Technoglass Co
Belletech Retirement Plan
1465 W Sandusky Ave
Bellefontaine, OH 43311-1082
--------------------------------------------------------------------------------

Institutional Class
-------------------

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Northern Trust Co FBO           Beneficial             47.94%
Northern Trust TIP-DIV
P.O. Box 92956
Chicago, IL 60675-2956
--------------------------------------------------------------------------------
American Express Trust TR       Beneficial             18.18%
American Express Trust
Retirement Services Plans
Attn: Chris Hunt
P.O. Box 534
Minneapolis, MN 55440-0534
--------------------------------------------------------------------------------
William Jewell College          Beneficial             17.56%
Attn: Helen Ford
500 College HL
Liberty, MO 64068-1896
--------------------------------------------------------------------------------
Holdon                          Beneficial             9.61%
c/o Sky Trust
P.O. Box 419
Findlay, OH
--------------------------------------------------------------------------------


S&P 500 Index Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
INVESCO Trust Co. TR            Beneficial             28.03%
REA Magnet Wire Company, Inc.
Executive Deferred Comp Plan
3600 East Pontiac Street
Fort Wayne, IN 46803-3804
--------------------------------------------------------------------------------
INVESCO Trust Co. TR            Beneficial             23.06%
REA Magnet Wire Company, Inc.
Supplemental Exec Retirement
Plan
3600 East Pontiac Street
Fort Wayne, IN 46803-3804
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Morris Communications Corp.     Beneficial             13.34%
Defined Benefit Pension Plan
For Collectively Bargained
Employ of Stauffer Communica-
tions, Inc.
P.O. Box 936
Augusta, GA 30903-0936
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Beneficial             7.58%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
AMVESCAP Natl. TC Cust          Record                 5.21%
Brad L. Edgar
Doulos Ministries Inc.
403B Plan
2515 S. Clayton St.
Denver, CO 80210-6114
--------------------------------------------------------------------------------

Class A
-------

Basic Value Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
INVESCO Funds Group, Inc.       Record                 97.45%
Attn: Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------


Dynamics Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Beneficial             46.14%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Dean Witter For The Benefit of  Beneficial             14.79%
Berkeley Investors LLC
P.O. Box 250 Church Street
Station
New York, NY 10008-0250
--------------------------------------------------------------------------------
Prudential Securities Inc.      Beneficial             9.01%
Acct. 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY 10004-1901
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
BNY Clearing Services LLC       Beneficial             5.16%
A/C 2291-9164
Digilog Trading PL #1
111 E Kilborn Ave
Milwaukee, WI 53202-6633
--------------------------------------------------------------------------------
BNY Clearing Services LLC       Beneficial             5.13%
A/C 2220-9637
Digilog Trading PL #2
111 E Kilbourn Ave
Milwaukee, WI 53202-6633
--------------------------------------------------------------------------------


Growth Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Beneficial             50.48%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Prudential Securities Inc.      Beneficial             44.95%
Acct. 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY 10004-1901
--------------------------------------------------------------------------------


Growth & Income Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Beneficial             25.77%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
A G Edwards & Sons, Inc. FBO    Beneficial             15.33%
Marilyn J. MacDonald
A/C 212-679372
1 N Jefferson Ave
Saint Louis, MO 63103-2287
--------------------------------------------------------------------------------
American Enterprise             Beneficial             15.32%
Investment Svcs
FBO 174337071
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
American Enterprise             Beneficial             12.69%
Investment Svcs
FBO 149291941
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
American Enterprise             Beneficial             11.15%
Investment Svcs
FBO 209656531
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
American Enterprise             Beneficial             8.95%
Investment Svcs
FBO 174330121
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------


Small Company Growth Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Beneficial             35.34%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Dain Rauscher Inc. FBO          Beneficial             26.79%
Marsha S. Glazer TTEE
Marsha S. Glazer Charitable
Remainder Unitrust A DTD
3/14/95 MSG Manager Crut Funds
P.O. Box 997
--------------------------------------------------------------------------------
Dain Rauscher Inc. FBO          Beneficial             26.78%
Marsha S. Glazer TTEE
Marsha S. Glazer Charitable
Remainder Unitrust B
3/14/95 MSG Manager Crut Funds
P.O. Box 997
--------------------------------------------------------------------------------

Value Equity Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Merrill Lynch                   Beneficial             32.63%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Beneficial             21.37%
Special Custody Acct. For The
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette       Beneficial             17.51%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette       Beneficial             8.76%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette       Beneficial             6.57%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial             6.28%
Svcs
FBO 208747231
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------


Class B
-------

Basic Value Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------


Dynamics Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
American Enterprise             Beneficial             10.07%
Investment Svcs
FBO 206338061
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
Dean Witter For The Benefit of  Beneficial             7.94%
SRS of the Holy Family of Naza-
reth
P.O. Box 250 Church Street
Station
New York, NY 10008-0250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Merrill Lynch                   Beneficial             6.20%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette       Beneficial             5.82%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------

Growth Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Merrill Lynch                   Beneficial             60.71%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette       Beneficial             17.15%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette       Beneficial             15.92%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------

Growth & Income Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Donaldson Lufkin Jenrette       Beneficial             51.44%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------
Pamela J. Montenegro Cust       Beneficial             25.90%
FBO Vincent R. Montenegro
Under-NY UTMA until 21
5 Pawtucket Ct
Shoreham, NY 11786-2042
--------------------------------------------------------------------------------
AMVESCAP Natl TC Cust IRA       Beneficial             8.37%
R/O
Alyssa J. Pumphrey
2508 E 11th AVe Apt 307
Denver, CO 80206-3235
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
AMVESCAP Natl TC Cust Roth      Beneficial             7.33%
Christopher M. Jacquin
2441 Juniper Ct
Golden, CO 80401-8091
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Record                 6.96%
Attn: Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

Small Company Growth Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
American Enterprise             Beneficial             10.90%
Investment Svcs
FBO 205444091
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
Merrill Lynch                   Beneficial             10.21%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
A G Edwards & Sons, Inc. FBO    Beneficial             7.97%
David D. Ambrose & Amanda S.
Ambrose
A/C 0362-145465
1 N Jefferson Ave
Saint Louis, MO 63103-2287
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial             6.79%
Svcs
FBO 213201061
P.O. Box 9446
Minneapolis, MN 5540-9446
--------------------------------------------------------------------------------
Legg Mason Wood Walker Inc.     Beneficial             6.25%
489-70527-10
P.O. Box 1476
Baltimore, MD 21203-1476
--------------------------------------------------------------------------------
American Enterprise             Beneficial             5.68%
Investment Svcs
FBO 213181001
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
American Enterprise             Beneficial             5.10%
Investment Svcs
FBO 728363721
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
American Enterprise             Beneficial             5.05%
Investment Svcs
FBO 204615391
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------

Value Equity Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Dean Witter For The Benefit Of  Beneficial             39.07%
Alexander L. Gellman
P.O. Box 250
Church Street Station
New York, NY 10008-0450
--------------------------------------------------------------------------------
Salomon Smith Barney Inc.       Beneficial             16.83%
00184202138
333 West 34th Street, 3rd
Floor
New York, NY 10001-2483
--------------------------------------------------------------------------------
Salomon Smith Barney Inc.       Beneficial             16.73%
00184206176
333 West 34th Street, 3rd
Floor
New York, NY 10001-2483
--------------------------------------------------------------------------------
Painewebber For The Benefit Of  Beneficial             10.02%
UBS Painewebber CDN FBO
Johnny J. Grier
P.O. Box 3321
Weehawken, NJ 07086-8154
--------------------------------------------------------------------------------
American Enterprise             Beneficial             5.91%
Investment Svcs
FBO 204112111
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
Merrill Lynch                   Beneficial             5.42%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

Class C
-------

Basic Value Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------


Dynamics Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Growth Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Growth & Income Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Small Company Growth Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------


Value Equity Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Class K
-------

Dynamics Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Saxon & Co.                     Beneficial             92.68%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------


Growth Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Saxon & Co.                     Beneficial             96.36%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------

Growth & Income Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Great West Life & Annuity Co    Beneficial             25.48%
Attn: Mutual Fund Trading
(2T2)
8515 E. Orchard Rd.
Englewood, CO 80111-5037
--------------------------------------------------------------------------------
Circle Trust Co Cust            Beneficial             10.02%
Hazel Land Companies Inc.
401K Plan Bin # Hazel
Metro Center
1 Station Pl.
Stamford, CT 06902-6800
--------------------------------------------------------------------------------
The New England Life            Beneficial             9.40%
Insurance Co
Attn: Christy Wright
1 Mellon Ctr Rm 1510930
Pittsburgh, PA 15258-0001
--------------------------------------------------------------------------------
PFPC Brokerage Services         Beneficial             8.11%
FBO American Skandia
211 S. Gulph Rd.
Kng of Prussa, PA 19406-3101
--------------------------------------------------------------------------------
Circle Trust Company Cust       Beneficial             7.08%
GoldK Omnibus Account
Metro Center
1 Station Pl.
Stamford, CT 06902-6800
--------------------------------------------------------------------------------
Circle Trust Company Cust       Beneficial             6.01%
Grubbs Infiniti Ltd 401K PSP
Metro Center
1 Station Pl.
Stamford, CT 06902-6800
--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------


Value Equity Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

As of November 13, 2002, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). Under the Class A Plan, Class A shares of the Funds pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of a Fund.

CLASS B. The Company has adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B shares' Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of each Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of a Fund.

IDI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the financial intermediary immediately.

CLASS K. The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class K shares of each Fund and that provide continuing personal services to their customers who own such Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with IDI. Payments will be made by IDI to financial intermediaries who sell shares of a Fund and may be made to banks, savings and loan associations, and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment advisor will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

Since Basic Value Fund was not offered until July 31, 2002, no payments were made by that Fund for the periods shown below.

The Funds made payments to IDI under the Investor Class, Class A, Class B, Class C, and, if applicable, Class K Plans during the fiscal year or period ended July 31, 2002 in the following amounts:

                      INVESTOR
FUND                  CLASS         CLASS A    CLASS B    CLASS C    CLASS K
----
Dynamics              $13,988,320   $ 974(1)   $ 628(1)   $ 297,540  $175,421
Growth                $ 2,266,041   $  72(1)   $  57(1)   $  67,363  $ 11,129
Growth & Income       $   181,179   $  16(1)   $   2(1)   $  17,356  $    100
Small Company Growth  $ 2,929,624   $ 626(1)   $  67(1)   $  31,239  $200,641(2)
S&P 500 Index(3)      $   328,466      N/A        N/A         N/A        N/A
Value Equity          $   447,080   $ 101(1)   $ 512(1)   $  12,790  $      0(4)

(1) For the period April 1, 2002, commencement of operations, through July 31, 2002.

(2) For the period December 17, 2001, commencement of operations, through July 31, 2002.

(3) Classes A, B, C, and K shares are not offered.

(4) Class K shares had not commenced operations as of July 31, 2002.

In addition, as of the fiscal year or period ended July 31, 2002 the following additional distribution accruals had been incurred by the Funds and will be paid during the fiscal year ended July 31, 2003:

                      INVESTOR
FUND                  CLASS         CLASS A    CLASS B    CLASS C    CLASS K
----

Dynamics              $   826,404   $ 569(1)   $ 299(1)   $  16,806  $ 17,372
Growth                $   115,109   $  26(1)   $  31(1)   $   3,278  $  1,105
Growth & Income       $     9,896   $  13(1)   $   2(1)   $     978  $     21
Small Company Growth  $   180,292   $ 826(1)   $  57(1)   $   2,762  $ 26,085(2)
S&P 500 Index(3)      $    28,278     N/A        N/A            N/A       N/A
Value Equity          $    26,958   $  49(1)   $ 203(1)   $   1,047  $      0(4)

(1) For the period April 1, 2002, commencement of operations, through July 31, 2002.

(2) For the period December 17, 2001, commencement of operations, through July 31, 2002.

(3) Classes A, B, C, and K shares are not offered.

(4) Class K shares had not commenced operations as of July 31, 2002.

For the fiscal year or period ended July 31, 2002, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

                                                INVESTOR
FUND                                            CLASS       CLASS A    CLASS B    CLASS C    CLASS K
----                                            -----       -------    -------    -------    -------

DYNAMICS FUND
Advertising                                     $  333,354  $     0(1) $    0(1)  $      0   $      0
Sales literature, printing, and postage         $  689,659  $     0(1) $    0(1)  $      0   $      0
Public Relations/Promotion                      $1,088,256  $     0(1) $    0(1)  $      0   $      0
Compensation to securities dealers and
  other organizations                           $8,658,083  $   974(1) $  628(1)  $297,540   $175,421
Marketing personnel                             $3,218,968  $     0(1) $    0(1)  $      0   $      0

GROWTH FUND

Advertising                                     $   81,230  $     0(1) $    0(1)  $      0   $      0
Sales literature, printing, and postage         $  164,511  $     0(1) $    0(1)  $      0   $      0
Public Relations/Promotion                      $  241,483  $     0(1) $    0(1)  $      0   $      0
Compensation to securities dealers and
  other organizations                           $1,050,144  $    72(1) $   57(1)  $ 67,363   $ 11,129
Marketing personnel                             $  728,673  $     0(1) $    0(1)  $      0   $      0

GROWTH & INCOME FUND

Advertising                                     $    6,718  $     0(1) $    0(1)  $      0   $      0
Sales literature, printing, and postage         $   24,415  $     0(1) $    0(1)  $      0   $      0
Public Relations/Promotion                      $   21,277  $     0(1) $    0(1)  $      0   $      0
Compensation to securities dealers and
  other organizations                           $   65,270  $    16(1) $    2(1)  $ 17,356   $    100
Marketing personnel                             $   63,499  $     0(1) $    0(1)  $      0   $      0

SMALL COMPANY GROWTH FUND

Advertising                                     $   81,662  $     0(1) $    0(1)  $      0   $      0(2)
Sales literature, printing, and postage         $  166,994  $     0(1) $    0(1)  $      0   $      0(2)
Public Relations/Promotion                      $  253,824  $     0(1) $    0(1)  $      0   $      0(2)
Compensation to securities dealers and
  other organizations                           $1,679,102  $   626(1) $   67(1)  $ 31,239   $200,641(2)
Marketing personnel                             $  748,042  $     0(1) $    0(1)  $      0   $      0(2)

                                                INVESTOR
FUND                                            CLASS       CLASS A    CLASS B    CLASS C    CLASS K
----                                            -----       -------    -------    -------    -------
S&P 500 INDEX FUND(3)

Advertising                                     $   10,198  N/A        N/A        N/A        N/A
Sales literature, printing, and postage         $   33,407  N/A        N/A        N/A        N/A
Public Relations/Promotion                      $   34,932  N/A        N/A        N/A        N/A
Compensation to securities dealers and
  other organizations                           $  149,908  N/A        N/A        N/A        N/A
Marketing personnel                             $  100,021  N/A        N/A        N/A        N/A

VALUE EQUITY FUND

Advertising                                     $   12,402  $     0(1) $    0(1)  $     0    $     0(4)
Sales literature, printing, and postage         $   35,891  $     0(1) $    0(1)  $     0    $     0(4)
Public Relations/Promotion                      $   37,564  $     0(1) $    0(1)  $     0    $     0(4)
Compensation to securities dealers and
  other organizations                           $  251,218  $   101(1) $  512(1)  $12,790    $     0(4)
Marketing personnel                             $  110,005  $     0(1) $    0(1)  $     0    $     0(4)

(1) For the period April 1, 2002, commencement of operations, through July 31, 2002.

(2) For the period December 17, 2001, commencement of operations, through July 31, 2002.

(3) Class A, B, C, and K shares are not offered.

(4) Class K shares had not commenced operations as of July 31, 2002.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

    o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

SALES CHARGES

Class A shares of the Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                     Dealer
                                                                     Concession
                                         Investor's Sales Charge     ----------
                                         ------------------------    As a
                                         As a           As a         Percentage
                                         Percentage     Percentage   of the
                                         of the Public  of the Net   Public
   Amount of Investment in               Offering       Amount       Offering
   Single Transaction(1)                 Price          Invested     Price
   -------------------                   -----          --------     -----

   Less than                $   25,000   5.50%          5.82%        4.75%
   $ 25,000  but less than  $   50,000   5.25           5.54         4.50
   $ 50,000  but less than  $  100,000   4.75           4.99         4.00
   $100,000  but less than  $  250,000   3.75           3.90         3.00
   $250,000  but less than  $  500,000   3.00           3.09         2.50
   $500,000  but less than  $1,000,000   2.00           2.04         1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

IDI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with IDI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediary, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may pay sales commissions to financial intermediaries that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the dealer or institution immediately.

DEALER CONCESSIONS (CLASS A AND CLASS K ONLY)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. IDI may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A and Class K shares of the Funds as follows:

Non-Qualified Plans. IDI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Funds sold at net asset value of non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

Qualified Plans. IDI may pay financial intermediaries for Class A and Class K share purchases as follows:

    Class A -- Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $2 million and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

    Class A -- Option 2: No additional fee is paid to financial intermediaries, however, the trail commission will begin to accrue immediately.

    Class K -- Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 million and 0.45% of amounts in excess of $5 million. The trail commission will be paid out beginning in the 13th month.

    Class K -- Option 2: No additional fee is paid to financial intermediaries, however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined.

The term "purchaser" means:

   o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

   o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

          b. each transmittal is accompanied by a single check or wire transfer; and

          c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

   o a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
     Code) and 457 plans, if more than one beneficiary or participant is involved;

   o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified IDI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

   o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. IDI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Funds within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the transfer agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he/she must give written notice to IDI. If at any time before completing the LOI Program the purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHT OF ACCUMULATION (CLASS A ONLY). A "purchaser" as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in Class A shares of the Funds at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, IDI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Funds owned by such purchaser, calculated at the then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish IDI with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation, or acquisition of assets of a fund.

The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

   o INVESCO and its affiliates, or their clients;

   o Any current or retired officer, director, or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

   o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

   o Investment advisors or financial planners that place trades for their own accounts or the accounts of their clients and that charge a management, consulting, or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of a broker or agent;

   o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

   o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Investor Class, Class A, B, C, and K Prospectuses, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by a Fund when the account value falls below the minimum required account size of $250;

     o Investment account(s) of INVESCO; and

     o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Shares held more than eighteen months;

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o Private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

     o Shares acquired by exchange from Class A shares of a Fund unless the shares acquired are redeemed within eighteen months of the original purchase of Class A shares.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate IDI and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Funds or with INVESCO and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through IDI without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth herein under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

  Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of a Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Funds may be redeemed directly through IDI or through any dealer who has entered into an agreement with IDI. In addition to the Funds' obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with IDI must phone orders to the order desk of the Funds at 1-800-525-8085 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of each Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Funds in cash.

The right of redemption  may be suspended or the date of payment  postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Orders will be priced at a Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.


As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

DYNAMICS FUND
      Year Ended July 31, 2002                                 $17,031,628
      Year Ended July 31, 2001                                  19,275,011
      Year Ended July 31, 2000                                  18,686,661

GROWTH FUND
      Year Ended July 31, 2002                                 $ 5,184,276
      Year Ended July 31, 2001                                   7,442,153
      Year Ended July 31, 2000                                   5,842,917

GROWTH & Income Fund
      Year Ended July 31, 2002                                 $   173,190
      Year Ended July 31, 2001                                     908,177
      Year Ended July 31, 2000                                   1,327,163

SMALL COMPANY GROWTH FUND
      Year Ended July 31, 2002                                 $ 8,603,429
      Year Ended July 31, 2001                                   9,771,762
      Year Ended July 31, 2000                                  10,425,153

S&P 500 Index Fund
      Year Ended July 31, 2002                                 $    28,857
      Year Ended July 31, 2001                                      55,448
      Year Ended July 31, 2000                                      19,584

VALUE EQUITY FUND
      Year Ended July 31, 2002                                 $   685,048
      Year Ended July 31, 2001                                     738,897
      Year Ended July 31, 2000                                     359,240

For the fiscal years ended July 31, 2002, 2001, and 2000, brokers providing research services received $19,475,003, $21,166,951, and $20,286,630, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $8,859,832,952, $12,780,159,369, and $15,813,357,559, respectively. Commissions totaling $546,522, $967,415, and $369,835, respectively, were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended July 31, 2002, 2001, and 2000, respectively.

At July 31, 2002, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
         Fund                   Broker or Dealer          Value of Securities
                                                          at July 31, 2002
================================================================================

Dynamics              State Street Bank and Trust         $56,461,000
--------------------------------------------------------------------------------
                      AIG Funding Corporation             $50,000,000
--------------------------------------------------------------------------------
                      New Center asset Trust Ser 1        $50,000,000
--------------------------------------------------------------------------------
                      State Street Bank and Trust, Boston $50,000,000
--------------------------------------------------------------------------------
                      UBS Finance Incorporated            $50,000,000
--------------------------------------------------------------------------------
                      Lehman Brothers Holdings
                      Incorporated                        $25,155,422
--------------------------------------------------------------------------------
Growth                UBS Finance Incorporated            $25,000,000
--------------------------------------------------------------------------------
                      General Electric Company            $24,677,758
--------------------------------------------------------------------------------
                      New Center Asset Trust Ser 1        $20,000,000
--------------------------------------------------------------------------------
                      American International Group        $13,442,376
--------------------------------------------------------------------------------
                      Citigroup Incorporated              $10,552,388
--------------------------------------------------------------------------------
                      Citicorp                            $10,000,000
--------------------------------------------------------------------------------
                      State Street Bank and Trust         $ 5,491,000
--------------------------------------------------------------------------------
                      Goldman Sachs Group Incorporated    $ 5,208,280
--------------------------------------------------------------------------------
                      JP Morgan Chase & Company           $ 3,714,048
--------------------------------------------------------------------------------
Growth & Income       General Electric                    $ 2,649,899
--------------------------------------------------------------------------------
                      Lehman Brothers Holdings
                      Incorporated                        $   323,531
--------------------------------------------------------------------------------
                      Goldman Sachs Group Incorporated    $   138,985
--------------------------------------------------------------------------------
                      Merrill Lynch & Company             $   127,627
--------------------------------------------------------------------------------
Small Company Growth  American General Finance
                      Corporation                         $40,000,000
--------------------------------------------------------------------------------
                      State Street Bank and Trust, Boston $40,000,000
--------------------------------------------------------------------------------
                      State Street Bank and Trust         $10,689,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         Fund                   Broker or Dealer          Value of Securities
                                                          at July 31, 2002
================================================================================
S&P 500 Index         General Electric Company            $ 4,995,733
--------------------------------------------------------------------------------
                      State Street Bank and Trust         $ 3,741,000
--------------------------------------------------------------------------------
                      Citigroup Incorporated              $ 2,693,530
--------------------------------------------------------------------------------
                      American International Group        $ 2,609,150
--------------------------------------------------------------------------------
                      JP Morgan Chase & Company           $   776,331
--------------------------------------------------------------------------------
                      American Express Company            $   730,411
--------------------------------------------------------------------------------
                      Morgan Stanley Dean Witter &
                      Company                             $   693,132
--------------------------------------------------------------------------------
                      Goldman Sachs Group Incorporated    $   541,310
--------------------------------------------------------------------------------
                      Merrill Lynch & Company             $   479,065
--------------------------------------------------------------------------------
                      Household International
                      Incorporated                        $   305,176
--------------------------------------------------------------------------------
                      State Street Corporation            $   217,260
--------------------------------------------------------------------------------
                      Lehman Brothers Holdings
                      Incorporated                        $   215,498
--------------------------------------------------------------------------------
Value Equity          State Street Bank & Trust           $ 9,795,000
--------------------------------------------------------------------------------
                      Citigroup Incorporated              $ 4,065,920
--------------------------------------------------------------------------------
                      General Electric Company            $ 3,864,000
--------------------------------------------------------------------------------
                      Merrill Lynch & Company             $ 3,001,730
--------------------------------------------------------------------------------
                      Lehman Brothers Holdings
                      Incorporated                        $ 2,489,569
--------------------------------------------------------------------------------
                      Goldman Sachs Group Incorporated    $ 1,923,845
--------------------------------------------------------------------------------
                      JP Morgan Chase & Company           $ 1,467,648
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

Capital Stock

The Company is authorized to issue up to ten billion shares of common stock with a par value of $0.01 per share. As of October 31, 2002, the following shares of each Fund were outstanding:

      Basic Value Fund - Class A                        102,520
      Basic Value Fund - Class B                              0
      Basic Value Fund - Class C                              0
      Dynamics Fund - Investor Class                338,698,672
      Dynamics Fund - Institutional Class             2,567,636
      Dynamics Fund - Class A                           375,023
      Dynamics Fund - Class B                            56,467
      Dynamics Fund - Class C                         1,623,882
      Dynamics Fund - Class K                         3,957,336

      Growth Fund -  Investor Class                 309,759,263
      Growth Fund - Class A                              91,283
      Growth Fund - Class B                              18,456
      Growth Fund - Class C                           2,072,918
      Growth Fund - Class K                           2,002,615
      Growth & Income Fund - Investor Class           7,288,318
      Growth & Income Fund - Class A                     11,202
      Growth & Income Fund - Class B                      1,667
      Growth & Income Fund - Class C                    169,061
      Growth & Income Fund - Class K                     13,730
      Small Company Growth Fund - Investor Class     94,156,162
      Small Company Growth Fund - Class A               291,658
      Small Company Growth Fund - Class B                21,260
      Small Company Growth Fund - Class C               754,403
      Small Company Growth Fund - Class K             8,056,067
      S&P 500 Index Fund - Investor Class            14,378,476
      S&P 500 Index Fund - Institutional Class           37,628
      Value Equity Fund - Investor Class              6,509,672
      Value Equity Fund - Class A                        12,342
      Value Equity Fund - Class B                        15,084
      Value Equity Fund - Class C                        75,852
      Value Equity Fund - Class K                             0

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class A, B, C, and K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, regardless of whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in a Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt interest dividends that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification, for income tax purposes, as a regulated investment company under the Internal Revenue Code of 1986, as amended, does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on redemptions of a Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance is not provided for Basic Value Fund since that Fund was not offered until July 31, 2002. Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended July 31, 2002 was:

                                                                          10 YEAR OR
FUND AND CLASS                              1 YEAR       5 YEAR        SINCE INCEPTION
--------------                              ------       ------        ---------------

INVESTOR CLASS
--------------
Dynamics Fund
  Return Before Taxes                      (37.17%)       (1.44%)          9.35%
  After Taxes on Distributions             (37.19%)       (3.09%)          6.63%
  After Taxes on Distributions
    and Sale of Fund Shares                (22.61%)       (1.52%)          6.69%
Growth Fund
  Return Before Taxes                      (46.28%)      (13.42%)          0.88%
  After Taxes on Distributions             (46.38%)      (16.83%)         (2.95%)
  After Taxes on Distributions
    and Sale of Fund Shares                (28.00%)       (9.20%)          0.75%
Growth & Income Fund
  Return Before Taxes                      (38.37%)          N/A          (7.10%)(1)
  After Taxes on Distributions             (38.51%)          N/A          (8.52%)(1)
  After Taxes on Distributions
    and Sale of Fund Shares                (23.14%)          N/A          (5.59%)(1)
Small Company Growth Fund
  Return Before Taxes                      (34.09%)        0.55%          10.18%
  After Taxes on Distributions             (34.09%)       (3.33%)          7.04%
  After Taxes on Distributions
    and Sale of Fund Shares                (20.76%)       (0.99%)          7.27%
S&P 500 Index Fund
  Return Before Taxes                      (24.33%)          N/A           0.45%(2)
  After Taxes on Distributions             (24.58%)          N/A           0.00%(2)
  After Taxes on Distributions
    and Sale of Fund Shares                (14.80%)          N/A           0.25%(2)
Value Equity Fund
  Return Before Taxes                      (20.28%)       (2.39%)          7.30%
  After Taxes on Distributions             (21.00%)       (4.41%)          5.28%
  After Taxes on Distributions
    and Sale of Fund Shares                (11.69%)       (1.80%)          5.67%

INSTITUTIONAL CLASS
-------------------
Dynamics Fund
  Return Before Taxes                      (36.95%)          N/A          (30.53%)(3)
  After Taxes on Distributions             (36.97%)          N/A          (30.56%)(3)
  After Taxes on Distributions
    and Sale of Fund Shares                (22.47%)          N/A          (23.22%)(3)
S&P 500 Index Fund
  Return Before Taxes                      (24.50%)          N/A           0.27%(2)
  After Taxes on Distributions             (25.03%)          N/A          (0.44%)(2)
  After Taxes on Distributions
    and Sale of Fund Shares                (14.89)%          N/A           0.01%(2)

CLASS A - (INCLUDING FRONT-END SALES CHARGE)
--------------------------------------------
Dynamics Fund
  Return Before Taxes                          N/A           N/A          (33.11%)(4)
  After Taxes on Distributions                 N/A           N/A          (33.11%)(4)
  After Taxes on Distributions
    and Sale of Fund Shares                    N/A           N/A          (20.16%)(4)

                                                                          10 YEAR OR
FUND AND CLASS                              1 YEAR       5 YEAR        SINCE INCEPTION
--------------                              ------       ------        ---------------
Growth Fund
  Return Before Taxes                          N/A           N/A          (33.87%)(4)
  After Taxes on Distributions                 N/A           N/A          (33.87%)(4)
  After Taxes on Distributions
    and Sale of Fund Shares                    N/A           N/A          (20.57%)(4)
Growth & Income Fund
  Return Before Taxes                          N/A           N/A          (31.19%)(4)
  After Taxes on Distributions                 N/A           N/A          (31.19%)(4)
  After Taxes on Distributions
    and Sale of Fund Shares                    N/A           N/A          (18.98%)(4)
Small Company Growth Fund
  Return Before Taxes                          N/A           N/A          (29.33%)(4)
  After Taxes on Distributions                 N/A           N/A          (29.33%)(4)
  After Taxes on Distributions
    and Sale of Fund Shares                    N/A           N/A          (17.88%)(4)
Value Equity Fund
  Return Before Taxes                          N/A           N/A          (23.91%)(4)
  After Taxes on Distributions                 N/A           N/A          (24.23%)(4)
  After Taxes on Distributions
    and Sale of Fund Shares                    N/A           N/A          (14.54%)(4)

CLASS B - (INCLUDING CDSC)
--------------------------
Dynamics Fund
  Return Before Taxes                          N/A           N/A          (34.54%)(4)
  After Taxes on Distributions                 N/A           N/A          (34.54%)(4)
  After Taxes on Distributions
    and Sale of Fund Shares                    N/A           N/A          (21.04%)(4)
Growth Fund
  Return Before Taxes                          N/A           N/A          (35.34%)(4)
  After Taxes on Distributions                 N/A           N/A          (35.34%)(4)
  After Taxes on Distributions
    and Sale of Fund Shares                    N/A           N/A          (21.52%)(4)
Growth & Income Fund
  Return Before Taxes                          N/A           N/A          (32.40%)(4)
  After Taxes on Distributions                 N/A           N/A          (32.40%)(4)
  After Taxes on Distributions
    and Sale of Fund Shares                    N/A           N/A          (19.73%)(4)
Small Company Growth Fund
  Return Before Taxes                          N/A           N/A          (30.24%)(4)
  After Taxes on Distributions                 N/A           N/A          (30.24%)(4)
  After Taxes on Distributions
    and Sale of Fund Shares                    N/A           N/A          (18.42%)(4)
Value Equity Fund
  Return Before Taxes                          N/A           N/A          (24.21%)(4)
  After Taxes on Distributions                 N/A           N/A          (24.48%)(4)
  After Taxes on Distributions
    and Sale of Fund Shares                    N/A           N/A          (14.73%)(4)

CLASS C - (INCLUDING CDSC)
--------------------------

Dynamics Fund
  Return Before Taxes                       (38.76%)         N/A          (32.75%)(5)
  After Taxes on Distributions              (38.78%)         N/A          (32.78%)(5)
  After Taxes on Distributions
    and Sale of Fund Shares                 (23.58%)         N/A          (24.45%)(5)
Growth Fund
  Return Before Taxes                       (48.07%)         N/A          (44.55%)(5)
  After Taxes on Distributions              (48.17%)         N/A          (45.62%)(5)
  After Taxes on Distributions
    and Sale of Fund Shares                 (29.09%)         N/A          (31.21%)(5)

                                                                             10 YEAR OR
FUND AND CLASS                              1 YEAR       5 YEAR        SINCE INCEPTION
--------------                              ------       ------        ---------------
Growth & Income Fund
  Return Before Taxes                       (39.83%)         N/A          (34.20%)(5)
  After Taxes on Distributions              (39.97%)         N/A          (34.73%)(5)
  After Taxes on Distributions
    and Sale of Fund Shares                 (24.02%)         N/A          (25.36%)(5)
Small Company Growth Fund
  Return Before Taxes                       (36.57%)         N/A          (29.96%)(5)
  After Taxes on Distributions              (36.57%)         N/A          (30.59%)(5)
  After Taxes on Distributions
    and Sale of Fund Shares                 (22.27%)         N/A          (22.66%)(5)
Value Equity Fund
  Return Before Taxes                       (21.98%)         N/A           (8.76%)(5)
  After Taxes on Distributions              (22.52%)         N/A          (10.34%)(5)
  After Taxes on Distributions
    and Sale of Fund Shares                 (12.72%)         N/A           (6.68%)(5)

CLASS K
-------
Dynamics Fund
  Return Before Taxes                       (37.32%)         N/A          (35.72%)(6)
  After Taxes on Distributions              (37.33%)         N/A          (35.74%)(6)
  After Taxes on Distributions
    and Sale of Fund Shares                 (22.70%)         N/A          (27.65%)(6)
Growth Fund
  Return Before Taxes                       (50.02%)         N/A          (53.44%)(6)
  After Taxes on Distributions              (50.12%)         N/A          (53.49%)(6)
  After Taxes on Distributions
    and Sale of Fund Shares                 (30.27%)         N/A          (40.21%)(6)
Growth & Income Fund
  Return Before Taxes                       (38.57%)         N/A          (41.27%)(6)
  After Taxes on Distributions              (38.71%)         N/A          (41.35%)(6)
  After Taxes on Distributions
    and Sale of Fund Shares                 (23.26%)         N/A          (31.67%)(6)
Small Company Growth Fund
  Return Before Taxes                          N/A           N/A          (28.32%)(7)
  After Taxes on Distributions                 N/A           N/A          (28.32%)(7)
  After Taxes on Distributions
    and Sale of Fund Shares                    N/A           N/A          (17.24%)(7)
Value Equity Fund(8)                           N/A           N/A              N/A

(1) Since inception July 1, 1998.

(2) Since inception December 23, 1997.

(3) Since inception May 23, 2000.

(4) Since  inception  April  1,  2002.   Since  inception   performance  is  not
    annualized.

(5) Since inception February 15, 2000.

(6) Since inception December 1, 2000.

(7) Since inception December 17, 2001. Since inception performance is not annualized.

(8) Class K had not commenced operations as of July 31, 2002.

Average annual total return before taxes was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                            n
                                    P(1 + T) = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                                      n
                              P(1 + T) =ATV
                                           D

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
            ATV
               D = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

After taxes on distributions and redemption:

                                      n
                              P(1 + T) =ATV
                                           DR

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions and redemption) n = number of years
            ATV
               DR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                                Lipper Mutual
Fund                                            Fund Category
----                                            -------------
Basic Value Fund                                Mid-Cap Value Funds
Dynamics Fund                                   Multi-Cap Growth Funds
Growth Fund                                     Large-Cap Growth Funds
Growth & Income Fund                            Large-Cap Core Funds
Small Company Growth Fund                       Small-Cap Growth Funds
S&P 500 Index Fund                              S&P 500 Funds
Value Equity Fund                               Multi-Cap Growth Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUNDS MAGAZINE
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME
U.S. NEWS AND WORLD REPORT
USA TODAY
WASHINGTON POST
WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Dynamics, Growth, Growth & Income, Small Company Growth, S&P 500 Index and Value Equity Funds for the fiscal year ended July 31, 2001 and the period ended January 31, 2002 are incorporated herein by reference from INVESCO Stock Funds, Inc.'s Annual Report to Shareholders dated July 31, 2001 and Semi-annual Report to Shareholders dated January 31, 2002.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                       STATEMENT OF ADDITIONAL INFORMATION


                            INVESCO STOCK FUNDS, INC.

          INVESCO Endeavor Fund - Investor Class, Class A, B, C, and K


Address:                                        Mailing Address:
4350 South Monaco Street, Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:
                           In continental U.S., call:
                                 1-800-525-8085

                                November 30, 2002
--------------------------------------------------------------------------------

A Prospectus for the Investor Class and Class A, B, C, and K shares of INVESCO Endeavor Fund, dated November 30, 2002 provides the basic information you should know before investing in the Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Fund's Prospectus; in other words, this SAI is legally part of the Fund's Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus.

You may obtain, without charge, the current Prospectus, SAI, and annual and semiannual reports of the Fund by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The
Prospectus, annual report, and semiannual report of the Investor Class, Class A, B, C, and K shares of the Fund are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company..........................................................222

Investments, Policies, and Risks.....................................222

Investment Restrictions..............................................242

Management of the Fund...............................................244

Other Service Providers..............................................271

Brokerage Allocation and Other Practices.............................271

Capital Stock........................................................273

Tax Consequences of Owning Shares of the Fund........................274

Performance..........................................................276

Code of Ethics.......................................................279

Financial Statements.................................................279

Appendix A...........................................................280

THE COMPANY

INVESCO Stock Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Dynamics Fund, Inc. on April 2, 1993. On June 26, 1997, the Company changed its name to INVESCO Capital Appreciation Funds, Inc. On August 28, 1998, the Company changed its name to INVESCO Equity Funds, Inc. and designated a third series of shares of common stock of the Company as the INVESCO Endeavor Fund. On October 29, 1998 the Company changed its name to INVESCO Stock Funds, Inc.

The Company is an open-end, diversified, management investment company currently consisting of nine portfolios of investments: INVESCO Basic Value Fund - Class A, B, and C; INVESCO Dynamics Fund - Investor Class, Institutional Class, Class A, B, C, and K; INVESCO Endeavor Fund - Investor Class, Class A, B, C, and K; INVESCO Growth Fund - Investor Class, Class A, B, C, and K; INVESCO Growth & Income Fund - Investor Class, Class A, B, C, and K; INVESCO Small Company Growth Fund - Investor Class; Class A, B, C, and K; INVESCO S&P 500 Index Fund - Investor Class and Institutional Class; and INVESCO Value Equity Fund - Investor Class, Class A, B, C, and K (each a "Fund" and collectively, the "Funds"). This SAI pertains to INVESCO Endeavor Fund only. The remaining Funds have separate SAIs.

A combined Prospectus/Proxy Statement, dated November 7, 2002, has been furnished to shareholders of INVESCO Endeavor Fund to solicit proxies relating to the proposed reorganization of that Fund into INVESCO Dynamics Fund ("Dynamics Fund"). Both INVESCO Endeavor Fund and Dynamics Fund are series of INVESCO Stock Funds, Inc. Shareholders of record as of October 23, 2002 are entitled to vote on the proposal. If approved, each INVESCO Endeavor Fund shareholder would receive Dynamics Fund shares of the same class as, and equal in value to, the shareholder's shares of INVESCO Endeavor Fund on the effective date of the reorganization. The proposed reorganization will be voted upon at a special meeting of INVESCO Endeavor Fund shareholders on January 16, 2003 and any adjournments thereof. If approved, the reorganization is scheduled to take place on January 24, 2003.

For more information relating ot the proposed reorganization of INVESCO Endeavor Fund into Dynamics Fund, please contact INVESCO Distributors, Inc. by calling toll free 1-800-525-8085, or by writing to P.O. Box 173706, Denver, Colorado 80217-3706 to request a copy of the Prospectus/Proxy Statement.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Fund are discussed in the Prospectus of the Fund. The Fund also may invest in the following securities and engage in the following practices.

ADRS AND EDRS -- American Depository Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. EDRs are similar to ADRs, except that they are typically issued by European banks or trust companies.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Fund's investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which the Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although the Fund may invest in debt securities assigned lower-grade ratings by S&P or Moody's, at the time of purchase, the Fund is not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least B by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's, or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Fund may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. The Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund's credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Fund may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Fund, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Fund seeks when it invests in stocks and similar instruments.

Instead, the Fund seeks to invest in stocks that will increase in market value and may be sold for more than the Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Fund or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by the Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Fund also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

SECTOR RISK -- Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business, or other developments which generally affect that sector.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of the Fund. Generally, the Fund's foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's Prospectus or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of the Fund. If the advisor employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Fund is authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(5) As described below, the Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Fund's ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time the Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of the Fund's fixed-income portfolio. If the advisor and/or sub-advisor wishes to shorten the duration of the Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of the Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. The Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

The Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers, and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's and/or sub-advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Fund may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. The Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Fund's options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Fund is authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRS -- Holding Company Depository Receipts, or HOLDRs, are trust-issued receipts that represent the Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that the Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. The Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that the Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INITIAL PUBLIC OFFERINGS ("IPOS") -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund for as long as it has a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving business and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT COMPANY SECURITIES -- To manage its daily cash positions, the Fund may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates (pursuant to an exemptive order dated May 12, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Fund also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the 1940 Act as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETFs shares are sold and redeemed at the net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and the Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related, and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although  the  market  for such  securities  is  becoming  increasingly  liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL  BANKS,  SAVINGS AND LOAN  INSTITUTIONS,  PRIVATE MORTGAGE  INSURANCE
COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and
the  actual  prepayment   experience  on  the  underlying  assets.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with their investment objectives and policies, the Fund may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements ("REPOs') on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Fund may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Fund uses REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- The Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable the Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by the Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- The Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. The Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. The Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. The Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO  provides  the  following  services in  connection  with the  securities lending  activities of the Fund:  (a) oversees  participation  in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Fund has obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Fund may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS -- The Fund may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- The Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when INVESCO and the applicable sub-advisors are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Fund normally buys and sells securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an agreed-upon time in the future. The Fund may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.  No payment  or  delivery  is made by the Fund  until it  receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect the Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security. The Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5. issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, the Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

The following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth the preceding sentence.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc.
      INVESCO Global & International Funds, Inc.
        (formerly, INVESCO International Funds, Inc.)
      INVESCO Manager Series Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of September 30, 2002, INVESCO managed 49 mutual funds having combined assets of over $17.9 billion, on behalf of 3,801,795 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $323.6 billion in assets under management as of September 30, 2002.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) (ANTC), a wholly owned subsidiary of IRI maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO Institutional (N.A.) Inc., New York, is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions, and private individuals. INVESCO Institutional further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Fund under an Investment Advisory Agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of the Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage the Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Fund, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Fund, consistent with
     (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Fund the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

   o determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to the Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Fund:

   o administrative;

   o internal accounting (including computation of net asset value);

   o clerical and statistical;

   o secretarial;

   o all other services necessary or incidental to the administration of the affairs of the Fund;

   o supplying the Company with officers, clerical staff, and other employees;

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

   o conducting periodic compliance reviews of the Fund's operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Fund);

   o supplying basic telephone service and other utilities; and

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Fund under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Fund. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from the Fund. The fee is calculated at the annual rate of:

   o 0.75% on the first $500 million of the Fund's average net assets;

   o 0.65% on the next $500 million of the Fund's average net assets;

   o 0.55% of the Fund's average net assets from $1 billion;

   o 0.45% of the Fund's average net assets from $2 billion;

   o 0.40% of the Fund's average net assets from $4 billion;

   o 0.375% of the Fund's average net assets from $6 billion; and

   o 0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Fund paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Fund's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                    Advisory      Total Expense    Total Expense
                                    Fee Dollars   Reimbursements   Limitations
                                    -----------   --------------   -----------

INVESTOR CLASS
--------------

Year Ended July 31, 2002             $   830,341   $   1,181,839     1.50%
Year Ended July 31, 2001               2,183,595   $     654,006     1.50%
Year Ended July 31, 2000               2,159,491               0     1.50%

CLASS A
-------

Period Ended July 31, 2002(1)        $       233   $           0     1.85%(2)


CLASS B
-------

Period Ended July 31, 2002(1)        $         3   $         248     2.50%(3)


CLASS C
-------

Year Ended July 31, 2001             $    12,824   $      35,071     2.25%
Year Ended July 31, 2001                  27,403           7,912     2.25%
Period Ended July 31, 2000(4)              3,950               0     2.25%


CLASS K
-------

Year Ended July 31, 2002             $         7   $       2,768     1.70%
Period Ended July 31, 2001(5)                  4              13     1.70%

(1) For the period April 1, 2002, commencement of operations, through July 31, 2002.

(2) Effective August 1, 2002, the Total Expense Limitation was changed to 1.60%

(3) Effective August 1, 2002, the Total Expense Limitation was changed to 2.25%

(4) For the period February 15, 2000, commencement of operations, through July 31, 2000.

(5) For the period December 1, 2000, commencement of operations, through July 31, 2001.

BOARD APPROVAL OF ADVISORY AGREEMENT

In approving the Advisory Agreement, the board primarily considered, with respect to the Fund, the nature, quality, and extent of the services provided under the Agreement and the overall fairness of the Agreement. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things (1) the overall performance results of the Fund in comparison to relevant indices; (2) a summary for the Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The board also considered INVESCO's resources and responsiveness with respect to Fund's performance difficulties and discussed the efforts being made to improve the performance records of the Fund. The board also considered the advantages to the Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Fund's trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Fund and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Fund. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Fund. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Fund were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to the Fund, the board reviewed specific data as to INVESCO's profit or loss on the Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Fund's independent auditors review INVESCO's methodology for appropriateness. The board concluded that approval of the Agreement was in the best interest of the Fund's shareholders. These matters were considered by the directors who are not affiliated with INVESCO (the "Independent Directors") working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Fund pursuant to a master Administrative Services Agreement dated June 1, 2000, as amended November 30, 2002 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Fund:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Fund; and

   o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, the Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of the Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Fund pursuant to a master Transfer Agency Agreement dated June 1, 2000, as amended November 30, 2002 with the Company.

The Transfer Agency Agreement provides that the Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in the Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Fund paid the following fees to INVESCO (in some instances, prior to the voluntary absorption of certain Fund expenses by INVESCO and the sub-advisor, where applicable). To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through July 31, 2004 at the following rates: 2.10% of total expenses of Class A shares, 2.75% of total expenses of each of Class B and Class C shares, and 2.20% of total expenses of Class K shares. INVESCO is entitled to reimbursement by a class if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The fees are allocated daily to each class based on the relative proportion of net assets represented by such class.

                                                Administrative      Transfer
                                  Advisory         Services         Agency
                                  --------         --------         ------

INVESTOR CLASS
--------------

Year Ended July 31, 2002          $  830,341     $  59,664          $1,228,065
Year Ended July 31, 2001           2,183,595       140,880           1,383,718
Year Ended July 31, 2000           2,159,491       139,556             760,730


CLASS A
-------

Period Ended July 31, 2002(1)     $      233     $      18          $       15


CLASS B
-------

Period Ended July 31, 2002(1)     $        3     $       0          $       11


CLASS C
-------

Year Ended July 31, 2002          $   12,824     $     922          $  29,877
Year Ended July 31, 2001              27,403         1,781             18,491
Period Ended July 31, 2000(2)          3,950           251              1,013


CLASS K
-------

Year Ended July 31, 2002          $        7     $        0          $     197
Period Ended July 31, 2001(3)              4              0                 15

(1) For the period April 1, 2002, commencement of operations, through July 31, 2002.

(2) For the period February 15, 2000, commencement of operations, through July 31, 2000.

(3) For the period December 1, 2000, commencement of operations, through July 31, 2001.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Fund's general investment policies and programs are carried out and that the Fund is properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Fund. The officers of the Company receive no direct compensation from the Company or the Fund for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Fund. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the directors who are "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act (the "Interested Directors"). For the Interested Directors, information about their principal occupations and other directorships reflects their affiliations with INVESCO and its affiliated companies.

Independent Directors

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
Fred A. Deering                  Vice Chairman of the  Formerly, Chairman of the        49
(3),(4),(8),(9),(10)             Board                 Executive Committee and
1551 Larimer Street, #1701                             Chairman of the Board of
Denver, Colorado                                       Security Life of Denver
Age:  74                                               Insurance Company; and
                                                       Director of ING American
                                                       Holdings Company and First ING
                                                       Life Insurance Company of New
                                                       York. Formerly, Trustee of
                                                       INVESCO Global Health Sciences
                                                       Fund.

Victor L. Andrews, Ph.D.         Director              Professor Emeritus, Chairman     49            Director of The Sheffield
(5),(7),(11),(12)                                      Emeritus and Chairman and CFO                  Funds, Inc.
34 Seawatch Drive                                      of the Roundtable of the
Savannah, Georgia                                      Department of Finance of
Age:  72                                               Georgia State University; and
                                                       President, Andrews Financial
                                                       Associates, Inc. (consulting
                                                       firm). Formerly, member of the
                                                       faculties of the Harvard
                                                       Business School and the Sloan
                                                       School of Management of MIT.

Bob R. Baker                     Director              Consultant (2000 to present).    49
(4),(5),(6),10),(11),(12)                              Formerly, President and
37 Castle Pines Dr. N.                                 Chief Executive Officer
Castle Rock, Colorado                                  (1989 to 2000) of AMC Cancer
Age:  66                                               Research Center, Denver,
                                                       Colorado; until mid-December
                                                       1988, Vice Chairman of the
                                                       Board of First Columbia
                                                       Financial Corporation,
                                                       Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                       Chief Executive Officer of
                                                       First Columbia Financial
                                                       Corporation.

Lawrence H. Budner               Director              Trust Consultant. Formerly,      49
(3),(6),(11),(12)                                      Senior Vice President and
7608 Glen Albens Circle                                Senior Trust Officer of
Dallas, Texas                                          InterFirst Bank, Dallas, Texas.
Age:  72

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
James T. Bunch(5),(6),(10)       Director              Principal and Founder of         49
3600 Republic Plaza              (since 2000)          Green, Manning & Bunch
370 Seventeenth Street                                 Ltd., Denver, Colorado
Denver, Colorado                                       (1988 to present); Director and
Age:  60                                               Secretary of Green, Manning &
                                                       Bunch Securities, Inc. since
                                                       September 1993; and Director
                                                       and Vice President of Western
                                                       Golf Association and Evans
                                                       Scholars Foundation.
                                                       Formerly, General Counsel and
                                                       Director of Boettcher & Co.,
                                                       Denver, Colorado; and
                                                       formerly, Chairman and Managing
                                                       Partner of Davis, Graham &
                                                       Stubbs, Denver, Colorado.

Gerald J. Lewis(3),(7),(8)       Director              Chairman of Lawsuit Reso-        49            Director of General
701 "B" Street                   (since 2000)          lution Services, San Diego,                    Chemical Group,
Suite 2100                                             California (1987 to present).                  Inc., Hampdon, New
San Diego, California                                  Formerly, Associate Justice of                 Hampshire (1996 to
Age:  69                                               the California Court of                        present). Director
                                                       Appeals; and Of Counsel,                       of Wheelabrator
                                                       Latham & Watkins, San Diego,                   Technologies, Inc.,
                                                       California (1987 to 1997).                     Fisher Scientific,
                                                                                                      Inc., Henley
                                                                                                      Manufacturing, Inc.,
                                                                                                      and California
                                                                                                      Coastal Properties,
                                                                                                      Inc.

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
John W. McIntyre                 Director              Retired. Trustee of Gables       49
(3),(4),(6),(8)                                        Residential Trust; Trustee and
7 Piedmont Center                                      Chairman of the J.M. Tull
Suite 100                                              Charitable Foundation;
Atlanta, Georgia                                       Director of Kaiser Foundation
Age:  72                                               Health Plans of Georgia, Inc.
                                                       Formerly, Vice Chairman of
                                                       the Board of Directors
                                                       of The Citizens and
                                                       Southern Corporation
                                                       and Chairman of the Board
                                                       and Chief Executive
                                                       Officer of The Citizens
                                                       and Southern Georgia
                                                       Corp. and The Citizens
                                                       and Southern National
                                                       Bank; formerly, Trustee
                                                       of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                       of Employee's Retirement
                                                       System of GA, Emory
                                                       University.

Larry Soll, Ph.D.                Director              Retired. Formerly, Chairman      49            Director of Synergen
(5),(7),(10),(11),(12)           (since 1997)          of the Board (1987 to 1994),                   since incorporation
2358 Sunshine Canyon Drive                             Chief Executive Officer (1982                  in 1982; Director of Isis
Boulder, Colorado                                      to 1989 and 1993 to 1994) and                  Pharmaceuticals, Inc.
Age:  60                                               President (1982 to 1989) of
                                                       Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                       Health Sciences Fund.

Interested Directors and Officers.

Messrs. Cunningham and Williamson are Interested Directors by virtue of the fact that they are officers of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.


Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director

Mark H. Williamson (4),(12)      President (1998 to    Chief Executive Officer,         49            Chairman of the Board
4350 South Monaco Street         present), Chief       Managed Products Division,                     of INVESCO Funds
Denver, Colorado                 Executive Officer     AMVESCAP PLC (2001 to                          Group, Inc. and
Age:  51                         (1998 to present)     present); Chief Executive                      INVESCO Distributors,
                                 and Chairman of the   Officer of INVESCO Funds                       Inc.
                                 Board (since 1999)    Group, Inc.; and Chief
                                                       Executive Officer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       President of INVESCO Funds
                                                       Group, Inc.; formerly,
                                                       President of INVESCO
                                                       Distributors, Inc.; formerly,
                                                       Chief Operating Officer and
                                                       Chairman of the Board of
                                                       INVESCO Global Health Sciences
                                                       Fund; formerly, Chairman and
                                                       Chief Executive Officer of
                                                       NationsBanc Advisors, Inc.;
                                                       and formerly, Chairman of
                                                       NationsBanc Investments, Inc.

Raymond R. Cunningham            Vice President and    President and Chief Operating    49            Director of INVESCO
4350 South Monaco Street         Director (since 2001) Officer of INVESCO Funds                       Funds Group, Inc.
Denver, Colorado                                       Group, Inc.; President of                      and INVESCO Distributors,
Age:  51                                               INVESCO Distributors, Inc.                     Inc.
                                                       Formerly, Senior Vice
                                                       President of INVESCO Funds
                                                       Group, Inc.; and Senior Vice
                                                       President of GT Global -
                                                       North America (1992-1998).

Glen A. Payne                    Secretary             Senior Vice President,
4350 South Monaco Street                               General Counsel and Secretary
Denver, Colorado                                       of INVESCO Funds Group, Inc.;
Age:  55                                               Senior Vice President,
                                                       Secretary and General Counsel
                                                       of INVESCO Distributors, Inc.
                                                       Formerly, Secretary of INVESCO
                                                       Global Health Sciences Fund;
                                                       General Counsel of INVESCO
                                                       Trust Company (1989 to 1998);
                                                       and employee of a U.S. regula-
                                                       tory agency, Washington, D.C.
                                                       (1973 to 1989).

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
Ronald L. Grooms                 Chief Accounting      Senior Vice President and                      Director of INVESCO
4350 South Monaco Street         Officer, Chief        Treasurer of INVESCO Funds                     Funds Group, Inc. and
Denver, Colorado                 Financial Officer     Group, Inc.; and Senior Vice                   INVESCO Distributors,
Age:  56                         and Treasurer         President and Treasurer of                     Inc.
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Treasurer and
                                                       Principal Financial and
                                                       Accounting Officer of INVESCO
                                                       Global Health Sciences Fund;
                                                       and Senior Vice President and
                                                       Treasurer of INVESCO Trust
                                                       Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                      Director of INVESCO
4350 South Monaco Street                               Assistant Secretary of                         Funds Group, Inc. and
Denver, Colorado                                       INVESCO Funds Group, Inc.; and                 INVESCO Distributors,
Age:  46                                               Senior Vice President and                      Inc.
                                                       Assistant Secretary of
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Trust Officer of
                                                       INVESCO Trust Company (1995
                                                       to 1998).

Pamela J. Piro                   Assistant Treasurer   Vice President and Assistant
4350 South Monaco Street                               Treasurer of INVESCO Funds
Denver, Colorado                                       Group, Inc.; and Assistant
Age:  42                                               Treasurer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       Assistant Vice President (1996
                                                       to 1997).

Tane' T. Tyler                  Assistant Secretary    Vice President and Assistant
4350 South Monaco Street         (since 2002)          General Counsel of INVESCO
Denver, Colorado                                       Funds Group, Inc.
Age:  37

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3)  Member of the audit committee of the Company.

(4) Member of the executive and valuation committees of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5)  Member of the investments and management liaison committee of the Company.

(6)  Member of the brokerage committee of the Company.

(7)  Member of the derivatives committee of the Company.

(8)  Member of the legal committee of the Company.

(9)  Member of the insurance committee of the Company.

(10) Member of the nominating committee of the Company.

(11) Member of the compensation committee of the Company.

(12) Member of the retirement plan committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended July 31, 2002.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review investment, legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 3 meetings during the fiscal year ended July 31, 2002.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 3 meetings during the fiscal year ended July 31, 2002.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 3 meetings during the fiscal year ended July 31, 2002.

The Company has a valuation committee, a legal committee, an insurance committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, insurance, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended July 31, 2002, the legal committee met 3 times, the compensation committee met 1 time, and the valuation, insurance, and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended July 31, 2002, the nominating committee met 1 time.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Complex that are overseen by the director, as a whole, as of December 31, 2001:

--------------------------------------------------------------------------------------------------

Director                 Dollar Range of Equity Securities                      Aggregate Dollar
                         Owned in The Fund(1)                                   Range of Equity
                                                                                Securities in All
                                                                                Registered Invest-
                                                                                ment Companies
                                                                                Overseen by the
                                                                                director in the
                                                                                INVESCO Funds
                                                                                Complex(1)

---------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------

Fred A. Deering          INVESCO Endeavor Fund                        $1-$10,000      Over $100,000
---------------------------------------------------------------------------------------------------
Victor L. Andrews        INVESCO Endeavor Fund                        $1-$10,000      Over $100,000
----------------------------------------------------------------------------------------------------
Bob R. Baker             INVESCO Endeavor Fund                        $1-$10,000      Over $100,000
----------------------------------------------------------------------------------------------------
Lawrence H. Budner       INVESCO Endeavor Fund                        $1-$10,000      Over $100,000
----------------------------------------------------------------------------------------------------
James T. Bunch           INVESCO Endeavor Fund                        $1-$10,000     $10,001-$50,000
----------------------------------------------------------------------------------------------------
Gerald J. Lewis          INVESCO Endeavor Fund                        $1-$10,000    $50,000-$100,000
----------------------------------------------------------------------------------------------------
John W. McIntyre         INVESCO Endeavor Fund                  $50,001-$100,000       Over $100,000
----------------------------------------------------------------------------------------------------
Larry Soll               INVESCO Endeavor Fund                        $1-$10,000       Over $100,000

----------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------
Mark H. Williamson       INVESCO Endeavor Fund                   $10,001-$50,000       Over $100,000
----------------------------------------------------------------------------------------------------
Raymond R. Cunningham    INVESCO Endeavor Fund                                         Over $100,000
----------------------------------------------------------------------------------------------------

(1) All valuations of Fund shares are as of December 31, 2001.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended July 31, 2002.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2001. As of December 31, 2001, there were 47 funds in the INVESCO Funds.

--------------------------------------------------------------------------------
Name of Person        Aggregate      Benefits     Estimated      Total
and Position          Compensation   Accrued As   Annual         Compensation
                      From           Part of      Benefits       From INVESCO
                      Company(1)     Company      Upon           Complex Paid
                                     Expenses(2)  Retirement(3)  To Directors(6)
--------------------------------------------------------------------------------

Fred A. Deering,        $30,488         $8,553         $10,436         $116,000
Vice Chairman of
the Board
--------------------------------------------------------------------------------
Victor L. Andrews       27,259          7,614          9,590             99,700
--------------------------------------------------------------------------------
Bob R. Baker            29,095          5,233          9,590            102,700
--------------------------------------------------------------------------------
Lawrence H. Budner      26,305          7,614          9,590             98,700
--------------------------------------------------------------------------------
James T. Bunch          25,150              0              0             92,350
--------------------------------------------------------------------------------
Wendy L. Gramm(4)       27,373              0              0             94,850
--------------------------------------------------------------------------------
Gerald J. Lewis         25,612              0              0             95,350
--------------------------------------------------------------------------------
John W. McIntyre        27,731          7,614          9,590            117,050
--------------------------------------------------------------------------------
Larry Soll              26,476              0              0            111,900
--------------------------------------------------------------------------------
Total                 $245,489        $36,628        $48,796           $928,600
--------------------------------------------------------------------------------
% of Net Assets        0.0043%(5)     0.0006%(5)                      0.0032%(6)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Fund's committees who are Independent Directors, and the members of the Fund's committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Dr. Gramm resigned as a director of the Company on February 7, 2002.

(5) Total as a percentage of the Company's net assets as of July 31, 2002.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2001.

Messrs. Cunningham and Williamson, as Interested Directors of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") for the Independent Directors of the Company. Under this Plan, each director who is not an interested person of the Company (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a

"Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former director Daniel D. Chabris as of October 1, 1998 and to former director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc. in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of October 31, 2002, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Investor Class
--------------

INVESCO Endeavor Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================

Charles Schwab & Co., Inc.      Beneficial             14.75%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Class A
-------

INVESCO Endeavor Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
AMVESCAP Natl. TC Cust IRA      Beneficial             76.68%
Barbara J. Feldman
3100 Gaylord Ave
Pittsburgh, PA 15216-2420
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Record                 23.32%
Attn: Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

Class B
-------

INVESCO Endeavor Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Linda C. Bradish                Record                 81.04%
1089 Candlewood Rd
Elgin, IL 60123-1508
--------------------------------------------------------------------------------
Elements/Jill Schwartz, Inc.    Beneficial             8.47%
401K Plan Employee
Patrick W. Dean
175 N Plain Rd
GT Barrington, MA 01230-1275
--------------------------------------------------------------------------------

Class C
-------

INVESCO Endeavor Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
AMVESCAP Natl TC Cust           Beneficial             7.77%
Joseph R. Soda
Erie Community College
403B Plan
11 Silver Thorne Dr
Williamsville, NY 14221-1763
--------------------------------------------------------------------------------
AMVESCAP Natl TC Cust IRA       Beneficial             7.68%
R/O
Carolyn L. Ranlet
IRA Roll-over 06/12/96
18 Twin Lane N
Wantagh, NY 11793-1910
--------------------------------------------------------------------------------

Class K
-------

INVESCO Endeavor Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Circle Trust Company Cust       Beneficial             53.47%%
GoldK Omnibus Account
Metro Center
1 Station Pl.
Stamford, CT 06902-6800
--------------------------------------------------------------------------------
Circle Trust Company Cust       Beneficial             28.60%
Semiconductor Products Mfg Inc
401K Profit Sharing Plan
Metro Center
1 Station Pl.
Stamford, CT 06902-6800
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Record                 11.59%
Attn: Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

As of November 13, 2002, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Fund. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (collectively, the "Plans"), which have been adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of the Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of the Fund's Investor Class shares to investors. Payments by the Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). Under the Class A Plan, Class A shares of the Fund pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which the Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of the Fund and that provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund, in amounts up to 0.25% of the average daily net assets of the Class A shares of the Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of the Fund.

CLASS B. The Company has adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, Class B shares of the Fund pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of the Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B shares' Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes IDI to assign, transfer, or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Fund pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected financial intermediaries that have entered into service agreements with respect to Class C shares of the Fund and that provide continuing personal services to their customers who own such Class C shares of the Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund, in amounts of up to

0.25%  of the  average  daily  net  assets  of the  Class C  shares  of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of the Fund.

IDI may pay sales commissions to financial intermediaries that sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the financial intermediary immediately.

CLASS K. The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Fund pay compensation to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund. Payments can also be directed by IDI to selected financial intermediaries that have entered into service agreements with respect to Class K shares of the Fund and that provide continuing personal services to their customers who own such Class K shares of the Fund.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of the Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Fund. The Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with IDI. Payments will be made by IDI to broker-dealers who sell shares of the Fund and may be made to banks, savings and loan associations, and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the banks would no longer invest customer assets in the Fund. Neither the Company nor its investment advisor will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by the Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

The Fund made payments to IDI under the Investor Class, Class A, Class B, Class C, and Class K Plans during the fiscal year or period ended July 31, 2002 in the following amounts:

                        INVESTOR
                        CLASS       CLASS A    CLASS B     CLASS C     CLASS K

INVESCO Endeavor Fund   $298,179    $    75(1) $     3(1)  $ 18,498    $     4

(1) For the period April 1, 2002, commencement of operations, through July 31, 2002.

In addition, as of the fiscal year or period ended July 31, 2002 the following additional distribution accruals had been incurred by the Fund and will be paid during the fiscal year ended July 31, 2003:

                        INVESTOR
                        CLASS       CLASS A    CLASS B     CLASS C     CLASS K

INVESCO Endeavor Fund   $ 12,960    $    21(1) $     1(1)  $   867     $     1

(1) For the period April 1, 2002, commencement of operations, through July 31, 2002.

For the fiscal year or period ended July 31, 2002, allocation of 12b-1 amounts paid by the Fund for the following categories of expenses were:

                                        INVESTOR
                                        CLASS       CLASS A    CLASS B     CLASS C     CLASS K
                                        -----       -------    -------     -------     -------

Advertising                             $ 12,567    $     0(1) $     0(1)  $     0     $     0
Sales literature, printing, and postage $ 35,407    $     0(1) $     0(1)  $     0     $     0
Public Relations/Promotion              $ 38,143    $     0(1) $     0(1)  $     0     $     0
Compensation to securities dealers and
other organizations                     $ 95,453    $    75(1) $     3(1)  $18,498     $     4
Marketing personnel                     $116,609    $     0(1) $     0(1)  $     0     $     0

(1) For the period April 1, 2002, commencement of operations, through July 31, 2002.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing, and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Fund, and assisting in other customer transactions with the Fund.

The Plans provide that they shall continue in effect with respect to the Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by the Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue, or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of the Fund's payments under a Plan without approval of the shareholders of the Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or the Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of the Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, the Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, the Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to the Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of the Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to the Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

SALES CHARGES

Class A shares of the Fund are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                     Dealer
                                                                     Concession
                                         Investor's Sales Charge     ----------
                                         ------------------------    As a
                                         As a           As a         Percentage
                                         Percentage     Percentage   of the
                                         of the Public  of the Net   Public
   Amount of Investment in               Offering       Amount       Offering
   Single Transaction(1)                 Price          Invested     Price
   -------------------                   -----          --------     -----

   Less than                $   25,000   5.50%          5.82%        4.75%
   $ 25,000  but less than  $   50,000   5.25           5.54         4.50
   $ 50,000  but less than  $  100,000   4.75           4.99         4.00
   $100,000  but less than  $  250,000   3.75           3.90         3.00
   $250,000  but less than  $  500,000   3.00           3.09         2.50
   $500,000  but less than  $1,000,000   2.00           2.04         1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

IDI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with IDI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediary, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Fund's shares or the amount a Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of the Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may pay sales commissions to financial intermediaries that sell Class B shares of the Fund at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to financial intermediaries that sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the financial intermediary immediately.

DEALER CONCESSIONS (CLASS A AND CLASS K ONLY)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. IDI may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A and Class K shares of the Funds as follows:

Non-Qualified Plans. IDI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Funds sold at net asset value of non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

Qualified Plans. IDI may pay financial intermediaries for Class A and Class K share purchases as follows:

    Class A -- Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $2 million and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

    Class A -- Option 2: No additional fee is paid to financial intermediaries, however, the trail commission will begin to accrue immediately.

    Class K -- Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 million and 0.45% of amounts in excess of $5 million. The trail commission will be paid out beginning in the 13th month.

    Class K -- Option 2: No additional fee is paid to financial intermediaries, however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Fund that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined.

The term "purchaser" means:

     o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

     o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Fund will not accept contributions submitted with respect to individual participants);

          b. each transmittal is accompanied by a single check or wire transfer; and

          c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

     o a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, if more than one beneficiary or participant is involved;

     o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified IDI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

     o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. IDI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Funds within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the transfer agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he/she must give written notice to IDI. If at any time before completing the LOI Program the purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHT OF ACCUMULATION (CLASS A ONLY). A "purchaser" as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in Class A shares of the Funds at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, IDI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Funds owned by such purchaser, calculated at the then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish IDI with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Fund at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation, or acquisition of assets of a fund.

The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

   o INVESCO and its affiliates, or their clients;

   o Any current or retired officer, director, or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

   o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

   o Investment advisors or financial planners that place trades for their own accounts or the accounts of their clients and that charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of a broker or agent;

   o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Fund by such plans are subject to initial sales charges; and

   o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to the Fund in exchange for shares of the Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Investor Class, Class A, B, C, and K Prospectus, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by the Fund when the account value falls below the minimum required account size of $250;

     o Investment account(s) of INVESCO; and

     o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Shares held more than eighteen months;

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o Private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

     o Shares acquired by exchange from Class A shares of the Fund unless the shares acquired are redeemed within eighteen months of the original purchase of Class A shares.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Fund may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Fund is used to compensate IDI and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Fund or with INVESCO and its affiliates, are familiar with the Fund, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in the Fund's best interests that such persons be permitted to purchase Class A shares of the Fund through IDI without payment of a sales charge. The persons who may purchase Class A shares of the Fund without a sales charge are set forth herein under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

  Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of the Fund's shares is set forth in the Prospectus under the caption "How To Sell Shares." Shares of the Fund may be redeemed directly through IDI or through any dealer who has entered into an agreement with IDI. In addition to the Fund's obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with IDI must phone orders to the order desk of the Fund at 1-800-525-8085 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Fund in cash.

The right of redemption  may be suspended or the date of payment  postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Orders will be priced at a Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

As the investment advisor to the Fund, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on the Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged the Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Fund.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with the Fund. Conversely, the Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of the Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of the Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of the Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by the Fund for the periods outlined in the table below were:

INVESCO ENDEAVOR FUND

  Year Ended July 31, 2002                             $1,282,656
  Year Ended July 31, 2001                              1,741,452
  Year Ended July 31, 2000                              1,270,363

For the fiscal years ended July 31, 2002, 2001, and 2000, brokers providing research services received $898,046, $1,206,459, and $584,406, respectively, in commissions on portfolio transactions effected for the Fund. The aggregate dollar amount of such portfolio transactions was $283,287,235, $738,838,240, and $478,582,697, respectively. Commissions totaling $0, $0, and $0, respectively, were allocated to certain brokers in recognition of their sales of shares of the Fund on portfolio transactions of the Fund effected during the fiscal years ended July 31, 2002, 2001, and 2000, respectively.

At July 31, 2002, the Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
         Fund                   Broker or Dealer          Value of Securities
                                                          at July 31, 2002
================================================================================

INVESCO Endeavor          State Street Bank and Trust        $5,287,000
--------------------------------------------------------------------------------
                          General Electric Company           $1,722,700
--------------------------------------------------------------------------------
                          Goldman Sachs Group Incorporated   $  768,075
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Fund, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Fund and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to ten billion shares of common stock with a par value of $0.01 per share. As of October 31, 2002, the following shares of the Fund were outstanding:

      INVESCO Endeavor Fund - Investor Class        10,915,611
      INVESCO Endeavor Fund - Class A                      483
      INVESCO Endeavor Fund - Class B                    2,428
      INVESCO Endeavor Fund - Class C                  178,534
      INVESCO Endeavor Fund - Class K                      498

A share of each class of the Fund represents an identical interest in the Fund's investment portfolio and has the same rights, privileges, and preferences.
However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Fund will affect the performance of those classes. Each share of the Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of the Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Investor Class, Class A, B, C, and K shares will differ. All shares of the Fund will be voted together, except that only the shareholders of a particular class of the Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of the Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND

The Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as regulated investment companies, it is anticipated that the Fund will not pay federal income or excise taxes and that the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that the Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If the Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If the Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by the Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Fund sends shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments.

The Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, the Fund will have a net capital gain. Distributions by the Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, regardless of whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of the Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of the Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of the Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, the Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. The Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, the Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. The Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt interest dividends that you may have received on those shares.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Fund's total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Fund will disclose the maximum front-end sales charge imposed on purchases of the Fund's Class A shares and/or the applicable CDSC imposed on redemptions of the Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in the Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking the Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

More information about the Fund's recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Fund's Prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare the Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended July 31, 2002 was:
                                                                  10 YEAR OR
                                  1 YEAR           5 YEAR        SINCE INCEPTION
                                  ------           ------        ---------------
INVESTOR CLASS
--------------

INVESCO Endeavor Fund
  Return Before Taxes            (50.56%)          N/A            (13.57%)(1)
  After Taxes on Distributions   (50.56%)          N/A            (14.25%)(1)
  After Taxes on Distributions
    and Sale of Fund Shares      (30.79%)          N/A            (10.00%)(1)

CLASS A - (INCLUDING FRONT-END SALES CHARGE)
--------------------------------------------
INVESCO Endeavor Fund
  Return Before Taxes              N/A             N/A            (38.66%)(2)
  After Taxes on Distributions     N/A             N/A            (38.66%)(2)
  After Taxes on Distributions
    and Sale of Fund Shares        N/A             N/A            (23.54%)(2)

CLASS B - (INCLUDING CDSC)
--------------------------
INVESCO Endeavor Fund
  Return Before Taxes              N/A             N/A            (44.77%)(2)
  After Taxes on Distributions     N/A             N/A            (44.77%)(2)
  After Taxes on Distributions
    and Sale of Fund Shares        N/A             N/A            (27.27%)(2)

CLASS C - (INCLUDING CDSC)
--------------------------
INVESCO Endeavor Fund
  Return Before Taxes            (51.89%)          N/A            (47.25%)(3)
  After Taxes on Distributions   (51.90%)          N/A            (47.36%)(3)
  After Taxes on Distributions
    and Sale of Fund Shares      (31.60%)          N/A            (33.39%)(3)

CLASS K
-------
INVESCO Endeavor Fund
  Return Before Taxes            (50.61%)          N/A            (51.03%)(4)
  After Taxes on Distributions   (50.61%)          N/A            (51.03%)(4)
  After Taxes on Distributions
    and Sale of Fund Shares      (30.82%)          N/A            (38.62%)(4)

(1) Since inception October 28, 1998.

(2) Since  inception  April  1,  2002.   Since  inception   performance  is  not
    annualized.

(3) Since inception February 15, 2000.

(4) Since inception December 1, 2000.

Average annual total return before taxes was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T) = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                                n
                        P(1 + T) =ATV
                                     D

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
            ATV
               D = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

After taxes on distributions and redemption:

                                n
                        P(1 + T) =ATV
                                     DR

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions and redemption)
            n = number of years
            ATV
               DR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for the Fund, comparative data between the Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                            Lipper Mutual
Fund                                        Fund Category
----                                        -------------
INVESCO Endeavor Fund                       Multi-Cap Growth Funds

Sources for Fund performance information and articles about the Fund include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUNDS MAGAZINE
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME
U.S. NEWS AND WORLD REPORT
USA TODAY
WASHINGTON POST
WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Fund or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for INVESCO Endeavor Fund for the fiscal year ended July 31, 2001 and the period ended January 31, 2002 are incorporated herein by reference from INVESCO Stock Funds, Inc.'s Annual Report to Shareholders dated July 31, 2001 and Semi-annual Report to Shareholders dated January 31, 2002.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                       STATEMENT OF ADDITIONAL INFORMATION

                          INVESCO STOCK FUNDS, INC.



       INVESCO Mid-Cap Growth Fund - Investor Class, Institutional Class,
                              Class A, B, C, and K

Address:                                        Mailing Address:
4350 South Monaco Street, Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085

                                November 30, 2002

--------------------------------------------------------------------------------

A Prospectus for the Institutional Class shares of INVESCO Mid-Cap Growth Fund dated August 30, 2002, As Supplemented November 30, 2002, and a Prospectus for the Investor Class, Class A, B, C, and K shares of INVESCO Mid-Cap Growth Fund, dated November 30, 2002, provide the basic information you should know before investing in the Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Fund's Prospectuses; in other words, this SAI is legally part of the Fund's Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Fund by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706, or by calling 1-800-525-8085. The Prospectus of the Investor Class, Class A, B, C, and K shares of the Fund is also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company..........................................................284

Investments, Policies, and Risks.....................................284

Investment Restrictions..............................................305

Management of the Fund...............................................306

Other Service Providers..............................................333

Brokerage Allocation and Other Practices.............................334

Capital Stock........................................................335

Tax Consequences of Owning Shares of the Fund........................336

Performance..........................................................338

Code of Ethics.......................................................341

Financial Statements.................................................342

Appendix A...........................................................343

THE COMPANY

INVESCO Stock Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Dynamics Fund, Inc. on April 2, 1993. On June 26, 1997, the Company changed its name to INVESCO Capital Appreciation Funds, Inc. On August 28, 1998, the Company changed its name to INVESCO Equity Funds, Inc. On October 29, 1998, the Company changed its name to INVESCO Stock Funds, Inc. On November 30, 2002, the Company assumed all of the assets and liabilities of INVESCO Mid-Cap Growth Fund, a series of INVESCO Counselor Series Funds, Inc.

The Company is an open-end management investment company currently consisting of nine portfolios of investments, one of which, INVESCO Mid-Cap Growth Fund - Investor Class, Institutional Class, Class A, Class B, Class C, and Class K shares (the "Fund"), is included in this SAI. The remaining Funds, INVESCO Basic Value Fund - Class A, B, and C, INVESCO Dynamics Fund - Investor Class,
Institutional  Class,  and Class A, B, C, and K shares,  INVESCO  Growth  Fund -
Investor Class, Class A, B, C, and K shares INVESCO Growth & Income Fund - Investor Class, Class A, B, C, and K shares, INVESCO Small Company Growth Fund - Investor Class, Class A, B, C, and K shares, INVESCO S&P 500 Index Fund - Investor Class and Institutional Class, and INVESCO Value Equity Fund - Investor Class, Class A, B, C, and K are included in separate SAIs. This SAI pertains only to Mid-Cap Growth Fund. The remaining Funds have separate SAIs. Additional funds and classes may be offered in the future.

"Open-end" means that the Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of the Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Fund) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Fund are discussed in the Prospectuses of the Fund. The Fund also may invest in the following securities and engage in the following practices.

ADRS AND EDRS -- American Depository Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

BORROWINGS - The Fund may borrow money from banks (including the Fund's custodian bank), subject to the limitations under the Investment Company Act of 1940 (the "1940 Act"). The Fund will limit borrowings and reverse repurchase agreements to an aggregate of 33 1/3% of the Fund's total assets at the time of the transaction.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. An investment in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Fund's investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which the Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, Inc. ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. The Fund may invest up to 25% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although the Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Fund is not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO generally will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least B by S&P and Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB and B) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

The Fund expects that most emerging country debt securities in which it may invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Fund may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. The Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by the Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund's credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Fund may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Fund, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Fund seeks when it invests in stocks and similar instruments.

Instead, the Fund seeks to invest in stocks that will increase in market value and may be sold for more than the Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what a company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Fund or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by the Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Fund also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

TECHNOLOGY COMPANIES. Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

SECTOR RISK. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the markets as a whole. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's overall performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for the Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by the Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, all of which are outside the control of the Fund. Generally, the Fund's foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. As discussed in the Prospectuses, the advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of the Fund. If the advisor employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distort the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Fund is authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which they typically invest. This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(5) As described below, the Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time the Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of the Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of the Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of the Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If the Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. The Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

The Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. The Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Fund is authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRS -- Holding Company Depository Receipts, or HOLDRs, are trust-issued receipts that represent the Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that the Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. The Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that the Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INITIAL PUBLIC OFFERINGS ("IPOS") -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund for as long as it has a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving business and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT COMPANY SECURITIES -- To manage its daily cash positions, the Fund may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates (pursuant to an exemptive order dated May 12, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Fund also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the 1940 Act as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETFs shares are sold and redeemed at the net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and the Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although  the  market  for such  securities  is  becoming  increasingly  liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL  BANKS,  SAVINGS AND LOAN  INSTITUTIONS,  PRIVATE MORTGAGE  INSURANCE
COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

REAL ESTATE INVESTMENT TRUSTS -- To the extent consistent with its investment objectives and policies, the Fund may invest in securities issued by real estate investment trusts ("REITs"). Such investments will not exceed 25% of the total assets of the Fund.

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements ("REPOs"), on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Fund may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO must use those standards to review the creditworthiness of any financial institution that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. The Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Fund uses REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- Securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable the Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to the Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by the Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- The Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. The Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. The Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. The Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO provides the following services in connection with the securities lending activities of the Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and
(f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Fund has obtained an exemptive order from the SEC allowing it to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SHORT SALES -- The Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale. The Fund will lose money on a short sale transaction if the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short position by purchasing the security; conversely, the Fund may realize a gain if the price of the borrowed security declines between those dates.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short the security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position.

In short sale transactions, the Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Until a security that is sold short is acquired by the Fund, the Fund must pay the lender any dividends that accrue during the loan period. In order to borrow the security, the Fund usually is required to pay compensation to the lender. Short sales also cause the Fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain the Fund may receive from a short sale transaction is decreased - and the amount of any loss increased - by the amount of compensation to the lender, dividends and expenses the Fund may be required to pay.

Until the Fund replaces a borrowed security, it must segregate liquid securities or other collateral with a broker or other custodian in an amount equal to the current market value of the security sold short. The Fund expects to receive interest on the collateral it deposits. The use of short sales may result in the Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

The Fund may sell short against the box.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Fund may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and may be highly volatile.

UNSEASONED ISSUERS - The Fund may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- The Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. The Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Fund normally buys and sells securities on an ordinary settlement basis. That means that the buy or sell order is sent, and the Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an agreed-upon time in the future. The Fund may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.  No payment  or  delivery  is made by the Fund  until it  receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect the Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. The Fund may not:

     1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     4. issue senior securities, except as permitted under the 1940 Act;

     5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     8. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

     9. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

In  addition,   unless   otherwise   indicated,   the  Fund  has  the  following
non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes, or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowing for the purposes of fundamental limitation
     (3)).

     B. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     C. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     D. With respect to fundamental limitation (9), domestic and foreign banking will be considered to be different industries.

     E. With respect to fundamental limitation (9), investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a specific industry.

In addition, the following non-fundamental policy applies:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof and each multi-state agency, authority, instrumentality, or other political subdivision is separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be determined to be the sole issuer.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc.
      INVESCO Global & International Funds, Inc.
        (formerly, INVESCO International Funds, Inc.)
      INVESCO Manager Series Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of September 30, 2002, INVESCO managed 49 mutual funds having combined assets of over $17.9 billion, on behalf of 3,801,795 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $323.6 billion in assets under management on September 30, 2002.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) (ANTC), a wholly owned subsidiary of IRI maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds, and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO Institutional (N.A.) Inc., New York, is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions, and private individuals. INVESCO Institutional further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Fund under an Investment Advisory Agreement dated August 23, 2000 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of the Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage the Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Fund, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Fund, consistent with
     (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Fund the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

   o determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to the Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Fund:

   o administrative;

   o internal accounting (including computation of net asset value);

   o clerical and statistical;

   o secretarial;

   o all other services necessary or incidental to the administration of the affairs of the Fund;

   o supplying the Company with officers, clerical staff, and other employees;

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

   o conducting periodic compliance reviews of the Fund's operations; preparation and review of required documents, reports, and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectus(es), statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Fund);

   o supplying basic telephone service and other utilities; and

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Fund under the 1940 Act.

Pell Rudman Trust Company, N.A. (the "Pell Rudman Company"), acted as the investment advisor to the Fund's predecessor, the Pell Rudman Portfolio, from its inception on September 10, 1998 to July 31, 2001. INVESCO became investment advisor to the Pell Rudman Portfolio pursuant to an interim sub-advisory agreement dated August 1, 2001.

Expenses not assumed by INVESCO are borne by the Fund. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from the Fund. The fee is calculated at the annual rate of 1.00% of the Fund's average net assets. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

During the periods outlined in the table below, the Fund paid INVESCO or Pell Rudman Company, as applicable, advisory fees in the dollar amounts shown. Since Class K shares had not commenced operations as of April 30, 2002 and Investor Class shares were not offered until August 30, 2002, no advisory fees were paid for the periods shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Fund's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                 Advisory         Total Expense    Total Expense
                                 Fee Dollars      Reimbursements   Limitation
                                 -----------      --------------   -------------
INSTITUTIONAL CLASS
-------------------

MID-CAP GROWTH FUND
Period Ended April 30, 2002(1)  $     31,096      $     29,917     1.30%
Period Ended October 1, 2001(2)       77,645            77,827     1.30%
Year Ended April 30, 2001            195,509           114,229     1.30%
Year Ended April 30, 2000            113,575           133,379     1.30%

CLASS A
-------

MID-CAP GROWTH FUND
Period Ended April 30, 2002(1)  $      8,326      $     11,885     1.65%

CLASS B
-------

MID-CAP GROWTH FUND
Period Ended April 30, 2002(1)  $      2,789      $      4,799     2.30%


CLASS C
-------

MID-CAP GROWTH FUND
Period Ended April 30, 2002(1)  $      1,054      $      2,216     2.30%

(1) For the period October 2, 2001 through April 30, 2002.

(2) For the period May 1, 2001 through October 1, 2001. Paid to Pell Rudman Company.

BOARD APPROVAL OF ADVISORY AGREEMENT

In approving the Advisory Agreement, the board primarily considered the nature, quality, and extent of the services provided under the Agreement and the overall fairness of the Agreement. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things, (1) the overall performance results of the Fund in comparison to relevant indices; (2) a summary for the Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The board also considered INVESCO's resources and responsiveness with respect to performance difficulties and discussed the efforts being made to improve performance. The board also considered the advantages to the Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Fund's trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Fund. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Fund. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Fund were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to the Fund, the board reviewed specific data as to INVESCO's profit or loss on the Fund and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Fund's independent accountants perform a review of INVESCO's methodology. The board concluded that approval of the Agreement was in the best interest of the Fund's shareholders. These matters were considered by the directors who are not affiliated with INVESCO (the "Independent Directors") working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to a master Administrative Services Agreement dated June 1, 2000, as amended November 30, 2002 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Fund:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Fund; and

   o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, the Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of the Fund.

SEI Investments Mutual Fund Services ("UAMSFI") acted as the administrator to the Fund's predecessor, the Pell Rudman Portfolio, from April 1, 2001 to October 1, 2001. Prior to April 1, 2001, UAM Fund Services, Inc. served as administrator, SEI served as sub-administrator to the Pell Rudman Portfolio from November 1, 1999 through April 30, 2000. Chase Global Fund Services, Inc.
("Chase") served as a sub-administrator to the Pell Rudman Portfolio from inception, September 10, 1998 through October 31, 1999.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a master Transfer Agency Agreement dated June 1, 2000, as amended November 30, 2002 with the Company.

The Transfer Agency Agreement provides that the Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in the Fund at any time during each month.

DST Systems, Inc. ("DST") acted as the transfer agent to the Fund's predecessor, the Pell Rudman Portfolio, from its inception on September 10, 1998 to October 1, 2001. UAM Shareholder Service Center, Inc. ("UAMSSC") served as shareholder servicing agent for the UAM Funds during the same period.

FEES PAID TO INVESCO, PELL RUDMAN, SEI, DST AND UAMSSC

During the periods outlined in the table below, the Fund paid the following fees to INVESCO, Pell Rudman Company, SEI, DST, and UAMSSC. The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through July 31, 2004 that would cause the ratio of expenses to average net assets to exceed 1.75% for Institutional Class shares, 2.00% for Investor Class shares, 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares. INVESCO is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. Since Class K shares had not commenced operations as of April 30, 2002 and Investor Class shares were not offered until August 30, 2002, no fees were paid for the periods shown.

                                                 Administrative      Transfer
                                   Advisory         Services          Agency
                                   --------        ---------          ------
INSTITUTIONAL CLASS
-------------------

MID-CAP GROWTH FUND
Period Ended April 30, 2002(1)     $  31,096       $  5,484         $     863
Period Ended October 1, 2001(2)       77,645         28,595            21,676
Year Ended April 30, 2001            195,509         68,771(3)         25,913
Year Ended April 30, 2000            113,575         69,200(4)         23,412

CLASS A
-------

MID-CAP GROWTH FUND
Period Ended April 30, 2002(1)     $   8,326       $  1,587         $   1,183

CLASS B
-------

MID-CAP GROWTH FUND
Period Ended April 30, 2002(1)     $   2,789       $    544         $     491

CLASS C
-------

MID-CAP GROWTH FUND
Period Ended April 30, 2002(1)     $   1,054       $    205         $     375

(1) For the period October 2, 2001 through April 30, 2002.

(2) For the period May 1, 2001 through October 1, 2001. Paid to Pell Rudman Company.

(3) This fee was paid to UAMFSI for the period May 1, 2000 through March
31, 2001 and to SEI for the period April 1, 2001 through April 30, 2001. UAMFSI paid a portion of its fee to SEI for sub-administrative services.

(4) This fee was paid to UAMFSI. UAMFSI paid a portion of its fee to Chase and SEI for sub-administrative services.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Fund's general investment policies and programs are carried out and that the Fund is properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Fund. The officers of the Company receive no direct compensation from the Company or the Fund for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Fund. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the directors who are "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act (the "Interested Directors"). For the Interested Directors, information about their principal occupations and other directorships reflects their affiliations with INVESCO and its affiliated companies.

Independent Directors

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
Fred A. Deering                  Vice Chairman of the  Formerly, Chairman of the        49
(3),(4),(8),(9),(10)             Board                 Executive Committee and
1551 Larimer Street, #1701                             Chairman of the Board of
Denver, Colorado                                       Security Life of Denver
Age:  74                                               Insurance Company; and
                                                       Director of ING American
                                                       Holdings Company and First ING
                                                       Life Insurance Company of New
                                                       York. Formerly, Trustee of
                                                       INVESCO Global Health Sciences
                                                       Fund.

Victor L. Andrews, Ph.D.         Director              Professor Emeritus, Chairman     49            Director of The Sheffield
(5),(7),(11),(12)                                      Emeritus and Chairman and CFO                  Funds, Inc.
34 Seawatch Drive                                      of the Roundtable of the
Savannah, Georgia                                      Department of Finance of
Age:  72                                               Georgia State University; and
                                                       President, Andrews Financial
                                                       Associates, Inc. (consulting
                                                       firm). Formerly, member of the
                                                       faculties of the Harvard
                                                       Business School and the Sloan
                                                       School of Management of MIT.

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
Bob R. Baker                     Director              Consultant (2000 to present).    49
(4),(5),(6),10),(11),(12)                              Formerly, President and
37 Castle Pines Dr. N.                                 Chief Executive Officer
Castle Rock, Colorado                                  (1989 to 2000) of AMC Cancer
Age:  66                                               Research Center, Denver,
                                                       Colorado; until mid-December
                                                       1988, Vice Chairman of the
                                                       Board of First Columbia
                                                       Financial Corporation,
                                                       Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                       Chief Executive Officer of
                                                       First Columbia Financial
                                                       Corporation.


Lawrence H. Budner               Director              Trust Consultant. Formerly,      49
(3),(6),(11),(12)                                      Senior Vice President and
7608 Glen Albens Circle                                Senior Trust Officer of
Dallas, Texas                                          InterFirst Bank, Dallas, Texas.
Age:  72

James T. Bunch(5),(6),(10)       Director              Principal and Founder of         49
3600 Republic Plaza              (since 2000)          Green, Manning & Bunch
370 Seventeenth Street                                 Ltd., Denver, Colorado
Denver, Colorado                                       (1988 to present); Director and
Age:  60                                               Secretary of Green, Manning &
                                                       Bunch Securities, Inc. since
                                                       September 1993; and Director
                                                       and Vice President of Western
                                                       Golf Association and Evans
                                                       Scholars Foundation.
                                                       Formerly, General Counsel and
                                                       Director of Boettcher & Co.,
                                                       Denver, Colorado; and
                                                       formerly, Chairman and Managing
                                                       Partner of Davis, Graham &
                                                       Stubbs, Denver, Colorado.

Gerald J. Lewis(3),(7),(8)       Director              Chairman of Lawsuit Reso-        49            Director of General
701 "B" Street                   (since 2000)          lution Services, San Diego,                    Chemical Group,
Suite 2100                                             California (1987 to present).                  Inc., Hampdon, New
San Diego, California                                  Formerly, Associate Justice of                 Hampshire (1996 to
Age:  69                                               the California Court of                        present). Director
                                                       Appeals; and Of Counsel,                       of Wheelabrator
                                                       Latham & Watkins, San Diego,                   Technologies, Inc.,
                                                       California (1987 to 1997).                     Fisher Scientific,
                                                                                                      Inc., Henley
                                                                                                      Manufacturing, Inc.,
                                                                                                      and California
                                                                                                      Coastal Properties,
                                                                                                      Inc.

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
John W. McIntyre                 Director              Retired. Trustee of Gables       49
(3),(4),(6),(8)                                        Residential Trust; Trustee and
7 Piedmont Center                                      Chairman of the J.M. Tull
Suite 100                                              Charitable Foundation;
Atlanta, Georgia                                       Director of Kaiser Foundation
Age:  72                                               Health Plans of Georgia, Inc.
                                                       Formerly, Vice Chairman of
                                                       the Board of Directors
                                                       of The Citizens and
                                                       Southern Corporation
                                                       and Chairman of the Board
                                                       and Chief Executive
                                                       Officer of The Citizens
                                                       and Southern Georgia
                                                       Corp. and The Citizens
                                                       and Southern National
                                                       Bank; formerly, Trustee
                                                       of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                       of Employee's Retirement
                                                       System of GA, Emory
                                                       University.

Larry Soll, Ph.D.                Director              Retired. Formerly, Chairman      49            Director of Synergen
(5),(7),(10),(11),(12)           (since 1997)          of the Board (1987 to 1994),                   since incorporation
2358 Sunshine Canyon Drive                             Chief Executive Officer (1982                  in 1982; Director of Isis
Boulder, Colorado                                      to 1989 and 1993 to 1994) and                  Pharmaceuticals, Inc.
Age:  60                                               President (1982 to 1989) of
                                                       Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                       Health Sciences Fund.

Interested Directors and Officers.

Messrs. Cunningham and Williamson are Interested Directors by virtue of the fact that they are officers of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.


Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director

Mark H. Williamson (4),(12)      President (1998 to    Chief Executive Officer,         49            Chairman of the Board
4350 South Monaco Street         present), Chief       Managed Products Division,                     of INVESCO Funds
Denver, Colorado                 Executive Officer     AMVESCAP PLC (2001 to                          Group, Inc. and
Age:  51                         (1998 to present)     present); Chief Executive                      INVESCO Distributors,
                                 and Chairman of the   Officer of INVESCO Funds                       Inc.
                                 Board (since 1999)    Group, Inc.; and Chief
                                                       Executive Officer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       President of INVESCO Funds
                                                       Group, Inc.; formerly,
                                                       President of INVESCO
                                                       Distributors, Inc.; formerly,
                                                       Chief Operating Officer and
                                                       Chairman of the Board of
                                                       INVESCO Global Health Sciences
                                                       Fund; formerly, Chairman and
                                                       Chief Executive Officer of
                                                       NationsBanc Advisors, Inc.;
                                                       and formerly, Chairman of
                                                       NationsBanc Investments, Inc.

Raymond R. Cunningham            Vice President and    President and Chief Operating    49            Director of INVESCO
4350 South Monaco Street         Director (since 2001) Officer of INVESCO Funds                       Funds Group, Inc.
Denver, Colorado                                       Group, Inc.; President of                      and INVESCO Distributors,
Age:  51                                               INVESCO Distributors, Inc.                     Inc.
                                                       Formerly, Senior Vice
                                                       President of INVESCO Funds
                                                       Group, Inc.; and Senior Vice
                                                       President of GT Global -
                                                       North America (1992-1998).

Glen A. Payne                    Secretary             Senior Vice President,
4350 South Monaco Street                               General Counsel and Secretary
Denver, Colorado                                       of INVESCO Funds Group, Inc.;
Age:  55                                               Senior Vice President,
                                                       Secretary and General Counsel
                                                       of INVESCO Distributors, Inc.
                                                       Formerly, Secretary of INVESCO
                                                       Global Health Sciences Fund;
                                                       General Counsel of INVESCO
                                                       Trust Company (1989 to 1998);
                                                       and employee of a U.S. regula-
                                                       tory agency, Washington, D.C.
                                                       (1973 to 1989).

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
Ronald L. Grooms                 Chief Accounting      Senior Vice President and                      Director of INVESCO
4350 South Monaco Street         Officer, Chief        Treasurer of INVESCO Funds                     Funds Group, Inc. and
Denver, Colorado                 Financial Officer     Group, Inc.; and Senior Vice                   INVESCO Distributors,
Age:  56                         and Treasurer         President and Treasurer of                     Inc.
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Treasurer and
                                                       Principal Financial and
                                                       Accounting Officer of INVESCO
                                                       Global Health Sciences Fund;
                                                       and Senior Vice President and
                                                       Treasurer of INVESCO Trust
                                                       Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                      Director of INVESCO
4350 South Monaco Street                               Assistant Secretary of                         Funds Group, Inc. and
Denver, Colorado                                       INVESCO Funds Group, Inc.; and                 INVESCO Distributors,
Age:  46                                               Senior Vice President and                      Inc.
                                                       Assistant Secretary of
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Trust Officer of
                                                       INVESCO Trust Company (1995
                                                       to 1998).

Pamela J. Piro                   Assistant Treasurer   Vice President and Assistant
4350 South Monaco Street                               Treasurer of INVESCO Funds
Denver, Colorado                                       Group, Inc.; and Assistant
Age:  42                                               Treasurer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       Assistant Vice President (1996
                                                       to 1997).

Tane' T. Tyler                  Assistant Secretary    Vice President and Assistant
4350 South Monaco Street         (since 2002)          General Counsel of INVESCO
Denver, Colorado                                       Funds Group, Inc.
Age:  37

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3)  Member of the audit committee of the Company.

(4) Member of the executive and valuation committees of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5)  Member of the investments and management liaison committee of the Company.

(6)  Member of the brokerage committee of the Company.

(7)  Member of the derivatives committee of the Company.

(8)  Member of the legal committee of the Company.

(9)  Member of the insurance committee of the Company.

(10) Member of the nominating committee of the Company.

(11) Member of the compensation committee of the Company.

(12) Member of the retirement plan committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 3 meetings during the fiscal year ended April 30, 2002.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review investment, legal, and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 3 meetings during the fiscal year ended April 30, 2002.

The Company has a brokerage committee. The committee meets quarterly to review soft dollar and other brokerage transactions by the Funds and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 3 meetings during the fiscal year ended April 30, 2002.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 3 meetings during the fiscal year ended April 30, 2002.

The Company has a valuation committee, a legal committee, an insurance committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, insurance, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended April 30, 2002, the legal committee met 3 times, the compensation committee met 1 time, and the valuation, insurance, and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended April 30, 2002, the nominating committee met 1 time.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Complex that are overseen by the director, as a whole, as of December 31, 2001:

--------------------------------------------------------------------------------------------------
Director                 Dollar Range of Equity Securities                      Aggregate Dollar
                         Owned in The Fund(1)                                   Range of Equity
                                                                                Securities in All
                                                                                Registered Invest-
                                                                                ment Companies
                                                                                Overseen by the
                                                                                director in the
                                                                                INVESCO Funds
                                                                                Complex(1)
---------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------

Fred A. Deering          INVESCO Mid-Cap Growth Fund                 $1-$10,000       Over $100,000
---------------------------------------------------------------------------------------------------
Victor L. Andrews        INVESCO Mid-Cap Growth Fund                 $1-$10,000       Over $100,000
----------------------------------------------------------------------------------------------------
Bob R. Baker             INVESCO Mid-Cap Growth Fund                 $1-$10,000       Over $100,000
----------------------------------------------------------------------------------------------------
Lawrence H. Budner       INVESCO Mid-Cap Growth Fund                 $1-$10,000       Over $100,000
----------------------------------------------------------------------------------------------------
James T. Bunch           INVESCO Mid-Cap Growth Fund                 $1-$10,000     $10,001-$50,000
----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------
Gerald J. Lewis          INVESCO Mid-Cap Growth Fund                 $1-$10,000    $50,000-$100,000
---------------------------------------------------------------------------------------------------
John W. McIntyre         INVESCO Mid-Cap Growth Fund                 $1-$10,000       Over $100,000
---------------------------------------------------------------------------------------------------
Larry Soll               INVESCO Mid-Cap Growth Fund                 $1-$10,000       Over $100,000
----------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------
Mark H. Williamson       INVESCO Mid-Cap Growth Fund                       None        Over $100,000
----------------------------------------------------------------------------------------------------
Raymond R. Cunningham    INVESCO Mid-Cap Growth Fund                       None        Over $100,000
----------------------------------------------------------------------------------------------------

(1) All valuations of Fund shares are as of December 31, 2001.

On November 30, 2002, the Company assumed all of the assets and liabilities of INVESCO Mid-Cap Growth Fund, a series of INVESCO Counselor Series Funds, Inc. ("ICS"). The following table shows the compensation paid by the ICS to its Independent Directors for services rendered in their capacities as directors of ICS; the benefits accrued as ICS expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their services to ICS, for the year ended August 31, 2002.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2001. As of December 31, 2001, there were 47 funds in the INVESCO Funds.

--------------------------------------------------------------------------------
Name of Person        Aggregate      Benefits     Estimated      Total
and Position          Compensation   Accrued As   Annual         Compensation
                      From           Part of      Benefits       From INVESCO
                      ICS(1)         ICS          Upon           Complex Paid
                                     Expenses(2)  Retirement(3)  To Directors(6)
--------------------------------------------------------------------------------
Fred A. Deering,           $4,700         $596            $728         $116,000
Vice Chairman of
the Board
--------------------------------------------------------------------------------
Victor L. Andrews           3,975          531             669           99,700
--------------------------------------------------------------------------------
Bob R. Baker                4,608          365             669          102,700
--------------------------------------------------------------------------------
Lawrence H. Budner          3,921          531             669           98,700
--------------------------------------------------------------------------------
James T. Bunch              3,884            0               0           92,350
--------------------------------------------------------------------------------
Wendy L. Gramm(4)           4,310            0               0           94,850
--------------------------------------------------------------------------------
Gerald J. Lewis             3,861            0               0           95,350
--------------------------------------------------------------------------------
John W. McIntyre            4,484          531             669          117,050
--------------------------------------------------------------------------------
Larry Soll                  3,958            0               0          111,900
--------------------------------------------------------------------------------
Total                     $37,701       $2,554          $3,404         $928,600
--------------------------------------------------------------------------------
% of Net Assets         0.0123%(5)   0.0008%(5)                      0.0032%(6)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Fund's committees who are Independent Directors, and the members of the Fund's committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent ICS's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Dr. Gramm resigned as a director of ICS on February 7, 2002.

(5) Total as a percentage of ICS's net assets as of August 31, 2002.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2001.

Messrs. Cunningham and Williamson, as Interested Directors of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the Company. Under this Plan, each director who is not an interested person of the Company (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72, or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former Director Daniel D. Chabris as of October 1, 1998 and to former Director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Directors may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of October 31, 2002, the following persons owned more than 5% of the outstanding shares of the Fund. This level of share ownership is considered to be a "principal shareholder" relationship with the Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

MID-CAP GROWTH FUND

Investor Class
--------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Institutional Class
-------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Pell Rudman Trust Company       Beneficial              23.68%%
100 Federal St., Fl. 37
Boston, MA 02110-1802
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Beneficial              21.59%%
Special Custody Acct. For The
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Kenneburt & Co. Cust.           Beneficial              14.11%
Expediter Omnibus C C Amsouth
Bank
250 Riverchase Pkwy E., Floor 5
Birmingham, AL 35244-1832
--------------------------------------------------------------------------------
Nat'l Financial Services Corp.  Beneficial              12.72%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty Street, 5th Floor
Attn:  Kate Recon
New York, NY 10281-5500
--------------------------------------------------------------------------------

Class A
-------


--------------------------------------------------------------------------------
       Name and Address          Basis of Ownership      Percentage Owned
                                 (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Beneficial              47.37%
Special Custody Account for
the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Merrill Lynch                   Beneficial              10.58%
Security #97846
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

Class B
-------

--------------------------------------------------------------------------------
       Name and Address          Basis of Ownership      Percentage Owned
                                 (Record/Beneficial)
================================================================================
Merrill Lynch                   Beneficial              13.16%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
AMVESCAP Natl TC Cust           Beneficial              9.58%
IRA R/O
Jeffrey D. Barrow
17569 Plum Creek Trl
Chagrin Falls, OH 44023-5605
--------------------------------------------------------------------------------

Class C
-------

--------------------------------------------------------------------------------
       Name and Address          Basis of Ownership      Percentage Owned
                                 (Record/Beneficial)
================================================================================
Merrill Lynch                    Beneficial              7.69%
Security #97ML6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
Robert J. Salmen - TOD          Beneficial               6.19%
Frances J. Salmen
7303 Bainbridge Solon Rd
Chagrin Falls, OH 44023-1403
--------------------------------------------------------------------------------
AMVESCAP Natl TC Cust           Beneficial               5.07%
IRA R/O
Margaret E. Branthoover
IRA Roll-over 05/19/92
262 Heather Ln
Eastlake, OH 44095-1559
--------------------------------------------------------------------------------

Class K
-------

--------------------------------------------------------------------------------
       Name and Address          Basis of Ownership      Percentage Owned
                                 (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

As of November 13, 2002, officers and directors of the Company, as a group, beneficially owned less than 1% of the Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Fund. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (collectively, the "Plans"), which have been adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of the Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of the Fund's Investor Class shares to investors. Payments by the Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). Under the Class A Plan, Class A shares of the Fund pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which the Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of the Fund and that provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund, in amounts up to 0.25% of the average daily net assets of the Class A shares of the Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of the Fund.

CLASS B. The Company has also adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, Class B shares of the Fund pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of the Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B shares' Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes IDI to assign, transfer, or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Fund (the "Class C Plan"). Under the Class C Plan, Class C shares of the Fund pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of the Fund and that provide continuing personal services to their customers who own such Class C shares of the Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of the Fund.

IDI may pay sales commissions to financial intermediaries who sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the financial intermediary immediately.

CLASS K. The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K" Plan). Under the Class K Plan, Class K shares of the Fund pay compensation to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class K shares of the Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class K shares of the Fund and that provide continuing personal services to their customers who own such Class K shares of the Fund.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of the Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Fund. The Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with IDI. Payments will be made by IDI to financial intermediaries who sell shares of the Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the banks would no longer invest customer assets in the Fund. Neither the Company nor its investment advisor will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by the Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

Since the Fund's Class K shares had not commenced operations as of April 30, 2002 and Investor Class shares were not offered until August 30, 2002, no payments were made under those Plans for the periods shown below.

The Fund made payments to IDI under the Class A, Class B, Class C, and Class K Plans during the fiscal period ended April 30, 2002 in the following amounts:

FUND                    CLASS A      CLASS B           CLASS C           CLASS K
----                    -------      -------           -------           -------

Mid-Cap Growth Fund(1)  $ 2,176      $ 1,883           $   688           N/A(2)

(1) For the period October 2, 2001 through April 30, 2002.

(2) Class K shares were offered beginning December 31, 2001, but did not commence operations during the fiscal year ended April 30, 2002.

In addition, as of the fiscal period ended April 30, 2002, the following distribution accruals had been incurred by the Mid-Cap Growth Fund and will be paid during the fiscal period ended August 31, 2002.

FUND                    CLASS A      CLASS B           CLASS C           CLASS K
----                    -------      -------           -------           -------

Mid-Cap Growth Fund(1)  $   701      $   844           $   343           N/A(2)

(1) For the period October 2, 2001 through April 30, 2002.

(2) Class K shares were offered beginning December 31, 2001, but did not commence operations during the fiscal year ended April 30, 2002.

For the fiscal period ended April 30, 2002, allocation of 12b-1 amounts paid by Mid-Cap Growth Fund for the following categories of expenses were:

MID-CAP GROWTH FUND(1)  Class A      Class B           Class C           Class K
                        -------      -------           -------           -------

Advertising             $     0      $     0           $     0           N/A(2)
Sales literature,
 printing, and postage  $     0      $     0           $     0           N/A(2)
Public Relations/
 Promotion              $     0      $     0           $     0           N/A(2)
Compensation to
 securities dealers
 and other
 organizations          $ 2,176      $ 1,883           $   688           N/A(2)
Marketing personnel     $     0      $     0           $     0           N/A(2)

(1) For the period October 2, 2001 through April 30, 2002.

(2) Class K shares were offered beginning December 31, 2001, but did not commence operations during the fiscal year ended April 30, 2002.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Fund, and assisting in other customer transactions with the Fund.

The Plans provide that they shall continue in effect with respect to the Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can also be terminated at any time by the Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue, or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of the Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or the Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of the Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, the Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, the Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to the Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of the Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to the Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

SALES CHARGES

Class A shares of the Fund are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                     Dealer
                                                                     Concession
                                         Investor's Sales Charge     ----------
                                         ------------------------    As a
                                         As a           As a         Percentage
                                         Percentage     Percentage   of the
                                         of the Public  of the Net   Public
   Amount of Investment in               Offering       Amount       Offering
   Single Transaction(1)                 Price          Invested     Price
   -------------------                   -----          --------     -----

   Less than                $   25,000   5.50%          5.82%        4.75%
   $ 25,000  but less than  $   50,000   5.25           5.54         4.50
   $ 50,000  but less than  $  100,000   4.75           4.99         4.00
   $100,000  but less than  $  250,000   3.75           3.90         3.00
   $250,000  but less than  $  500,000   3.00           3.09         2.50
   $500,000  but less than  $1,000,000   2.00           2.04         1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

IDI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with IDI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Fund's shares or the amount the Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of the Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may pay sales commissions to financial intermediaries that sell Class B shares of the Fund at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to financial intermediaries that sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the financial intermediary immediately.

DEALER CONCESSIONS (CLASS A AND CLASS K ONLY)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. IDI may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A and Class K shares of the Funds as follows:

Non-Qualified Plans. IDI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Funds sold at net asset value of non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

Qualified Plans. IDI may pay financial intermediaries for Class A and Class K share purchases as follows:

    Class A -- Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $2 million and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

    Class A -- Option 2: No additional fee is paid to financial intermediaries, however, the trail commission will begin to accrue immediately.

    Class K -- Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 million and 0.45% of amounts in excess of $5 million. The trail commission will be paid out beginning in the 13th month.

    Class K -- Option 2: No additional fee is paid to financial intermediaries, however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of shares of the Fund that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined.

The term "purchaser" means:

   o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

   o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Fund will not accept contributions submitted with respect to individual participants);

          b. each transmittal is accompanied by a single check or wire transfer; and

          c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

   o a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
     Code) and 457 plans, if more than one beneficiary or participant is involved;

   o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified IDI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

   o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. IDI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Fund within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the transfer agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he/she must give written notice to IDI. If at any time before completing the LOI Program the purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHT OF ACCUMULATION (CLASS A ONLY). A "purchaser" as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in Class A shares of the Fund at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, IDI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Fund owned by such purchaser, calculated at the then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish IDI with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE. Purchases of shares of the Fund at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation, or acquisition of assets of the fund.

The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     o INVESCO and its affiliates, or their clients;

     o Any current or retired officer, director, or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds
       and  any  foundation,   trust,  or  employee  benefit  plan  established
       exclusively for the benefit of, or by, such persons;

     o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     o Investment advisors or financial planners that place trades for their own accounts or the accounts of their clients and that charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of a broker or agent;

     o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

     o A shareholder of a fund that merges or consolidates with the Fund or that sells its assets to the Fund in exchange for shares of the Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Investor Class, Class A, B, C, and K Prospectus, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
       Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in the Fund;(ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of the Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by the Fund when the account value falls below the minimum required account size of $250;

     o Investment account(s) of INVESCO; and

     o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Shares held more than eighteen months;

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o Private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

     o Shares acquired by exchange from Class A shares of the Fund unless the shares acquired are redeemed within eighteen months of the original purchase of Class A shares.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Fund may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Fund is used to compensate IDI and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Fund or with INVESCO and its affiliates, are familiar with the Fund, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in the Fund's best interests that such persons be permitted to purchase Class A shares of the Fund through IDI without payment of a sales charge. The persons who may purchase Class A shares of the Fund without a sales charge are set forth herein under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

  Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of the Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Fund may be redeemed directly through IDI or through any dealer who has entered into an agreement with IDI. In addition to the Fund's obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with IDI must phone orders to the order desk of the Fund at 1-800-525-8085 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Fund in cash.

The right of redemption  may be suspended or the date of payment  postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Fund. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts, acted as the independent accountants to the Fund's predecessor, the Pell Rudman Portfolio, from its inception on September 10, 1998 to April 30, 2001.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of the Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation, and transfer of shares of the Fund, and the maintenance of records regarding the ownership of such shares.

DST Systems, Inc., 333 West 11th Street, Fifth Floor, Kansas City, Missouri, acted as transfer agent to the Fund's predecessor, the Pell Rudman Portfolio, from its inception on September 10, 1998 to September 28, 2001.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Orders will be priced at a Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

As the investment advisor to the Fund, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on the Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged the Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Fund.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with the Fund. Conversely, the Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of the Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of the Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of the Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by the Fund for the periods outlined in the table below were:

MID-CAP GROWTH FUND
      Period Ended April 30, 2002(1)                $       7,601
      Period Ended October 1, 2001(2)                       6,652
      Year Ended April 30, 200(1)                          25,650

(1) For the period October 2, 2001 through April 30, 2002.

(2) For the period May 1, 2001 through October 1, 2001.

For the fiscal years ended April 30, 2002 and 2001, brokers providing research services received $2,762 and $28,713, respectively, on portfolio transactions effected for the Fund. The aggregate dollar amount of such portfolio transactions was $1,201,353 and $17,354,075, respectively. Commissions totaling $0 and $0 were allocated to certain brokers in recognition of their sales of shares of the Fund on portfolio transactions of the Fund effected during the fiscal years ended April 30, 2002 and 2001, respectively.

At April 30, 2002, the Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
Fund                        Broker or Dealer                 Value of Securities
                                                             at  April 30, 2002
================================================================================
Mid-Cap Growth Fund         State Street Bank & Trust        $168,000
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Fund, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Fund and any broker-dealer that executes transactions for the Fund.

CAPITAL STOCK

The Company is authorized to issue up to ten billion shares of common stock with a par value of $0.01 per share. As of October 31, 2002, the following shares of the Fund were outstanding:

      Investor Class                                                   97,327
      Institutional Class                                             129,180
      Class A                                                         357,196
      Class B                                                         150,397
      Class C                                                         159,707
      Class K                                                               0

A share of each class of the Fund represents an identical interest in the Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Fund will affect the performance of those classes. Each share of the Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of the Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C, and K shares will differ. All shares of the Fund will be voted together, except that only the shareholders of a particular class of the Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and non-assessable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of the Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND

The Fund intends to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to qualify as a regulated investment company during its current fiscal year. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay federal income or excise taxes and that all of the classes of the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that the Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If the Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If the Fund does not qualify as a regulated investment company, it will be subject to income tax on all of its net investment income and net capital gains at the corporate tax rates.

Dividends paid by the Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Fund sends shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments.

The Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, the Fund will have a net capital gain. Distributions by the Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Fund sends information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of the Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of the Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of the Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, the Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. The Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, the Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. The Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for the Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, you loss will be disallowed to the extent of any exempt interest dividends that you any have received on those shares.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax advisor regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state, and local taxes. Qualification as a regulated investment company for income tax purposes under the Internal Revenue Code of 1986, as amended, does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Fund's total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Fund will disclose the maximum front-end sales charge imposed on purchases of the Fund's Class A shares and/or the applicable CDSC imposed on redemption of the Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any) or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in the Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking the Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

More information about the Fund's recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Fund's Prospectuses.

The Fund may participate in the Initial Public Offering ("IPO") market, and a significant portion of the Fund's returns may be attributable to its investment in IPOs, which have a magnified impact in the event the Fund has a small asset base. If this occurs, there is no guarantee that as the Fund's assets grow, they will continue to experience substantially similar performance by investing in IPOs.

When we quote mutual fund rankings published by Lipper Inc., we may compare the Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance is not provided for Investor Class shares of Mid-Cap Growth Fund since Investor Class shares were not offered until August 30, 2002. Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended April 30, 2002 was:

                                                                  10 YEAR OR
FUND AND CLASS                    1 YEAR           5 YEAR        SINCE INCEPTION
--------------                    ------           ------        ---------------

Mid-Cap Growth Fund -
 Institutional Class(1)
   Return Before Taxes             1.08%            N/A              15.03%(2)
   After Taxes on Distributions    1.08%            N/A              14.07%(2)
   After Taxes on Distributions
     and Sale of Fund Shares       0.66%            N/A              12.12%(2)
Mid-Cap Growth Fund - Class A
(Including Front-End Sales Charge)
   Return Before Taxes               N/A            N/A              19.70%(3)
   After Taxes on Distributions      N/A            N/A              19.70%(3)
   After Taxes on Distributions
     and Sale of Fund Shares         N/A            N/A              12.01%(3)
Mid-Cap Growth Fund - Class B
(Including CDSC)
   Return Before Taxes               N/A            N/A              20.93%(3)
   After Taxes on Distributions      N/A            N/A              20.93%(3)
   After Taxes on Distributions
     and Sale of Fund Shares         N/A            N/A              12.75%(3)
Mid-Cap Growth Fund - Class C
(Including CDSC)
   Return Before Taxes               N/A            N/A              24.76%(3)
   After Taxes on Distributions      N/A            N/A              24.76%(3)
   After Taxes on Distributions
     and Sale of Fund Shares         N/A            N/A              15.08%(3)
Mid-Cap Growth Fund - Class K(4)     N/A            N/A                 N/A

(1) The Pell Rudman Portfolio reorganized into the INVESCO Mid-Cap Growth Fund and merged its investment operations on October 2, 2001. Shareholders of the Pell Rudman Mid-Cap Growth Portfolio received Institutional Class shares of the INVESCO Mid-Cap Growth Fund.

(2) Since commencement of investment operations on September 10, 1998.

(3) Since commencement of operations on October 2, 2001. Since inception numbers are not annualized.

(4) Class K shares had not commenced operations as of the fiscal year ended April 30, 2002.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T) = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:
                                         n
                                 P(1 + T) = ATV
                                               D

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
            ATV
               D = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

After taxes on distributions and redemption:

                                        n
                                P(1 + T) = ATV
                                              DR

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions and redemption) n = number of years
            ATV
               DR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures will be determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles, including
certificates  of  deposit,   may  be  provided  to  prospective   investors  and
shareholders.

In conjunction with performance reports and/or analyses of shareholder services for the Fund, comparative data between the Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers

Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund grouping, in addition to the broad-based Lipper general fund groupings:

                                                        Lipper Mutual
            Fund                                        Fund Category
            ----                                        -------------

            Mid-Cap Growth Fund                         Mid-Cap Growth Funds

Sources for Fund performance information and articles about the Fund include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUNDS MAGAZINE
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME
U.S. NEWS AND WORLD REPORT
USA TODAY
WASHINGTON POST
WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Fund or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

On October 2, 2001, the Fund assumed all the assets and liabilities of the Pell Rudman Portfolio. The financial statements of the Fund for the fiscal year ended April 30, 2002 are incorporated herein by reference from the INVESCO Counselor Series Funds, Inc. - INVESCO Mid-Cap Growth Fund's 2002 Annual Report to Shareholders dated April 30, 2002.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION

ITEM 23.    EXHIBITS

               (a) Articles of Amendment and Restatement of the Articles of Incorporation, filed December 2, 1999.(8)

                    (1) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation, filed May 5, 2000.(9)

                    (2) Articles of Amendment to the Articles of Amendment and Restatement of Articles of Incorporation, filed May 17, 2000.(10)

                    (3) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation, filed November 22, 2000.(12)

                    (4) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation, filed August 20, 2001.(14)

                    (5) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation, filed October 15, 2001.(15)

                    (6) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed May 5, 2000.(16)

                    (7) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed May 17, 2000.(16)

                    (8) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed November 22, 2000.(16)

                    (9) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed October 29, 1998.(16)

                    (10) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed February 6, 2002.(16)

                    (11) Certificate of Correction filed July 23, 2002 to the Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed February 6, 2002.(17)

                    (12) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation, filed July 26, 2002.(17)

                    (13) Articles Supplementary to the Articles of Amendment and
                    Restatement   of  the   Articles  of   Incorporation   filed
                    November 21, 2002 (filed herewith).

               (b) Bylaws, as amended July 21, 1993.(2)

               (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV and VIII of the Articles of Incorporation and Articles II, VI, VII, VIII and IX of the Bylaws of the Registrant.

               (d)(1) Investment  Advisory  Agreement  between  Registrant  and
                  INVESCO Funds Group, Inc. dated February 28, 1997.(3)

                      (a) Amendment dated June 30, 1998 to Advisory
                      Agreement.(4)

                      (b) Amendment dated September 18, 1998 to Advisory Agreement.(6)

                      (c) Amendment dated May 13, 1999 to Advisory Agreement.(7)

                      (d) Amendment dated July 15, 1999 to Advisory
                      Agreement.(8)

                      (e) Amendment dated July 31, 2002 to Advisory
                      Agreement.(17)

                      (f) Amendment dated November 30, 2002 to Advisory Agreement (filed herewith).

                  (2) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and World Asset Management with respect to INVESCO S&P 500 Index Fund.(9)

               (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May
               15, 2001,  September 28, 2001, October 5, 2001, October 19, 2001,
               March 29,  2002,  April 30, 2002,  July 31, 2002,  August 30,
               2002, October 21, 2002, November 1, 2002, and November 30, 2002
               (filed herewith).

               (f) Retirement Plan for Independent Directors dated October 30, 2001.(16)

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April
               30, 2002, May 10, 2002, July 31, 2002, August 30, 2002, October
               21, 2002, November 1, 2002, and November 30, 2002 (filed herewith).

               (h) (1) Transfer Agency Agreement between Registrant and INVESCO
                   Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001,
                   October 19, 2001,  March 29, 2002,  April 30, 2002, July 31,
                   2002, August 30, 2002, October 21, 2002, November 1, 2002,
                   and November 30, 2002 (filed herewith).

                   (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000,
                   November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002,
                   July 31, 2002, August 30, 2002, October 21, 2002, November 1,
                   2002, and November 30, 2002 (filed herewith).

               (i) (1) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable dated February 6, 2002. (16)

                   (2) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated July 26, 2002.(17)

                   (3) Opinion and consent of counsel with respect to INVESCO Mid-Cap Growth Fund as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated November 22, 2002 (filed herewith).

               (j) Consent of Independent Accountants (filed herewith).

               (k) Not applicable.

               (l) Not applicable.

               (m) (1)  Master  Plan  and  Agreement  of  Distribution  adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended November 28, 2000, October 19, 2001, March 29, 2002, July 31, 2002, August
                   30, 2002, October 21, 2002, and November 30, 2002 with
                   respect to the Funds' Investor Class shares (filed herewith).

                  (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000,
                  November  28,  2000,   November  29,  2000,  May  15,  2001,
                  September 28, 2001, October 19, 2001, March 29, 2002, July 31, 2002, August 30, 2002, October 21, 2002, November 1,
                  2002, and November 30, 2002 with respect to the Funds' Class C shares (filed herewith).

                  (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, as amended December 14, 2000, September
                  28,  2001,  October 19, 2001,  January 15,  2002,  March 29,
                  2002, July 31, 2002, August 30, 2002, October 21, 2002,
                  and November 30, 2002 with respect to the Funds' Class K shares (filed herewith).

                  (4) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2001, as amended August 23, 2000, November 8, 2000, November 29, 2000, May 15, 2001, September 28, 2001, March 29, 2002, July 31, 2002, August 30, 2002, October 21, 2002,
                  November 1, 2002, and November 30, 2002 with respect to the Funds' Class A shares (filed herewith).

                  (5) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 23, 2000 as amended November 8, 2000, November 29, 2000, May 15, 2001, September 28, 2001, March 29, 2002,
                  July 31,  2002, August 30, 2002, October 21, 2002, November 1,
                  2002, and November 30, 2002 with respect to the Funds' Class B shares (filed herewith).

               (n) Master Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 adopted February 7, 2002 and amended July 31, 2002 and August 30, 2002 (to be filed by amendment).

               (p) Code of Ethics pursuant to Rule 17j-1.(11)

(1) Previously filed with Post-Effective Amendment No. 44 to the Registration Statement on June 22, 1993, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on August 27, 1996, and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 46 to the Registration Statement on June 30, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 47 to the Registration Statement on April 16, 1998, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 50 to the Registration Statement on July 14, 1999, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 51 to the Registration Statement on July 15, 1999 and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 52 to the Registration Statement on August 31, 1999 and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 54 to the Registration Statement on January 31, 2000 and incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 56 to the Registration Statement on May 5, 2000 and incorporated by reference herein.

(10) Previously filed with Post-Effective Amendment No. 57 to the Registration Statement on May 19, 2000 and incorporated by reference herein.

(11) Previously filed with Post-Effective Amendment No. 59 to the Registration Statement on September 29, 2000 and incorporated by reference herein.

(12) Previously filed with Post-Effective Amendment No. 60 to the Registration Statement on November 28, 2000 and incorporated by reference herein.

(13) Previously filed with Post-Effective Amendment No. 61 to the Registration Statement on June 25, 2001 and incorporated by reference herein.

(14) Previously filed with Post-Effective Amendment No. 62 to the Registration Statement on August 23, 2001 and incorporated by reference herein.

(15) Previously filed with Post-Effective Amendment No. 63 to the Registration Statement on September 24, 2001 and incorporated by reference herein.

(16) Previously filed with Post-Effective Amendment No. 66 to the Registration Statement on February 7, 2002 and incorporated by reference herein.

(17) Previously filed with Post-Effective Amendment No. 68 to the Registration Statement on July 26, 2002 and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO STOCK FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors, and employees of the Company are set forth in Article X of the Amended Bylaws and Article VII of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" or "Management of the Fund" in the Statements of Additional Information for information regarding the business of the investment advisor, INVESCO.

Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                              Position with   Principal Occupation and
Name                             Advisor         Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson            Chairman &      Chairman of the Board &
                              Officer         Chief Executive Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham         Officer &       President & Chief Operating
                              Director        Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stacie L. Cowell              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer &       Senior Vice President &
                              Director        Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer &       Senior Vice President & Treasurer
                              Director        INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe               Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles P. Mayer              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer &       Senior Vice President &
                              Director        Chief Investment Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Gary J. Rulh                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Cobinachi          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Delta L. Donohue              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Robert J. Hickey              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Sean D. Katof                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Joseph J. Klauzer             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew W. Lowell             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Chief
                                              Compliance Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas E. Pellowe             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President & Assistant
                                              Treasurer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Reagan A. Shopp               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Joseph W. Skornicka           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John T. Treder                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Tane' T. Tyler                Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jim R. Webb                   Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President & Assistant
                                              Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew A. Kunze              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William S. Mechling           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                 Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
C. Vince Sellers              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.   (a)    PRINCIPAL UNDERWRITERS
                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO Counselor Series Funds, Inc.
                  INVESCO Global & International Funds, Inc.
                    (formerly INVESCO International Funds, Inc.)
                  INVESCO Manager Series Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.

           (b)

                                Positions and           Positions and
Name and Principal              Offices with            Offices with
Business Address                Underwriter             the Company
------------------              -----------             -----------

Raymond R. Cunningham           President &             Vice President &
4350 South Monaco Street        Director                Director
Denver, CO 80237

                                Positions and           Positions and
Name and Principal              Offices with            Offices with
Business Address                Underwriter             the Company
------------------              -----------             -----------
William J. Galvin, Jr.          Senior Vice             Assistant Secretary
4350 South Monaco Street        President,
Denver, CO  80237               Asst. Secretary &
                                Director

Ronald L. Grooms                Senior Vice             Treasurer &
4350 South Monaco Street        President,              Chief Financial and
Denver, CO  80237               Treasurer, &            Accounting Officer
                                Director

Richard W. Healey               Senior Vice
4350 South Monaco Street        President &
Denver, CO  80237               Director

Timothy J. Miller               Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                   Senior Vice             Secretary
4350 South Monaco Street        President,
Denver, CO 80237                Secretary &
                                General Counsel

Pamela J. Piro                  Assistant Treasurer     Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Mark H. Williamson              Chairman of the Board   Chairman of the Board,
4350 South Monaco Street        & Chief Executive       President & Chief
Denver, CO 80237                Officer                 Executive Officer


           (c)     Not applicable.

ITEM 28.        LOCATION OF ACCOUNTS AND RECORDS
                --------------------------------

                Mark H. Williamson
                4350 South Monaco Street
                Denver, CO  80237

ITEM 29.        MANAGEMENT SERVICES
                -------------------

                Not applicable.

ITEM 30.        UNDERTAKINGS
                ------------

                Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 22nd day of November, 2002.

Attest:                                   INVESCO Stock Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
------------------------------            ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
Chief Financial and Accounting Officer)

/s/ Victor L. Andrews*
-------------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -----------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          -----------------------------
                                          Larry Soll, Director
/s/ James T. Bunch*
-------------------------------
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          -----------------------------
/s/ Raymond R. Cunningham*                Gerald J. Lewis, Director
-------------------------------
Raymond R. Cunningham, Director

By_____________________________           By /s/ Glen A. Payne
                                             -----------------
     Edward F. O'Keefe                       Glen A. Payne
     Attorney in Fact                        Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on June 15, 1993, June 22, 1994, June 22, 1995, June 30, 1997, August 28, 1998,
March 8, 2000, May 5, 2000, and June 25, 2001, respectively.

                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

      a(13)                                     358
      d(1)(f)                                   361
      e                                         362
      g                                         374
      h(1)                                      429
      h(2)                                      447
      i(3)                                      455
      j                                         456
      m(1)                                      457
      m(2)                                      462
      m(3)                                      473
      m(4)                                      481
      m(5)                                      491
      n                                         507